UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: June 30, 2003

Date of reporting period: June 30, 2003

ITEM 1.    REPORT TO SHAREHOLDERS

WELLS FARGO

FUNDS

Wells Fargo Tax-Free Funds

Annual Report

Wells Fargo California Limited Term Tax-Free Fund

Wells Fargo California Tax-Free Fund

Wells Fargo Colorado Tax-Free Fund

Wells Fargo Minnesota Tax-Free Fund

Wells Fargo National Limited Term Tax-Free Fund

Wells Fargo National Tax-Free Fund

Wells Fargo Nebraska Tax-Free Fund

June 30, 2003

TAX-FREE FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

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TAX-FREE FUNDS

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this Wells Fargo Tax-Free Funds annual report for the 12-month period ended June 30, 2003. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers’ strategic outlook, and facts and figures about each Fund’s portfolio.

THE ECONOMY: A WEAK RECOVERY

The fiscal year began with relatively strong economic growth in the summer and early fall of 2002. However, a relapse in manufacturing activity and a declining stock market, combined with mounting tensions in the Middle East, undermined business and consumer confidence. Pessimism over the economy, as well as money shifting out of the stock market into safer havens sent U.S. Treasury bill rates down to levels not seen since the late 1950s. Disappointing holiday retail sales combined with continued weakness in capital spending presented a gloomy picture coming into 2003. The federal government attempted to boost the economy with a tax cut on dividends and capital gains in early 2003. With the economy still mired in weakness several months later, the Federal Reserve Board cut short-term interest rates from 1.25% to 1%, the lowest level in half a century. Still, unemployment remained relatively high and a record fiscal year 2003 federal budget deficit suggested that tax revenues were not growing nearly fast enough to cover spending demands of the war and other programs. On the plus side, consumer spending remained a positive factor for the economy, with mortgage refinancing continuing at a blistering pace. Corporate earnings were also encouraging, as companies focused on paying down debt and operating as lean as possible.

BONDS: ANOTHER FINE PERFORMANCE

Bonds overcame a setback in June of 2003 to post impressive gains for the 12-month reporting period. This economic environment left the Lehman Brothers Aggregate Bond Index’s return at mid-year ahead of pace, as compared to returns of a year ago, which culminated in a double-digit gain for 2002 as a whole. Corporate securities maintained a leadership role, as an improving economic outlook encouraged investors to “reach” down the quality scale for yield. Certain government securities lagged amid problems at Freddie Mac, while mortgage-backed securities suffered from falling interest rates and heightened pre-payment risk.

Municipal securities performed well during the reporting period. The gains in the municipal sector — all the more impressive in the face of ongoing supply pressure and a strong rally in stocks late in the period — were supported by yields that were already attractive as compared to U.S. Treasury securities. Added help came from a reversal of “short” positions by several mutual funds and by other investors expecting a rise in yields. Finally, demand was fortified by sizable cash holdings moving in from the sidelines as the reporting period progressed.

LOOKING AHEAD: POSITIVE OUTLOOK FOR STOCKS COULD SIGNAL A CHALLENGING TIME FOR BONDS

An improving economy could be a positive sign for stocks, and investors are hopeful of the possibility of low interest rates, contained inflation and increased corporate profits. Such an environment is typically more challenging for bonds, however, because interest rates typically rise when the economy strengthens. Worsening federal budget deficits are also a major concern, since massive U.S. government borrowing would exert upward pressure on interest rates and inflation.

During this period of mixed economic data, it is important to ensure that your investment portfolio is properly diversified. While diversification may not prevent overall losses in a market sell-off, it may help reduce them and keep you on track to reach your financial goals. You may wish to review your portfolio with an investment professional.

We would like to thank you for your investment in Wells Fargo Funds. Please know that through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

TAX-FREE FUNDS	PERFORMANCE HIGHLIGHTS

CALIFORNIA LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

The California Limited Term Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Stephen Galiani

INCEPTION DATE

11/18/92

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 4.74%1 for the 12-month period ended June 30, 2003, excluding sales charges, underperforming the Lehman Brothers 3-Year Municipal Bond Index2 (the Index), which returned 4.94%. The Fund’s Class A shares distributed $0.25 per share in dividend income and no capital gains during the period.

The main driver of the Fund’s performance during the period was declining interest rates. Yields in the one- to five-year maturity range declined approximately 1.25%. Because we maintained a generally defensive posture for most of the Fund’s fiscal year, we could not maximize the potential advantage of the large drop in yields. On the positive side, the Fund’s performance was supported by our efforts to improve the distribution yield by increasing the Fund’s exposure to higher yielding, lower-rated investment-grade securities. The Fund’s underperformance of the Index can be partially attributed to the relative underperformance of the California Municipal bond market, which generally resulted from two factors. The first factor was the negative impact of the State’s budget problems; the second factor was the heavy supply of new issuance of municipal securities at both the State and local levels.

Not surprisingly, the Fund’s best performers were those holdings with the longest durations. These holdings benefited most from the decline in interest rates. Conversely, the worst performing holdings were liquidity positions and other short-duration holdings.

Because we believe that interest rates may drift higher over the coming months, we reduced the duration of the Fund during the period, bringing it down to that of the Index. Seeking to improve the distribution yield, we added a number of “kicker” bonds (bonds with an added feature that offers the prospect of equity participation) with initial call dates of less than 18 months; once these bonds pass the first call date, we believe they may provide incremental, above-market yields.

STRATEGIC OUTLOOK

By the end of the period, interest rates had already edged up from their recent lows, and the high level of fiscal and monetary stimulus in the economy may preclude a return to those lows. Therefore, our risk and reward analysis for the Fund continues to favor a cautious approach. Moreover, the overhang of secondary market supply resulting from record levels of municipal bond issuance in the 18 months preceding the end of the period may decrease the likelihood that municipal bonds can outperform taxable bonds over the near term. In this type of environment, we intend to maintain the Fund’s defensive posture. We believe that periodic episodes of market weakness and disorder may allow us to reinvest the Fund’s liquidity reserve in attractively valued securities.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Performance shown for the Class C shares of the Wells Fargo California Limited Term Tax-Free Fund for the periods shown prior to August 30, 2002, reflects the performance of the Class A shares of the Wells Fargo California Limited Term Tax-Free Fund, adjusted to reflect the Class C sales charges and expenses. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge was 4.50%, until June 30, 2003. Effective July 1, 2003, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown and assumed 4.50% for Class A shares. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS	TAX-FREE FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) ( AS OF JUNE 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo California Limited Term Tax-Free Fund – Class A	0.07	3.49	3.93	4.74	4.45	4.41

Wells Fargo California Limited Term Tax-Free Fund – Class C	2.82	3.56	3.52	3.82	3.56	3.52

Wells Fargo California Limited Term Tax-Free Fund – Institutional Class				4.93	4.61	4.49

Benchmark

Lehman Brothers 3-Year Municipal Bond Index[2]				4.94	5.24	5.03

FUND CHARACTERISTICS (AS OF JUNE 30, 2003)

Average Credit Quality[3]	AA †

Weighted Average Coupon	4.24%

Weighted Average Maturity	3.94 years

Estimated Duration	2.60 years

Portfolio Turnover	64%

Number of Holdings	173

NAV (Class A, C, I)	$10.74, $10.74, $10.57

SEC Yield[4] (Class A, C, I)	1.46%, 0.82%, 1.79%

Distribution Rate[5] (Class A, C, I)	1.79%, 1.12%, 2.17%

Taxable Equivalent Yield[6] (Class A, C, I)	2.48%, 1.39%, 3.04%

Alternative Minimum Tax (AMT)[7]	5.95%

GROWTH OF $10,000 INVESTMENT8

CREDIT QUALITY3, 9 (AS OF JUNE 30, 2003)

MATURITY DISTRIBUTION9 (AS OF JUNE 30, 2003)

2   The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

3   The average credit rating is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

4   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund’s taxable equivalent yield is based on the combined federal and state income tax rate of 41.05%. Any capital gains distributions may be taxable.

7   The value of the securities subject to the AMT is represented as a percentage of net assets.

8   The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

9   Portfolio holdings are subject to change.

TAX-FREE FUNDS	PERFORMANCE HIGHLIGHTS

CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE

The California Tax-Free Fund (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Stephen Galiani

INCEPTION DATE

10/06/88

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 7.77%1 for the 12-month period ended June 30, 2003, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index2 (the Index), which returned 8.74% during the period. The Fund’s Class A shares distributed $0.53 per share in dividend income and $0.03 in capital gains during the period.

The main driver of the Fund’s performance during the period was declining interest rates. Over the course of the Fund’s fiscal year, high-grade municipal bond yields fell considerably, with 10-year bond yields declining 0.90% and 30-year bond yields dropping 0.70%. Because we maintained a relatively defensive posture for the entire 12 months, we could not maximize the potential advantage of the large drop in yields. The Fund underperformed the Index due, in part, to the relative underperformance of the California municipal bond market, which generally resulted from two factors. The first factor was the negative impact of the State’s budget problems; the second factor was the heavy supply of new issuance of municipal securities at both the State and local levels.

Early in the period we began to move the Fund to a more defensive posture, anticipating a quicker rebound in economic activity than what actually materialized. We sold a number of holdings with maturities in the 25- to 30-year range, replacing them with securities maturing in 20 years or less, and maintained an increased liquidity position. As part of our defensive strategy, we also focused on higher coupons in order to cushion price declines when rates rose. The overall effect was to shorten the Fund’s average maturity and duration.

STRATEGIC OUTLOOK

By the end of the period, interest rates had already edged up from the historic lows they had recently reached. We believe that this trend may continue as the high level of fiscal and monetary stimulus begins to fuel faster economic growth. In this economic environment, we intend to maintain the Fund’s defensive posture. We anticipate that periodic episodes of market weakness may allow us to reinvest the Fund’s liquidity reserve in attractively valued securities.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B, Class C and Institutional Class shares of the California Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class C shares of the Wells Fargo Fund. Performance shown for the Class B shares of the Fund for periods prior to December 12, 1997, reflects performance of the Class D shares of the Overland Fund, although for periods prior to July 1, 1993, Class B share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS	TAX-FREE FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF JUNE 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo California Tax-Free Fund – Class A	2.93	4.67	5.49	7.77	5.65	5.98

Wells Fargo California Tax-Free Fund – Class B	1.87	4.53	5.16	6.87	4.86	5.16

Wells Fargo California Tax-Free Fund – Class C	4.77	4.64	5.06	6.87	4.85	5.16

Wells Fargo California Tax-Free Fund – Institutional Class				7.90	5.81	6.05

Benchmark

Lehman Brothers Municipal Bond Index[2]				8.74	6.29	6.37

FUND CHARACTERISTICS (AS OF JUNE 30, 2003)

Average Credit Quality[3]	AA

Weighted Average Coupon	4.66%

Weighted Average Maturity	16.63 years

Estimated Duration	6.11 years

Portfolio Turnover	34%

Number of Holdings	265

NAV (Class A, B, C, I)	$11.57, $11.79, $11.79, $11.59

SEC Yield[4] (Class A, B, C, I)	3.54%, 2.95%, 2.92%, 3.96%

Distribution Rate[5] (Class A, B, C, I)	4.04%, 3.38%, 3.34%, 4.47%

Taxable Equivalent Yield[6] (Class A, B, C, I)	6.01%, 5.00%, 4.95%, 6.72%

Alternative Minimum Tax (AMT)[7]	8.11%

GROWTH OF $10,000 INVESTMENT8

CREDIT QUALITY3, 9 (AS OF JUNE 30, 2003)

MATURITY DISTRIBUTION9 (AS OF JUNE 30, 2003)

2   The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

3   The average credit rating is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

4   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund’s taxable equivalent yield is based on the combined federal and state income tax rate of 41.05%. Any capital gains distributions may be taxable.

7   The value of the securities subject to the AMT is represented as a percentage of net assets.

8   The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

9   Portfolio holdings are subject to change.

TAX-FREE FUNDS	PERFORMANCE HIGHLIGHTS

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE

The Colorado Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Arthur C. Evans

Stephen Galiani

INCEPTION DATE

06/01/93

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 8.62%1 during the 12-month period ended June 30, 2003, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index2, which returned 8.74%. The Fund’s Class A shares distributed $0.50 per share in dividend income and no capital gains during the period.

The main driver of Fund performance for the period was declining interest rates. Over the course of the period, high-grade municipal bond yields fell considerably, with 10-year bond yields declining 0.90% and 30-year bond yields dropping 0.70%. Because we maintained a relatively defensive posture for the Fund throughout the 12-month period, we could not maximize the potential advantage of the large drop in yields. Although the Fund benefited from the early stages of the rally in interest rates, the dramatic move to record lows triggered a prepayment wave that led to disappointing performance for the Fund’s significant allocation to housing bonds. In an environment where rates decreased by 0.55% to 1.00%, the prices for most of our housing bonds dropped.

Because we believed that interest rates had likely reached bottom, our strategy became more defensive during the 12-month period. The Fund’s duration was reduced from 8.14 years at the beginning of the period to 5.60 years as of June 30, 2003. The Fund eliminated its zero-coupon bonds and its long-maturity bonds with less than 5% coupons. As rates trended lower and credit spreads contracted, the Fund reduced the number of lower-rated investment-grade bonds held by the Fund, including health care and multi-family housing bonds, as opportunities arose.

STRATEGIC OUTLOOK

Although sluggish economic growth could keep rates relatively low for the near term, we believe that the combined effect of monetary and fiscal stimulus as well as the weaker dollar could eventually take hold, potentially putting upward pressure on interest rates later this year and into early 2004. Thus, we intend to hold our duration for the Fund at the short end of the spectrum and favor bond structures that provide some cushion on the downside.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class B shares for periods prior to August 2, 1993, reflects performance of the Class A shares of the Norwest Advantage Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS	TAX-FREE FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF JUNE 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Colorado Tax-Free Fund – Class A	3.73	4.89	5.69	8.62	5.86	6.18

Wells Fargo Colorado Tax-Free Fund – Class B	2.70	4.74	5.40	7.70	5.07	5.40

Wells Fargo Colorado Tax-Free Fund – Institutional Class				8.70	5.89	6.20

Benchmark

Lehman Brothers Municipal Bond Index[2]				8.74	6.29	6.37

FUND CHARACTERISTICS (AS OF JUNE 30, 2003)

Average Credit Quality[3]	AA+

Weighted Average Coupon	5.85%

Weighted Average Maturity	12.97 years

Estimated Average Duration	5.60 years

Portfolio Turnover	37%

Number of Holdings	102

NAV (Class A, B, I)	$11.01, $11.02, $11.01

SEC Yield[4] (Class A, B, I)	3.87%, 3.29%, 4.31%

Distribution Rate[5] (Class A, B, I)	4.14%, 3.57%, 4.59%

Taxable Equivalent Yield[6] (Class A, B, I)	6.24%, 5.31%, 6.95%

Alternative Minimum Tax (AMT)[7]	6.00%

GROWTH OF $10,000 INVESTMENT8

CREDIT QUALITY3, 9 (AS OF JUNE 30, 2003)

MATURITY DISTRIBUTION9 (AS OF JUNE 30,2003)

2   The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

3   The average credit rating is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

4   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund’s taxable equivalent yield is based on the combined federal and state income tax rate of 38.01%. Any capital gains distributions may be taxable.

7   The value of the securities subject to the AMT is represented as a percentage of net assets.

8   The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

9   Portfolio holdings are subject to change.

TAX-FREE FUNDS	PERFORMANCE HIGHLIGHTS

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE

The Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Patricia D. Hovanetz, CFA

INCEPTION DATE

01/12/88

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 8.49%1 for the 12-month period ended June 30, 2003, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index2 (the Index), which returned 8.74%. The Fund’s Class A shares distributed $0.47 per share in dividend income and no capital gains during the period.

The main driver of the Fund’s performance was declining interest rates. Over the course of the period, yields on high-grade municipal securities with five-year maturities fell 1.25%, and those with 30-year maturities fell 0.70%. Because we chose to maintain a fairly defensive posture for the Fund throughout the fiscal year, we could not maximize the potential advantage of the large drop in yields. The Fund’s shorter duration for most of the year largely contributed to its underperformance relative to the Index. Another contributing factor to the Fund’s underperformance against the Index related to differences between Minnesota securities and other municipal securities nationwide. Minnesota is a very high credit quality market, with limited yield spread opportunities compared to the national market.

We maintained a defensive posture for the Fund throughout the period, anticipating a quicker rebound in economic activity than what actually materialized. We maintained the Fund’s average maturity and duration fairly steadily throughout the 12 months. As part of our defensive strategy, we focused on higher coupons in order to cushion price declines when rates rose.

STRATEGIC OUTLOOK

After dipping to historic lows in mid-June, interest rates had begun to rise by the end of the period. We believe that this trend may continue as a high level of fiscal and monetary stimulus begins to fuel faster economic growth. In addition, a rising interest rate environment is likely to reduce liquidity in our market, which has had to contend with record levels of supply over the past year. Our risk and reward analysis for the Fund continues to favor a cautious approach.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares adjusted to reflect Class B shares sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

2   The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS	TAX-FREE FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF JUNE 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Minnesota Tax-Free Fund – Class A	3.61	4.41	5.28	8.49	5.38	5.76

Wells Fargo Minnesota Tax-Free Fund – Class B	2.68	4.27	4.95	7.68	4.61	4.95

Wells Fargo Minnesota Tax-Free Fund – Institutional Class				8.67	5.41	5.78

Benchmark

Lehman Brothers Municipal Bond Index[2]				8.74	6.29	6.37

FUND CHARACTERISTICS (AS OF JUNE 30, 2003)

Average Credit Quality[3]	AA

Weighted Average Coupon	5.14%

Weighted Average Maturity	13.47 years

Estimated Duration	5.68 years

Portfolio Turnover	23%

Number of Holdings	174

NAV (Class A, B, I)	$11.27, $11.27, $11.27

SEC Yield[4] (Class A,B, I)	3.51%, 2.92%, 3.94%

Distribution Rate[5] (Class A, B, I)	3.82%, 3.25%, 4.26%

Taxable Equivalent Yield[6] (Class A, B, I)	5.86%, 4.87%, 6.58%

Alternative Minimum Tax (AMT)[7]	2.01%

GROWTH OF $10,000 INVESTMENT8

CREDIT QUALITY3, 9 (AS OF JUNE 30, 2003)

MATURITY DISTRIBUTION9 (AS OF JUNE 30, 2003)

3   The average credit rating is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

4   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund’s taxable equivalent yield is based on the combined federal and state income tax rate of 40.10%. Any capital gains distributions may be taxable.

7   The value of the securities subject to the AMT is represented as a percentage of net assets.

8   The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

9   Portfolio holdings are subject to change.

TAX-FREE FUNDS	PERFORMANCE HIGHLIGHTS

NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

The National Limited Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Patricia D. Hovanetz, CFA

Arthur C. Evans

INCEPTION DATE

10/01/96

PERFORMANCE HIGHLIGHTS

The Fund returned 6.86%1 for the 12-month period ended June 30, 2003, outperforming the Lehman Brothers 3-Year Municipal Bond Index2, which returned 4.94%. The Fund distributed $0.37 per share in dividend income and no capital gains during the period.

The main driver of the Fund’s performance during the 12-month period was declining interest rates. Over the course of the year, yields declined 1.25% for securities with one- to five-year maturities. Because we maintained a fairly defensive posture for the Fund throughout the period, we could not maximize the potential advantage of the large drop in yields. Despite this, the Fund outperformed its benchmark.

The Fund’s best performing holdings were those with the longest durations, as they benefited the most from the decline in interest rates during the year. Conversely, the worst performing holdings were the liquidity positions and other short-duration holdings. Generally, non-rated issues outperformed high-grade issues, though only slightly.

We maintained a defensive posture for the Fund throughout the period, anticipating a quicker rebound in economic activity than what actually materialized. As part of our defensive strategy, we shortened the Fund’s average maturity and duration slightly from the previous year. In addition, we focused on higher coupons in order to cushion price declines when interest rates rose.

STRATEGIC OUTLOOK

Although our shift toward a more defensive strategy may have been premature, we believe that this posture could benefit the Fund moving forward. By the end of the period, interest rates had begun to rise from the historic lows reached in mid-June. We believe that this trend may continue as the high level of fiscal and monetary stimulus begins to fuel faster economic growth. Moreover, a rising interest rate environment could likely reduce liquidity in our market, which has had to contend with record levels of supply over the past year. Our risk and reward analysis for the Fund continues to favor a cautious approach.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Institutional Class shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS	TAX-FREE FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF JUNE 30, 2003)

	1-Year	5-Year	Life of Fund

Wells Fargo National Limited Term Tax-Free Fund	6.86	5.18	5.93

Benchmark

Lehman Brothers 3-Year Municipal Bond Index[2]	4.94	5.24	5.27

FUND CHARACTERISTICS (AS OF JUNE 30, 2003)

Average Credit Quality[3]	AA

Weighted Average Coupon	4.86%

Weighted Average Maturity	5.22 years

Estimated Duration	3.72 years

Portfolio Turnover	40%

Number of Holdings	154

NAV	$11.09

SEC Yield[4]	2.01%

Distribution Rate[5]	2.82%

Taxable Equivalent Yield[6]	3.09%

Alternative Minimum Tax (AMT)[7]	4.33%

GROWTH OF $10,000 INVESTMENT8

CREDIT QUALITY3, 9 (AS OF JUNE 30, 2003)

MATURITY DISTRIBUTION9 (AS OF JUNE 30, 2003)

2   The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years. You cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.

3   The average credit rating is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

4   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund’s taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

7   The value of the securities subject to the AMT is represented as a percentage of net assets.

8   The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Institutional Class shares for the life of the Fund with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

9   Portfolio holdings are subject to change.

TAX-FREE FUNDS	PERFORMANCE HIGHLIGHTS

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE

The National Tax-Free Fund (the Fund) seeks current income exempt from federal income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Stephen Galiani

Arthur C. Evans

INCEPTION DATE

08/01/89

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 7.20%1 during the 12-month period ended June 30, 2003, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index2, which returned 8.74%. The Fund’s Class A shares distributed $0.49 per share in dividend income and no capital gains during the period.

Declining interest rates dominated Fund performance during the 12-month period. During the period, high-grade municipal bond yields fell considerably, with 10-year bond yields declining 0.90% and 30-year bond yields dropping 0.70%. We maintained a relatively defensive posture for the Fund throughout the reporting period and as a result we could not maximize the potential advantage of the large drop in yields. Although the Fund benefited from the rally in interest rates, the dramatic move to record lows triggered a prepayment wave that led to disappointing performance for the Fund’s significant allocation to housing bonds. While rates decreased from 0.55% to 1.00%, the prices for most of our holdings of housing bonds dropped.

In an economic environment characterized by a sluggish national economy and weakening fundamentals for municipal bond issuers, our major theme during the period was to lower the Fund’s exposure to credit problems. We reduced our lower-rated investment-grade and non-rated securities by 16% of the Fund’s total assets, replacing them with AAA- and AA-rated securities. Additionally, we reduced the Fund’s holdings in zero-coupon and long-maturity bonds with lower coupons to position the Fund more defensively for a rise in interest rates. The Fund’s duration also decreased from 8.03 years at the beginning of the period to 6.68 years at the end of June.

STRATEGIC OUTLOOK

We believe that sluggish economic growth may keep rates relatively low in the near term. However, the combined effect of monetary and fiscal stimulus, as well as the weaker U.S. dollar, could eventually take hold, putting upward pressure on interest rates later this year and into early 2004. Interest rates may move higher as the economy begins to improve. Thus, we intend to hold our duration at the short end of the spectrum and favor bond structures that we believe may provide some cushion on the downside.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through October 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C shares sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

2   The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS	TAX-FREE FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF JUNE 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo National Tax-Free Fund – Class A	2.38	4.25	5.38	7.20	5.21	5.87

Wells Fargo National Tax-Free Fund – Class B	1.40	4.09	5.10	6.40	4.43	5.10

Wells Fargo National Tax-Free Fund – Class C	4.34	4.21	5.00	6.40	4.42	5.10

Wells Fargo National Tax-Free Fund – Institutional Class				7.34	5.37	5.95

Benchmark

Lehman Brothers Municipal Bond Index[2]				8.74	6.29	6.37

FUND CHARACTERISTICS (AS OF JUNE 30, 2003)

Average Credit Quality[3]	AA

Weighted Average Coupon	5.23%

Weighted Average Maturity	16.57 years

Estimated Duration	6.68 years

Portfolio Turnover	37%

Number of Holdings	285

NAV (Class A, B, C, I)	$10.53, $10.53, $10.53, $10.53

SEC Yield[4] (Class A, B, C, I)	3.94%, 3.38%, 3.35%, 4.39%

Distribution Rate[5] (Class A, B, C, I)	4.00%, 3.43%, 3.40%, 4.44%

Taxable Equivalent Yield[6] (Class A, B, C, I)	6.06%, 5.20%, 5.15%, 6.75%

Alternative Minimum Tax (AMT)[7]	13.71%

GROWTH OF $10,000 INVESTMENT8

CREDIT QUALITY3, 9 (AS OF JUNE 30, 2003)

MATURITY DISTRIBUTION9 (AS OF JUNE 30, 2003)

3   The average credit rating is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard and Poor’s is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

4   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund’s taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

7   The value of the securities subject to the AMT is represented as a percentage of net assets.

8   The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

9   Portfolio holdings are subject to change.

TAX-FREE FUNDS	PERFORMANCE HIGHLIGHTS

NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE

The Nebraska Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Patricia D. Hovanetz, CFA

Arthur C. Evans

INCEPTION DATE

8/31/89

PERFORMANCE HIGHLIGHTS

The Fund returned 7.91%1 for the 12-month period ended June 30, 2003, underperforming its benchmark, the Lehman Brothers Municipal Bond Index2 (the Index), which returned 8.74% during the period. The Fund distributed $0.42 per share in dividend income and $0.09 capital gains during the period.

The main driver of the Fund’s performance during the period was the decline in interest rates. Over the course of the Fund’s fiscal year, yields on high-grade municipal securities with five-year maturities fell 1.25%, and those for 30-year maturities fell 0.70%. Because we chose to maintain a fairly defensive posture for the Fund throughout the period, we could not maximize the potential advantage of the large drop in yields. The Fund’s shorter duration for most of the period largely contributed to its underperformance relative to the Index.

The Fund’s best performing holdings were bonds maturing in the 10- to 20-year range with good call protection. These issues benefited from the decline in interest rates, unhampered by unfavorable call features. Unrated and BBB-rated holdings performed better than high-grade bonds, though only slightly. Short-term bonds and the Fund’s liquidity positions were the poorest performing holdings.

We maintained a defensive posture for the Fund throughout the period, anticipating a quicker rebound in economic activity than what actually materialized. We decreased the average maturity of the Fund by 1.7 years, resulting in a maturity of 12.07 years, and also shortened duration. As part of our defensive strategy, we also focused on higher coupon bonds seeking to cushion price declines when interest rates rose.

STRATEGIC OUTLOOK

After reaching historic lows in mid-June, interest rates began to rise by the end of the period. We believe that this trend may continue as the high level of fiscal and monetary stimulus begins to fuel faster economic growth. Moreover, a rising interest rate environment may reduce liquidity in our market, which has had to contend with record levels of supply over the past year. Our risk and reward analysis continues to favor a cautious approach.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the periods prior to September 29, 1997, reflects the performance of the predecessor common trust fund. The common trust fund was not registered under the Investment Company Act of 1940 (the “Act”) and was not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable may have adversely affected the performance results. On September 29, 1997, the common trust fund was reorganized as the Wells Fargo predecessor Great Plains Tax-Free Bond Fund and on September 11, 2000, became the Nebraska Tax-Free Fund.

PERFORMANCE HIGHLIGHTS	TAX-FREE FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF JUNE 30, 2003)

	1-Year	5-Year	10-Year

Wells Fargo Nebraska Tax-Free Fund	7.91	5.41	4.97

Benchmark

Lehman Brothers Municipal Bond Index[2]	8.74	6.29	6.37

FUND CHARACTERISTICS (AS OF JUNE 30, 2003)

Average Credit Quality[3]	AA

Weighted Average Coupon	5.45%

Weighted Average Maturity	12.07 years

Estimated Duration	5.08 years

Portfolio Turnover	19%

Number of Holdings	67

NAV	$10.44

SEC Yield[4]	3.44%

Distribution Rate[5]	3.84%

Taxable Equivalent Yield[6]	5.67%

Alternative Minimum Tax (AMT)[7]	7.89%

GROWTH OF $10,000 INVESTMENT8

CREDIT QUALITY3, 9 (AS OF JUNE 30, 2003)

MATURITY DISTRIBUTION9 (AS OF JUNE 30, 2003)

Performance shown for the Institutional class shares of the Wells Fargo Nebraska Tax-Free Fund for the periods from September 29, 1997, to September 8, 2000, reflects the performance of the Institutional class shares of the Great Plains Tax-Free Bond Fund.

2   The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. You cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

3   The average credit rating is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard and Poor’s is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

4   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund’s taxable equivalent yield is based on the combined federal and state income tax rate of 39.34%. Any capital gains distributions may be taxable.

7   The value of the securities subject to the AMT is represented as a percentage of net assets.

8   The chart compares the performance of the Wells Fargo Nebraska Tax-Free Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

9   Portfolio holdings are subject to change.

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

CALIFORNIA LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Bonds – 91.95%

California – 89.25%

$180,000	ABAG Financial Authority For Nonprofit Corporation CA Stanford University Hospital	5.50%	11/01/2013	$186,074

250,000	ABAG Financial Authority For Nonprofit Corporation CA Episcopal Homes Foundation Project	5.00	07/01/2005	261,934

1,100,000	ABAG Financial Authority For Nonprofit Corporation CA Episcopal Homes Foundation Project	5.00	07/01/2007	1,172,126

1,105,000	ABAG Financial Authority For Nonprofit Corporation CA Episcopal Homes Foundation Project	5.00	07/01/2008	1,174,470

1,230,000	Acalanes Union High School District CA Election Of 1999 Series B††	3.35	08/01/2009	1,027,234

350,000	Alameda California	2.25	05/01/2004	353,212

220,000	Apple Valley California	3.95	06/01/2004	225,151

1,000,000	Bay Area Governments Association CA FTA Capital Grant Series A Bart San Francisco Extension	4.88	06/15/2009	1,033,000

2,000,000	Bay Area Toll Authority California Toll Bridge Revenue Series-C±	1.05	04/01/2025	2,000,000

5,000,000	Bay Area Toll Authority California Toll Bridge Revenue±	0.90	04/01/2037	5,000,000

250,000	Berkeley Unified School District CA Election 2000	7.00	08/01/2004	266,152

265,000	Brentwood Infrastructure Financing Authority CA Series A	2.50	09/02/2003	265,684

730,000	Burbank California Redevelopment Agency Tax Allocation-Golden State Redevelopment PJ-A	5.40	12/01/2003	742,344

310,000	California County CA Tobacco Securitization Agency Alameda County	2.70	06/01/2004	306,804

420,000	California Education Facilities Authority Revenue	2.40	11/01/2007	416,963

200,000	California Education Facilities Authority Series B Pooled College & University Project	4.30	04/01/2004	204,782

340,000	California Education Facilities Authority University of The Pacific	2.20	11/01/2003	341,098

505,000	California Education Facilities Authority University of The Pacific	4.10	11/01/2010	535,613

230,000	California Education Facilities Authority Revenue	1.25	11/01/2003	229,782

395,000	California Education Facilities Authority Revenue	1.50	11/01/2004	394,250

480,000	California Education Facilities Authority Series B Pooled College & University Project	4.50	04/01/2006	518,410

515,000	California State Department Water RES CENT VY Project Revenue Water System-J-3- Un-Refunded Balance	7.00	12/01/2011	660,616

2,400,000	California State Department Water RES Power supply Revenue Var-Ser B-2±	1.10	05/01/2022	2,400,000

1,500,000	California State Communities Development Authority Series A Republic Services	4.95	12/01/2012	1,522,740

765,000	California State Consumer Power & Conservative Financing Authority Series A	4.00	03/01/2007	820,822

450,000	California State Consumer Power & Conservative Financing Authority Series A	5.00	03/01/2010	503,640

2,500,000	California State Department of Water Resources Series A	5.50	05/01/2013	2,885,175

1,000,000	California State Department of Water Resources Series Q	5.70	12/01/2006	1,157,230

660,000	California State Department Water Cent VY Project Revenue Water System-J-1 Un-Refunded Balance	7.00	12/01/2011	846,615

600,000	California State Facilities Financing Authority Casa Colina Project	5.50	04/01/2013	638,280

1,000,000	California State Facilities Financing Authority Presbyterian Hospital	5.50	05/01/2007	1,129,660

850,000	California State Facilities Financing Authority Series A Catholic Healthcare West	5.00	07/01/2006	902,233

230,000	California State Facilities Financing Authority Series A Hope Rehabilitation	2.25	11/01/2003	230,511

750,000	California State Facilities Financing The Episcopal Home	5.00	02/01/2008	816,255

2,000,000	California State Pre-refunded	7.10	11/01/2004	2,202,180

1,250,000	California State Public Works Board Department of Corrections Series C	5.25	11/01/2008	1,402,088

1,125,000	California State Public Works Board Lease Revenue REF-Various Universities California PJS-A	5.50	06/01/2010	1,293,615

500,000	California State Public Works Board Regents Series B	5.25	11/01/2011	564,355

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

CALIFORNIA LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$100,000	California State Public Works Board Series A Trustees California State University	5.50%	10/01/2010	$113,152

500,000	California State Public Works Board Series A Various California State University Projects	6.13	10/01/2007	534,475

745,000	California State University Fresno Association Incorporated Auxiliary Organization Event Center	5.00	07/01/2010	802,842

600,000	California State Veterans Bonds Series BH	5.35	12/01/2013	641,874

1,000,000	California State XLCA-ICR	5.75	10/01/2010	1,173,370

1,000,000	California Statewide Communities Development Authority Series A3 Irvine Apartment Communities	5.10	05/15/2025	1,077,150

300,000	California Statewide Communities Development Authority Series B Van Kaiser Permanente Project±	1.70	08/01/2031	300,006

500,000	California Statewide Communities Development Authority Series E Van Kaiser Permanente	4.70	11/01/2036	537,640

1,200,000	California Statewide Communities Development Authority Series E1 Quail Ridge Apartments	4.25	07/01/2012	1,217,952

1,000,000	California Statewide Communities Development Authority Series I-S Ivy Hill Apartments Project±	4.90	02/01/2033	1,003,090

1,390,000	California Statewide Communities Development Authority Series A Sherman Oaks Project	5.50	08/01/2011	1,577,984

100,000	Calipatria Unified School District CA Election 1995 Series C	2.38	08/01/2004	100,888

200,000	Campbell Redevelopment Agency CA Series a CENT Campbell Redevelopment Project	2.75	10/01/2003	200,648

200,000	Central Union High School District Imperial City CA	3.00	08/01/2004	204,368

1,000,000	Central Valley Financing Authority CA Carson Ice General Project	5.25	07/01/2010	1,141,840

500,000	Cerritos Community College District CA	2.60	09/01/2007	512,605

1,500,000	City of Los Angeles CA Power Systems Series AA1	5.25	07/01/2004	1,562,985

2,000,000	City of Los Angeles CA Series A	5.00	09/01/2008	2,270,380

100,000	City of Los Angeles CA Series D	6.00	11/01/2004	103,597

400,000	City of Los Angeles CA Series D	5.38	11/01/2006	413,532

2,500,000	City of Riverside California	5.30	10/01/2010	2,570,200

750,000	Contra Costa CA Water District Water Revenue	5.13	10/01/2010	852,645

1,000,000	Contra Costa County Ca Merrithew Memorial Hospital Project	5.25	11/01/2010	1,144,300

1,500,000	Contra Costa Water District CA Series K	5.00	10/01/2009	1,713,435

500,000	CSUCI Financing Authority CA Rental Housing	3.38	08/01/2031	512,515

200,000	Cucamonga County Water District CA Water Facilities Refinancing±	2.00	09/01/2003	200,356

235,000	Daly City Housing Development Finance Agency CA Series A Franciscan Acquisition Project	5.00	12/15/2010	248,360

650,000	East Bay Delta Housing & Finance Agency Lease Purchase Project Series A	4.25	06/01/2005	683,514

1,000,000	East Bay Municipal Utility District California	5.20	06/01/2008	1,022,090

125,000	Elsinore Valley Municipal Water District CA	2.00	07/01/2003	125,004

695,000	Empire Union School District CA Series 1-B Community Facilities District No 1987	2.50	10/01/2003	697,759

205,000	Escondido Joint Powers Financing Authority Series A	5.00	09/01/2006	208,346

500,000	Folsom Cordova Unified School District Facilities District No2 Series A	3.00	10/01/2003	502,615

625,000	Fontana CA Redevelopment Agency Jurupa Hills Redevelopment Project Series A	4.75	10/01/2004	648,356

250,000	Fontana Redevelopment Agency CA Jurupa Hills Redevelopment Project Series A	5.00	10/01/2007	273,368

1,000,000	Foothill Eastern Transportation Corridor Agency CA Senior Lien Series A	6.50	01/01/2007	1,166,270

195,000	Fremont California Election of 2002 Series A	7.00	08/01/2008	239,138

240,000	Fremont California Election of 2002 Series A	6.75	08/01/2010	298,411

380,000	Hemet California Unified School District Election Series B	5.50	08/01/2005	412,957

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

CALIFORNIA LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$395,000	Hemet California Unified School District Election Series B	5.50%	08/01/2006	$442,633

420,000	Hemet California Unified School District Election Series B	5.50	08/01/2007	478,934

550,000	Indian Wells California Redevelopment Agency	2.50	09/01/2003	551,447

995,000	Irvine CA Assessment District No89-10±	0.90	09/02/2015	995,000

500,000	Lake Elsinore School Financing Authority Special Tax Horsethief Canyon	5.35	09/01/2010	546,455

460,000	Livermore Valley Joint Unified School District CA Election of 1999	4.00	08/01/2004	475,005

800,000	Long Beach Community College District CA 2002 Election Series A	2.50	05/01/2004	809,872

2,000,000	Los Angeles California School District CFTS Partnership Multiple Properties Project-Series A	5.00	08/01/2011	2,262,100

500,000	Los Angeles County California Sanitation Districts Financing Authority Revenue	5.25	10/01/2006	515,450

280,000	Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue	5.90	07/01/2005	305,497

110,000	Los Angeles County Metropolitan Transportation Authority CA Series A Property A MBIA LBC	5.50	07/01/2007	112,213

250,000	Los Angeles County Metropolitan Transportation Authority CA Series A Property A MBIA LBC	5.50	07/01/2008	255,030

920,000	Los Angeles County Public Works Financing Authority Series A Regular Park & Open Space District	5.50	10/01/2010	1,050,557

100,000	Los Angeles County Sanitation Districts Financing Authority Series A Capital Projects	5.10	10/01/2004	103,052

715,000	Los Angeles Department of Airports CA La International Airport Series D	5.30	05/15/2004	740,761

120,000	Los Angeles Department of Water & Power CA Pre-refunded Second Issue	9.00	10/15/2003	122,803

400,000	Los Angeles Department of Water & Power CA Second Issue	4.80	11/15/2004	413,376

160,000	Los Angeles Department of Water & Power CA Second Issue MBIA LBC	5.13	11/15/2007	165,514

835,000	Los Angeles Department of Water & Power CA Un-refunded Balance	5.50	09/01/2007	857,704

230,000	Los Angeles Department of Water & Power Pre-refunded MBIA LBC Bank of New York	4.75	08/15/2011	235,515

300,000	Los Osos California Improvements	4.00	09/02/2012	317,466

200,000	M-S-R Public Power Agency CA Series F	5.95	07/01/2007	204,028

125,000	Metropolitan Water District of Southern California Series A Un-Refunded Balance	5.20	07/01/2004	127,914

3,000,000	Metropolitan Water District Southern California Series B1±	0.85	07/01/2035	3,000,000

5,500,000	Metropolitan Water District Southern California Series C±	0.95	07/01/2027	5,500,000

1,000,000	Moreno Valley Unified School District California	5.25	03/01/2011	1,069,660

750,000	Moulton-Niguel Water District California Consumer Improvements District	5.25	09/01/2013	770,408

1,000,000	Natomas Unified School District CA Natomas High School Project	2.50	02/01/2028	1,012,240

350,000	Northern California Power Agency Geothermal Project No3 Series A	5.35	07/01/2003	350,039

1,825,000	Northern California Power Agency Un-refunded Balance Series A	5.80	07/01/2009	2,147,204

500,000	Oak Grove School District CA Election of 1995	8.50	08/01/2003	503,205

250,000	Oak Grove School District CA Election of 1995	7.70	08/01/2004	267,913

930,000	Oakland California Redevelopment Agency References-Center District Redevelopment-SR Tax All	6.00	02/01/2007	1,063,297

1,000,000	Oakland Joint Powers Financing Authority CA Oakland Convention Centers	5.00	10/01/2005	1,082,790

1,650,000	Orange County California	5.50	07/01/2013	1,683,182

1,000,000	Orange County California Series A	5.60	07/01/2009	1,130,180

200,000	Palmdale Civic Authority Redevelopment Project No1 Series A	5.30	07/01/2007	204,024

100,000	Palo Alto California Series A	5.80	06/01/2005	106,149

485,000	Paramount Redevelopment Agency TECRS Custodial Receipts	6.25	08/01/2014	496,601

500,000	Paramount Redevelopment Agency TECRS Custodial Receipts	6.25	08/01/2011	511,985

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

CALIFORNIA LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$100,000	Pleasant Valley School District Ventura County CA Tierra Linda School	5.10%	08/01/2006	$100,331

515,000	Port of Oakland CA Series H	5.00	11/01/2005	553,908

1,000,000	Port of Oakland CA Series M	5.00	11/01/2011	1,139,380

820,000	Rialto Redevelopment Agency Merged Project Area Series A	4.00	09/01/2005	858,196

885,000	Rialto Redevelopment Agency Merged Project Area Series A	4.00	09/01/2008	923,303

825,000	Rialto Redevelopment Agency Merged Project Area Series A	4.50	09/01/2012	861,523

1,010,000	Sacramento California City Financing Authority Lease Revenue CA EPA Building-SER A	5.00	05/01/2012	1,125,867

1,300,000	Sacramento Cogeneration Authority Proctor And Gamble Project	6.50	07/01/2005	1,463,280

600,000	Sacramento Municipal Utility District CA Series D	5.25	11/15/2012	621,702

100,000	Sacramento Municipal Utility District Series G	5.00	09/01/2008	102,679

985,000	Salinas Valley Solid Waste Authority CA	5.00	08/01/2012	1,092,808

305,000	San Bernardino County Transportation Authority CA Series A	5.00	03/01/2004	312,067

315,000	San Diego Redevelopment Agency CA Centre City Subsidize Parking Series B	3.00	09/01/2004	320,954

345,000	San Diego Redevelopment Agency CA Centre City Subsidize Parking Series B	3.00	09/01/2005	353,763

500,000	San Diego Redevelopment Agency CA Centre City Subsidize Parking Series B	4.60	09/01/2013	517,780

600,000	San Diego Redevelopment Agency CA Centre City Subsidize Parking Series B	4.70	09/01/2014	617,856

1,090,000	San Francisco City & County Airport Commission CA Second Series Issue 13B	8.00	05/01/2005	1,212,047

650,000	San Francisco City & County Airport Commission CA Second Series Issue 14A	8.00	05/01/2005	722,781

1,110,000	San Francisco City & County Airport Commission CA Second Series Issue 14A	8.00	05/01/2007	1,293,872

1,510,000	San Francisco City & County Airport Commission CA Second Series Issue 29A	5.50	05/01/2013	1,730,037

100,000	San Francisco City & County Ca City Hall Improvement Project Series A	5.10	06/15/2006	105,634

680,000	San Francisco City & County CA Series 1	5.75	06/15/2007	780,123

1,505,000	San Francisco California City & County Airport Common International Airport Revenue Amount Second Series-Issue 16A	5.50	05/01/2013	1,663,778

575,000	San Jacinto Community Facilities District CA No2 Series A	3.00	09/01/2004	583,182

275,000	San Jacinto Community Facilities District CA No2 Series A	3.85	09/01/2009	280,489

595,000	San Joaquin Area Flood Control Agency Flood Protection Restoration	3.00	09/02/2004	608,923

1,000,000	San Jose Unified School District CA Santa Clara County Series A	4.00	08/01/2003	1,002,640

565,000	Santa Ana Unified School District Election 1999 Series B††	2.68	08/01/2005	547,056

355,000	Santa Cruz County California	4.00	08/01/2003	355,841

700,000	Santa Fe Springs Community Development Commission CA Series A	3.50	09/01/2003	703,017

500,000	Santa Monica Malibu Unified School District CA	4.00	08/01/2003	501,330

825,000	Santa Monica Redevelopment Agency CA Ocean Park Redevelopment Project	4.70	07/01/2012	897,963

325,000	Santa Rosa High School District CA	6.75	05/01/2007	346,340

605,000	South Gate Public Financing Authority South Gate Redevelopment Project No1	3.00	09/01/2003	606,954

1,250,000	South Orange County Public Financing Authority Foothill Area Series C	7.50	08/15/2006	1,474,313

2,000,000	Southern California Rapid Transit District Workers Compensation Fund	7.50	07/01/2005	2,040,400

500,000	Southgate Recreation & Park District CA Series A	2.13	10/01/2021	507,160

1,000,000	Southgate Recreation & Park District Series A	5.50	10/01/2011	1,029,080

100,000	Stockton CA Community Facilities District No1 Mello Roos Series A Weston Ranch	5.15	09/01/2004	104,241

1,310,000	Sunnyvale California	5.00	10/01/2010	1,457,008

415,000	Trinity County Public Utilities District CA Electric Distribution Facilities	5.00	04/01/2012	462,654

530,000	Truckee-Donner Public Utility District CA Series A	2.50	01/01/2004	532,857

1,060,000	Truckee-Donner Public Utility District CA Series A	4.50	01/01/2004	1,131,571

125,000	University of California Housing System Series A	5.50	11/01/2010	129,263

150,000	University of California Multiple Purpose Series L	4.00	09/01/2003	150,756

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

CALIFORNIA LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$610,000	Vernon California Malburg Generating Station Project	5.00%	04/01/2012	$635,590

500,000	Watsonville CA Watsonville Community Hospital Series A	5.55	07/01/2003	500,060

245,000	Whittier Public Financing Authority CA Series A Greenleaf Ave Whittier Redevelopment	5.00	11/01/2012	262,101

100,000	Y S School Facilities Financing Authority CA Sweetwater Series A	5.20	09/01/2004	104,867

				134,057,643

Puerto Rico – 2.70%

805,000	Puerto Rico Commonwealth Public Improvements	5.75	07/01/2020	963,827

1,000,000	Puerto Rico Highway & Transportation Authority	5.00	07/01/2008	1,130,950

1,000,000	Puerto Rico Municipal Finance Agency Series A	6.00	07/01/2005	1,093,240

800,000	Puerto Rico Municipal Finance Agency Series A	4.00	08/01/2007	867,384

				4,055,401

Total Municipal Bonds (Cost $135,155,905)				138,113,043

Shares

Closed End Mutual Funds – 0.13%

11,400	Blackrock California Insured Municipal 2008 Term Trust			193,572

Total Closed End Mutual Funds (Cost $193,225)				193,572

Short-Term Investments – 5.08%

5,056,946	Federated California Municipal Money Market Fund			5,056,946

2,575,000	Wells Fargo California Tax-Free Money Market Fund~			2,575,000

Total Short-Term Investment (Cost $7,631,946)				7,631,946

Total Investment in Securities (Cost $142,981,076)*	97.16%	$145,938,562

Other Assets and Liabilities, Net	2.84	4,267,484

Total Net Assets	100.00%	$150,206,046

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
*	Cost for federal income tax purposes is $142,978,506 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$3,046,722
Gross Unrealized Depreciation	(86,666)

Net Unrealized Appreciation	$2,960,056

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

CALIFORNIA TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Municipal Bonds – 96.80%

California – 96.08%

$2,180,000	ABAG Finance Authority For Nonprofit Corporations CA School of Mechanic Arts	5.30%	10/01/2032	$2,310,996

6,700,000	ABAG Finance Authority For Nonprofit Corporations CA Channing House	5.50	02/15/2029	6,728,475

2,000,000	ABAG Finance Authority For Nonprofit Corporations CA Stanford University	5.50	11/01/2005	2,067,500

1,500,000	ABC Unified School District Capital Appreciation Series B††	5.60	08/01/2018	750,855

1,490,000	ABC Unified School District Series A	4.85	02/01/2019	1,641,250

2,765,000	Acalanes Union High School District CA Election 2002 Series A Capital Appreciation††	4.91	08/01/2015	1,593,995

1,500,000	Anaheim Public Financing Authority Public Improvements Project Series C††	5.86	09/01/2022	578,775

3,620,000	Antioch Public Financing Authority CA Water Treatment Plant Project	5.63	07/01/2014	3,656,671

4,345,000	Aztec Shops Limited CA San Diego State University	5.88	09/01/2020	4,577,718

4,455,000	Aztec Shops Limited CA San Diego State University	6.00	09/01/2031	4,692,407

4,000,000	Bay Area Toll Authority CA San Francisco Bay Area Series C±	1.05	04/01/2037	4,000,000

2,545,000	Bonita Unified School District CA Project	5.63	05/01/2010	2,630,359

1,300,000	Burbank Glendale Pasadena Airport Authority CA	6.40	06/01/2010	1,305,590

1,195,000	Butte Glenn Community College Series A	5.50	08/01/2019	1,352,393

1,000,000	California Educational Facilities Authority Dominican University	5.75	12/01/2030	1,048,160

2,000,000	California Educational Facilities Authority Keck Graduate Institute	6.75	06/01/2030	2,214,860

1,000,000	California Educational Facilities Authority Pooled College & University Projects Series B	5.25	04/01/2009	1,007,510

1,500,000	California Educational Facilities Authority Pooled College And University Projects Series B	5.13	04/01/2009	1,537,965

3,700,000	California Educational Facilities Authority Stanford University Series R	5.00	11/01/2021	3,890,217

240,000	California Educational Facilities Authority Un-refunded Balance Loyola	6.00	10/01/2014	240,847

1,125,000	California Educational Facilities Financing Authority University of San Diego††	5.65	10/01/2019	522,900

450,000	California Educational Facilities Authority Golden State University	5.50	10/01/2031	462,105

1,000,000	California Educational Facilities Authority Revenue	5.00	11/01/2018	1,043,140

2,160,000	California Health Facilities Adventist Health Systems	5.00	03/01/2015	2,317,356

3,000,000	California Health Facilities Financing Authority Casa Colina	6.00	04/01/2022	3,123,510

3,500,000	California Health Facilities Financing Authority Hospital San Diego Hospital Association Series A	6.20	08/01/2012	3,550,645

2,000,000	California Health Facilities Financing Authority Insured De Las Companas Series A	5.75	07/01/2015	2,182,040

2,000,000	California Health Facilities Financing Authority Insured Scripps Memorial Hospital Series A	6.40	10/01/2012	2,043,080

1,795,000	California Health Facilities Financing Authority Insured Scripps Memorial Hospital Series A	6.25	10/01/2013	1,813,632

2,750,000	California Health Facilities Financing Authority Insured Sutter Health Series C	5.13	08/15/2022	2,858,873

2,000,000	California Health Facilities Financing Authority Scripps Research Institution Series A	6.63	07/01/2014	2,125,180

1,210,000	California Health Facilities Financing Authority Small Facility LN Series A	6.75	03/01/2020	1,226,359

1,000,000	California Health Facilities Financing Authority Saint Francis Memorial Hospital Series C	5.88	11/01/2023	1,216,630

6,000,000	California Health Facilities Financing Authority Sutter Health Series A	6.25	08/15/2031	6,592,620

2,000,000	California Health Facilities Financing Authority The Episcopal Home	5.25	02/01/2021	2,068,320

1,000,000	California Health Facilities Financing Authority Valleycare Project Series A	6.50	05/01/2005	1,013,630

2,000,000	California Health Facilities Financing Authority Various Insured Catholic Healthcare Series C±	1.38	07/01/2022	2,000,000

3,155,000	California Health Facilities Lucile Salter Packard Hospital	5.00	08/15/2020	3,355,910

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

CALIFORNIA TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

California (continued)

$3,820,000	California Housing Finance Agency Home Mortgage Series M	5.60%	08/01/2029	$3,949,689

500,000	California Housing Finance Agency Multi Unit Rental Housing Series BIi	6.70	08/01/2015	509,750

2,825,000	California Housing Finance Agency Series A	5.50	08/01/2015	2,884,127

3,325,000	California Housing Finance Agency Series N	5.25	08/01/2029	3,337,170

470,000	California Housing Finance Agency Series Q	5.05	08/01/2017	478,061

9,870,000	California Housing Finance Agency Series T††	6.15	02/01/2032	1,804,433

1,275,000	California Infrastructure & Economic Development Bank Scripps Research Institute Series A	5.75	07/01/2030	1,407,766

5,000,000	California Infrastructure & Economic Development Bank	5.50	06/01/2025	5,464,000

7,500,000	California Infrastructure & Economic Development Bank J David Gladstone Institute Project	5.25	10/01/2034	7,779,300

1,425,000	California Public Works Board Department of General Services Teale Data Center Series B	5.25	03/01/2019	1,549,973

1,305,000	California Rural Home Mortgage Finance Authority Series B	6.25	12/01/2031	1,413,915

2,120,000	California Rural Home Mortgage Finance Authority Series B5	6.35	12/01/2029	2,186,716

1,090,000	California Special District Association Finance Corporation Series MM	5.50	06/01/2021	1,141,492

5,000,000	California State AMBAC TCRS Bank of New York	5.25	12/01/2024	5,279,300

5,000,000	California State Department of Water Resources Series J-2	6.00	12/01/2007	5,839,300

5,880,000	California State Department of Water Resources Series A	5.50	05/01/2016	6,651,985

1,000,000	California State Department of Water Resources Series A MBIA	6.00	05/01/2013	1,194,220

2,540,000	California State Housing Finance Agency – Series L	6.40	08/01/2027	2,597,429

3,850,000	California State Public Works Board UCLA Replacement Hospital Series A	5.00	10/01/2011	4,348,960

3,500,000	California State Ref XLCA LCR	5.00	02/01/2019	3,689,630

3,500,000	California State University Fresno Association Incorporated SR-AUX Organization Event Center	6.00	07/01/2022	3,695,475

5,000,000	California State University Housing System	5.80	11/01/2017	5,534,150

165,000	California State Un-Refunded Balance	5.75	03/01/2015	176,672

4,665,000	California State Veterans Bonds Series Bl	4.95	12/01/2008	5,143,023

1,200,000	California State XLCA LCR	6.75	08/01/2012	1,511,928

6,000,000	California Statewide Communities Development Authority Aspire Public Schools Oakland Project Series A	7.25	08/01/2031	6,037,440

7,830,000	California Statewide Communities Development Authority Catholic Healthcare West	6.50	07/01/2020	8,485,293

3,310,000	California Statewide Communities Development Authority Cedars Sinai Medical Center	6.50	08/01/2012	3,872,568

2,000,000	California Statewide Communities Development Authority Children’s Hospital Los Angeles MBIA LBC	5.25	08/15/2029	2,126,900

2,000,000	California Statewide Communities Development Authority Children’s Hospital Los Angeles MBIA	5.25	08/15/2029	2,126,900

4,750,000	California Statewide Communities Development Authority Disposal Republic Services Series A	4.95	12/01/2012	4,822,010

2,010,000	California Statewide Communities Development Authority Pioneer Park Project Series T	6.10	12/20/2035	2,134,218

2,250,000	California Statewide Communities Development Authority Quail Ridge Apartments Series E1	5.25	07/01/2022	2,291,445

1,935,000	California Statewide Communities Development Authority Series A	6.00	07/01/2010	1,999,590

4,210,000	California Statewide Communities Development Authority Series B	5.25	10/01/2027	4,510,047

5,000,000	California Statewide Communities Development Authority The Internext Group	5.38	04/01/2017	5,053,250

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

CALIFORNIA TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

California (continued)

$965,000	Calipatria Unified School District CA Election 1995 Series C Capital Appreciation††	5.99%	08/01/2019	$411,457

1,080,000	Calipatria Unified School District CA Election 1995 Series C Capital Appreciation††	6.09	08/01/2020	429,516

1,045,000	Calipatria Unified School District Eletion 1995 Series C Capital Appreciation††	6.15	08/01/2021	387,026

200,000	Capital Area Development Authority Series A	6.50	04/01/2012	202,804

1,080,000	Carson California Redevelopment Agency Tax Allocation Series A	5.25	10/01/2019	1,205,561

1,140,000	Carson California Redevelopment Agency Tax Allocation Series A	5.25	10/01/2020	1,264,385

1,770,000	Carson California Redevelopment Agency Tax Allocation Series A	5.00	10/01/2023	1,874,642

5,000,000	Center Unified School District CA Capital Appreciation Series C††	5.07	09/01/2021	2,067,450

2,645,000	Central Valley School District Financing Authority Series A	6.45	02/01/2018	3,333,123

3,000,000	Chico Public Financing Authority Tax Allocation Merged Redevelopment Area Project	5.13	04/01/2021	3,189,450

1,800,000	Chino Basin Regional Financing Authority CA Municipal Water District Sewer System Project	6.00	08/01/2016	1,916,226

400,000	Chula Vista California Town Center LI Parking Project	6.00	09/01/2007	411,376

735,000	Chula Vista California Town Center LI Parking Project	6.00	09/01/2008	755,903

820,000	Chula Vista California Town Center LI Parking Project	6.00	09/01/2010	843,321

570,000	Chula Vista California Town Center LI Parking Project	6.00	09/01/2011	586,211

1,185,000	City of La Verne Ca 1987 Capital Improvement Project	5.70	06/01/2015	1,198,568

1,000,000	City of Los Angeles California Power System Series A-A-1	5.25	07/01/2014	1,124,610

2,000,000	Coachella California	6.10	03/01/2022	2,027,180

1,000,000	Colton Joint Unified School District Series A	5.38	08/01/2017	1,136,720

270,000	Contra Costa County California GNMA	7.75	05/01/2022	374,271

5,500,000	Contra Costa County Public Financing Authority CA Pleasant Hill Redevelopment Project	5.25	08/01/2028	5,608,625

2,755,000	Contra Costa Transportation Authority CA Series A	6.50	03/01/2009	3,269,772

3,000,000	Contra Costa Transportation Authority CA Series A	5.50	03/01/2005	3,217,200

805,000	County of Merced CA Refunded Construction	6.00	10/01/2012	817,985

1,035,000	Daly City Housing Development Finance Agency CA Franciscan Acquisition Project Series A	5.65	12/15/2019	1,084,846

5,250,000	Duarte California Series A	5.25	04/01/2024	5,215,455

2,000,000	Duarte California Series A ACA	5.25	04/01/2019	2,073,120

4,000,000	Duarte Redevelopment Agency CA Merged Redevelopment Project††	6.06	12/01/2016	2,080,760

3,300,000	East Palo Alto Redevelopment Agency Tax Allocation University Circle Gateway/101 Corridor Project	6.63	10/01/2029	3,598,980

4,430,000	East Side Union High School District Santa Clara County CA Series A††	5.07	09/01/2018	2,083,916

5,185,000	East Side Union High School District Santa Clara County CA Series A††	5.75	09/01/2019	2,289,748

5,420,000	East Side Union High School District Santa Clara County CA Series A††	5.08	09/01/2020	2,234,720

2,500,000	El Monte CA Department of Public Services Facilities Project Phase II	5.25	01/01/2034	2,662,525

500,000	Emeryville Public Financing Authority CA Assessment Distribution Refinancing	5.75	09/02/2014	510,445

1,750,000	Emeryville Public Financing Authority CA Assessment Distribution Refinancing	5.90	09/02/2021	1,785,543

1,500,000	Encinitas Union School District CA Capital Appreciation††	5.52	08/01/2018	750,855

2,000,000	Escondido Joint Powers Financing Authority CA Civic Center Project Series B	6.13	09/01/2011	2,405,480

2,000,000	Escondido Joint Powers Financing Authority CA Center For The Arts Project	6.00	09/01/2018	2,213,620

2,095,000	Folsom Cordova Union School District Facilities Improvement District No. 2 Capital Appreciation Series A††	5.40	10/01/2019	979,957

5,040,000	Fontana Redevelopment Agency CA Jurupa Hills Redevelopment Project Series A	5.50	10/01/2027	5,187,118

4,785,000	Fontana Redevelopment Agency CA Jurupa Hills Redevelopment Project Series A	5.60	10/01/2027	4,907,831

1,285,000	Fontana Redevelopment Agency CA Jurupa Hills Redevelopment Project Series A	5.50	10/01/2017	1,350,355

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

CALIFORNIA TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

California (continued)

$3,000,000	Fontana Unified School District CA Series C	6.15%	05/01/2020	$3,445,440

1,300,000	Fremont Union High School District Santa Clara County Election 1998 Series C	5.00	09/01/2018	1,400,971

1,000,000	Fresno CA Street Improvement Project	6.63	12/01/2011	1,028,850

1,250,000	Fresno County Financing Authority CA American Avenue Landfill Project	5.75	05/15/2014	1,362,338

2,000,000	Fresno Unified School District CA Series A	5.70	08/01/2015	2,043,380

1,550,000	Gilroy California Bondfante Gardens Park Project	8.15	11/01/2015	1,385,096

1,000,000	Glendale California Unified School District CA Series A	5.75	09/01/2017	1,143,340

1,000,000	Glendale Redevelopment Agency CA Central Glendale Redevelopment Project	5.50	12/01/2011	1,035,090

2,420,000	Golden West Schools Financing Authority CA Capital Appreciation Series A††	5.42	08/01/2015	1,447,112

2,500,000	Hawaiian Gardens Redevelopment Agency CA	6.00	12/01/2013	2,803,550

4,500,000	Hawthorne School District CA	6.00	11/01/2025	4,312,035

1,000,000	Indian Wells Redevelopment Agency CA Whitewaters Project	6.00	12/01/2014	1,020,140

3,750,000	Industry Urban Development Agency CA Tax Allocation Civic Recreation Series A	5.00	05/01/2017	4,021,388

1,555,000	Inglewood CA Redevelopment Agency Series A Merged Redevelopment Project	5.25	05/01/2017	1,786,742

3,900,000	Irvine California Assessment District No 93 Series 14±	0.90	09/02/2025	3,900,000

2,000,000	Irvine Public Facilities & Infrastructure Authority CA Series C	4.38	09/02/2016	2,040,260

270,000	Jamul-Dulzura Union School District Series C	6.40	08/01/2016	276,377

2,000,000	Kern High School District Series D	5.60	08/01/2012	2,046,860

2,765,000	Laguna Salada Union School District CA Capital Appreciation Series B††	5.25	08/01/2019	1,303,476

2,000,000	Laguna Salada Union School District CA Capital Appreciation Series B††	5.30	08/01/2020	886,360

4,000,000	Lake Elsinore Public Financing Authority CA Series A	5.50	09/01/2030	4,106,840

3,000,000	Livermore-Amador Valley Water Management Agency CA Series A	5.00	08/01/2023	3,135,780

1,055,000	Lodi Unified School District CA	5.00	08/01/2015	1,161,798

3,000,000	Long Beach Financing Authority CA	6.00	11/01/2008	3,564,240

1,500,000	Long Beach Financing Authority CA	6.00	11/01/2017	1,852,680

2,900,000	Los Altos School District CA Election of 1998 Series B Capital Appreciation††	5.87	08/01/2021	1,125,983

2,645,000	Los Angeles Community Facilities District CA Playa Vista Phase I	4.13	09/01/2015	2,734,718

1,905,000	Los Angeles County CA Antelop Valley Courthouse Series A	5.25	11/01/2027	2,023,186

2,700,000	Los Angeles County Capital Asset Leasing Corporation CA Series B	6.00	12/01/2014	3,344,922

1,160,000	Los Angeles County School Regionalized Business Services Corporation CA Capital Appreciation Pooled Financing Project Series A††	5.97	08/01/2026	357,825

2,900,000	Los Angeles Department of Airports CA Series A	5.50	05/15/2008	3,162,827

395,000	Los Angeles Department of Water & Power CA Cash Defeasance To Maturity	5.70	09/01/2011	405,665

2,750,000	Los Angeles Department of Water & Power CA Refunded Balance Second Issue MBIA	5.00	10/15/2017	2,830,108

3,920,000	Los Angeles Department of Water & Power CA Un-refunded Balance	5.70	09/01/2011	4,025,134

380,000	Los Angeles Department of Water & Power CA	5.70	09/01/2003	390,629

4,745,000	Los Angeles Harbor Department CA Series B	5.38	11/01/2015	4,989,700

2,465,000	Los Angeles Harbor Department CA Series B	5.38	11/01/2023	2,546,838

2,200,000	Los Angeles Unified School District CA Multiple Property Projects Series A	5.50	10/01/2010	2,497,506

2,000,000	Los Angeles Unified School District CA Series A	5.25	07/01/2020	2,200,980

1,500,000	Los Angeles Unified School District CA Series B	5.00	07/01/2018	1,596,375

1,850,000	Los Angeles Unified School District Series A	5.38	07/01/2017	2,095,532

1,370,000	Madera Redevelopment Agency CA Madera Redevelopment Project Area	5.75	09/01/2011	1,406,963

2,235,000	Merced Union High School District CA Capital Appreciation Series A††	5.70	08/01/2018	1,118,774

1,055,000	Merced Union High School District CA Capital Appreciation Series A††	5.48	08/01/2021	438,004

4,900,000	Metropolitan Water District of Southern California Series B±	0.85	07/01/2035	4,900,000

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

CALIFORNIA TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

California (continued)

$3,000,000	Metropolitan Water District Southern California CA Series C±	0.95%	07/01/2027	$3,000,000

2,000,000	Mid-peninsula Regional Open Space District CA Promissory Notes	7.00	09/01/2014	2,157,440

4,375,000	Monrovia Redevelopment Agency CA Central Redevelopment Project Area 1	5.00	05/01/2021	4,607,531

1,000,000	Montebello Unified School District CA Capital Appreciation††	5.62	08/01/2025	327,400

1,260,000	Mountain View Los Altos Union High School District CA Series D††	5.91	08/01/2019	593,989

720,000	Natomas Unified School District CA Series A	5.75	09/01/2012	740,455

1,600,000	Nevada Union High School District CA	4.54	08/01/2018	2,992,256

1,000,000	Northern California Power Agency Geothermal Project No 3 Series A	5.35	07/01/2003	1,000,110

435,000	Nuview Union School District CA Refining	7.25	02/01/2016	440,290

1,465,000	Oakland California	6.00	06/15/2012	1,484,997

3,890,000	Ontario California Lease Revenue	5.00	08/01/2021	4,120,910

1,500,000	Ontario Redevelopment Financing Authority CA Ontario Redevelopment Project No 1	6.00	08/01/2015	1,535,580

2,160,000	Orchard School District CA Capital Appreciation Election of 2000 Series A††	5.65	08/01/2024	746,928

1,000,000	Paramount Unified School District CA Capital Appreciation Series A††	5.75	09/01/2021	413,490

1,000,000	Paramount Unified School District CA Capital Appreciation Series A††	5.77	09/01/2022	388,750

145,000	Parlier Redevelopment Agency Un-refunded Balance Series A	6.95	08/01/2023	147,775

2,045,000	Perris Public Financing Authority CA Tax Allocation Series A	5.75	10/01/2031	2,173,446

1,030,000	Perris Public Financing Authority CA Tax Allocation Series A	5.25	10/01/2020	1,137,893

7,000,000	Pico Rivera Water Authority CA Series A	6.25	12/01/2032	7,215,180

2,515,000	Placentia Redevelopment Authority CA Series A	5.85	08/01/2032	2,634,286

2,680,000	Ponoma Unified School District CA Series A	6.55	08/01/2029	3,553,439

2,155,000	Port of Oakland CA Mitsui Osk Lines Limited Series A	6.80	01/01/2019	2,178,468

1,000,000	Port of Oakland CA Mitsui Osk Lines Limited Series A	6.70	01/01/2007	1,014,000

2,000,000	Port of Oakland CA Series L	5.50	11/01/2020	2,173,200

5,000,000	Port of Oakland CA Series L	5.00	11/01/2021	5,188,550

3,600,000	Port Redwood City CA	5.13	06/01/2030	3,566,088

1,010,000	Poway California Tax Allocation	5.38	06/15/2016	1,136,947

2,000,000	Poway Redevelopment Agency CA Paguay Redevelopment Project	5.67	12/15/2014	2,075,760

1,000,000	Rancho Mirage Joint Powers Financing Authority CA Series B Eisenhower Medical Center±	0.95	01/01/2026	1,000,000

1,345,000	Rialto Redevelopment Agency CA Merged Project Area Series A	4.88	09/01/2018	1,358,786

1,540,000	Rialto Redevelopment Agency CA Merged Project Area Series A	5.00	09/01/2021	1,551,165

1,100,000	Richmond Joint Powers Financing Authority CA Lease & Gas Tax Series A	5.25	05/15/2013	1,167,089

8,595,000	Riverside County Asset Leasing Corporation CA Riverside County Hospital Project††	6.94	06/01/2026	2,620,701

55,000	Riverside County CA GNMA Series A	6.85	10/01/2016	60,069

4,560,000	Riverside County Public Financing Authority CA Redevelopment Projects Series A	5.50	10/01/2022	4,672,267

3,990,000	Rocklin Redevelopment Agency CA Rocklin Redevelopment Project Series A	5.50	09/01/2031	4,135,715

5,000	Sacramento City Financing Authority CA Un-refunded Balance	6.70	11/01/2011	5,070

2,870,000	Sacramento County Housing Authority Verandas Apartments Project Series H	5.70	03/01/2034	2,989,105

2,500,000	Sacramento Municipal Utility District Series A	6.25	08/15/2010	3,026,200

300,000	Sacramento Municipal Utility District CA Escrowed To Maturity Series C	5.75	11/15/2008	307,083

2,885,000	Salinas Union High School District CA Capital Appreciation Series A††	5.05	10/01/2023	1,050,688

1,000,000	San Diego CA Public Facilities Finance Authority Series A	5.25	05/15/2020	1,020,140

5,000,000	San Diego California Financing Authority Water Revenue	5.00	08/01/2015	5,517,850

3,300,000	San Diego County CA Burnham Institute Project	6.25	09/01/2029	3,501,036

4,500,000	San Diego County Regional Transportation Commission CA Series A	6.00	04/01/2008	5,104,170

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

CALIFORNIA TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

California (continued)

$3,910,000	San Diego Redevelopment Agency CA Capital Appreciation Tax Allocation Centre††	5.52%	09/01/2023	$1,418,744

1,060,000	San Diego Redevelopment Agency CA Centre City SUB Parking Series B	5.30	09/01/2020	1,082,037

1,000,000	San Diego Redevelopment Agency CA Tax Allocation SUB Centrer City Series C	4.75	09/01/2024	1,018,240

5,735,000	San Francisco City & County Airport Commission CA Second Series 27B	5.25	05/01/2017	6,298,406

2,500,000	San Francisco City & County Airport Commission CA Second Series 27B	5.00	05/01/2019	2,651,075

1,425,000	San Francisco City & County Airport Commission CA Second Series Issue 16B	5.00	05/01/2019	1,506,653

1,000,000	San Francisco City & County Airport Commission CA Second Series Issue 29 B	5.25	05/01/2013	1,158,050

2,390,000	San Francisco City & County Airport Commission Second Series Issue 15A	5.00	05/01/2017	2,486,771

1,055,000	San Francisco City & County Redevelopment Financing Authority CA Series C	5.25	08/01/2016	1,185,904

650,000	San Jacinto Community Facilities District CA Series A	2.90	09/01/2006	658,574

1,640,000	San Joaquin County California Revenue	5.00	04/01/2017	1,782,319

4,000,000	San Joaquin Hills Transportation Corridor Agency CA Senior Lien	7.55	01/01/2008	5,034,440

2,000,000	San Jose CA Capital Accumulator††	10.02	04/01/2016	1,136,700

3,300,000	San Jose CA El Parador Apartments Project Series A	6.20	01/01/2041	3,497,769

4,710,000	San Jose Redevelopment Agency Merged Area Redevelopment Project	5.00	08/01/2022	4,916,863

1,205,000	San Jose Unified School District††	5.33	01/01/2021	511,161

1,300,000	San Jose Unified School District CA††	5.52	01/01/2019	625,976

1,310,000	San Marcos Public Facilities Authority CA Escrowed To Maturity††	4.77	01/01/2015	822,261

1,000,000	San Mateo Redevelopment Agency	5.40	08/01/2018	1,085,230

6,250,000	Santa Clara County Housing Authority CA Blossom River Apartments Series A	6.50	09/01/2039	5,933,938

2,000,000	Santa Clara County Housing Authority CA Rivertown Apartments Series A	6.00	08/01/2041	2,025,160

4,284,000	Santa Clara County Housing Authority CA The Willows Apartments Series A	6.40	06/01/2030	4,139,929

1,195,000	Santa Rosa High School District CA	5.90	05/01/2013	1,260,546

1,550,000	Simi Valley Unified School District Capital Improvement Projects	5.25	08/01/2022	1,744,680

1,000,000	Sonoma Valley Unified School District	6.00	07/15/2021	1,120,240

1,765,000	South Gate Public Financing Authority CA South Gate Redevelopment Project No 1	5.25	09/01/2019	1,940,212

1,225,000	South Tahoe Joint Powers Financing Authority Series A South Tahoe Redevelopment Project 1	5.45	10/01/2033	1,253,102

170,000	Southern California Home Financing Authority GNMA & FNMA Series A	6.75	09/01/2022	171,294

125,000	Southern California Home Financing Authority GNMA Series A	7.63	10/01/2022	125,149

1,000,000	Southern California Public Power Authority	6.75	07/01/2011	1,240,120

8,000,000	Southern California Public Power Authority REG Linked ACES & Inverse-REF-SUB	5.45	07/01/2017	8,160,800

10,000	Stockton CA Mortgage Backed Securities Program Series A	7.50	02/01/2023	11,004

1,000,000	Stockton CA Wastewater Systems Project Series A	5.13	09/01/2016	1,090,660

5,690,000	Sulphur Springs Union School District CA Interest Accrual Series A††	7.00	09/01/2013	3,841,717

1,000,000	Temecula Valley Unified School District Series D	6.00	09/01/2014	1,017,320

2,705,000	Torrance California	5.75	04/01/2016	2,932,004

3,000,000	Tustin Unified School District CA Community Facilities District N088-1	4.38	09/01/2019	3,023,250

1,000,000	Union City Community Redevelopment Agency CA Community Redevelopment Project	5.65	10/01/2014	1,031,900

5,725,000	Union City Community Redevelopment Agency Series A Community Redevelopment Project	5.38	10/01/2034	6,181,626

3,200,000	University of California Housing System Series A	5.50	11/01/2010	3,309,120

940,000	University of California Multi Purpose Series K	5.25	09/01/2024	984,923

3,275,000	Vallejo CA Water Improvement Project Series A	5.70	05/01/2016	3,644,158

2,000,000	Ventura County CA Public Facilities Corporation IV	5.75	12/01/2003	2,080,180

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

CALIFORNIA TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

California (continued)

$2,000,000	Ventura County CA Public Facilities Corporation IV	5.75%	12/01/2003	$2,080,180

2,595,000	Vernon California Malburg Generating Station Project	5.50	04/01/2021	2,650,170

1,140,000	Vernon California Malburg Generating Station Project	5.50	04/01/2023	1,160,372

2,500,000	Vista Community Development Commission CA Vista Redevelopment Project Area	5.88	09/01/2037	2,646,150

1,135,000	Walnut Valley Unified School District CA Series C	5.75	08/01/2015	1,159,664

1,000,000	West Contra Costa Unified School District Election of 2000 Series C	5.25	08/01/2016	1,113,390

1,100,000	Westminster Redevelopment Agency CA Rose Gardens Apartment Project Series A	6.50	08/01/2010	1,126,388

2,395,000	Windsor Joint Powers Financing Authority CA Windsor Civic Center Series A	5.38	10/01/2018	2,668,460

995,000	Yolo County Housing Authority Mortgage CA Walnut Park Apartments	7.20	08/01/2033	1,016,272

1,600,000	Yorba Linda Redevelopment Agency CA Series A Capital Appreciation Yorba Linda Redevelopment††	5.27	09/01/2019	746,607

				599,481,216

Puerto Rico – 0.72%

3,700,000	Children’s Trust Fund Puerto Rico Tobacco Settlement	6.00	07/01/2010	4,488,803

Total Municipal Bonds (Cost $561,255,713)				603,970,019

Shares

Closed End Mutual Funds – 2.49%

64,600	Blackrock California Insured Municipal 2008 Term Trust			1,096,908

414,378	MuniYield California Insured Fund II			5,996,050

314,300	MuniYield California Fund			4,739,644

30,000	Putnam California Investment Grade Municipal Trust			411,000

135,000	Van Kampen California Quality Municipal Trust			2,301,750

60,100	Van Kampen California Value Municipal Income Trust			1,016,892

Total Closed End Mutual Funds (Cost $13,514,436)				15,562,244

Short Term Investments – 0.04%

250,443	Wells Fargo California Money Market Fund~			250,443

Total Short Term Investments (Cost $250,443)				250,443

Total Investment in Securities (Cost $575,020,592)*	99.33%	$619,782,706

Other Assets and Liabilities, Net	0.67	4,169,319

Total Net Assets	100.00%	$623,952,025

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
*	Cost for federal income tax purposes is $575,374,950 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$44,806,031
Gross Unrealized Depreciation	(398,275)

Net Unrealized Appreciation	$44,407,756

The accompanying notes are an integral part of these financial statements.

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

COLORADO TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Municipal Bonds – 95.40%

Colorado – 94.44%

$1,250,000	Adams & Weld Counties CO School District #27J Brighton GO	5.50%	12/01/2019	$1,395,500

1,380,000	Adams & Weld Counties School District No #27J Brighton GO	5.00	12/01/2015	1,535,981

1,250,000	Arapahoe County CO Water & Wastewater Authority Revenue	6.25	12/01/2020	1,308,250

500,000	Aspen Valley Hospital District CO Hospital Revenue	6.80	10/15/2024	540,780

1,500,000	Aurora Housing Authority CO River Falls Project Series A	5.60	07/01/2019	1,524,150

800,000	Black Hawk CO Business Improvement Revenue District #97-1 Project	6.00	12/01/2009	805,032

825,000	Black Hawk CO Business Improvement Revenue District #98-1 Project	7.00	12/01/2011	831,955

1,000,000	Boulder CO Water & Sewer Revenue	5.60	12/01/2017	1,138,580

1,235,000	Boulder County CO LDR University Corporation For Atmospheric Project	5.50	09/01/2020	1,368,985

1,000,000	Boulder County CO MFHR Thistle Community Housing Project	6.38	06/01/2029	927,890

95,000	Boulder County CO MFHR Thistle Community Housing Project	6.00	06/01/2011	91,805

1,530,000	Boulder County Colorado	5.00	07/15/2015	1,686,596

900,000	Broomfield Colorado Sales & Use Tax Revenue	5.10	12/01/2016	994,743

1,265,000	Broomfield Colorado	5.00	12/01/2019	1,354,195

500,000	Centennial 25 Metropolitan District CO Arapahoe County GO	6.38	12/01/2016	516,895

1,250,000	Colorado Educational & Cultural Facilities Authority	5.25	06/01/2021	1,294,138

1,000,000	Colorado Educational & Cultural Facilities Authority Academy Charter School Project	6.25	12/15/2012	1,106,280

1,000,000	Colorado Educational & Cultural Facilities Authority Academy Charter School Project	7.13	12/15/2030	1,098,210

3,750,000	Colorado Educational & Cultural Facilities Authority Alexander Dawson School CO Project	5.30	02/15/2029	3,886,125

500,000	Colorado Educational & Cultural Facilities Authority Charter School Core Knowledge Project	7.00	11/01/2029	544,075

600,000	Colorado Educational & Cultural Facilities Authority Charter School Renaissance School Project	6.75	06/01/2029	590,580

1,000,000	Colorado Educational & Cultural Facilities Authority Charter School University Lab School Project	5.75	06/01/2016	1,021,620

1,500,000	Colorado Educational & Cultural Facilities Authority Pinnacle Charter School Project	6.00	12/01/2021	1,509,750

1,500,000	Colorado Educational & Cultural Facilities Authority Series A Johnson & Wales University Project	5.00	04/01/2023	1,563,390

2,000,000	Colorado Health Facilities Authority Catholic Health Initiatives	5.25	09/01/2021	2,069,660

1,040,000	Colorado Health Facilities Authority Exempla Incorporated Series A	5.50	01/01/2023	1,085,344

1,000,000	Colorado Health Facilities Authority Exempla Incorporated Series A	5.63	01/01/2033	1,040,680

415,000	Colorado Health Facilities Authority National Jewish Medical & Research	5.00	01/01/2008	438,070

2,000,000	Colorado Health Facilities Authority Parkview Medical Center Project	6.50	09/01/2020	2,137,740

1,250,000	Colorado Health Facilities Authority Sisters of Charity Series A	6.25	05/15/2011	1,542,588

1,000,000	Colorado Health Facilities Authority Steamboat Springs Health Project	5.75	09/15/2022	966,090

2,000,000	Colorado Health Facilities Authority Steamboat Springs Health Project	5.70	09/15/2023	1,898,700

580,000	Colorado Housing & Finance Authority Series A-3 Single Family Project	6.50	05/01/2016	605,131

4,885,000	Colorado Housing & Finance Authority Series B-3 Single Family Project	6.70	08/01/2017	5,271,599

1,000,000	Colorado Housing & Finance Authority Series B-3 Single Family Project	6.55	08/01/2033	1,076,750

60,000	Colorado Housing & Finance Authority Series B-2 Single Family Project	7.50	12/01/2016	60,496

485,000	Colorado Housing & Finance Authority Series C-2 Single Family Project	7.45	06/01/2017	498,604

1,010,000	Colorado Housing & Finance Authority Series C-3 Single Family Project	6.38	08/01/2033	1,084,447

130,000	Colorado Housing & Finance Authority Series D-1	8.00	12/01/2024	132,194

115,000	Colorado Housing & Finance Authority Series D-2	8.13	06/01/2025	116,018

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

COLORADO TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Colorado (continued)

$410,000	Colorado Housing & Finance Authority Series D-2 Single Family Project	7.10%	06/01/2014	$427,679

5,350,000	Colorado Housing & Finance Authority Series E-3±	11.42	04/01/2011	6,014,791

2,040,000	Colorado Housing & Finance Authority Series E-3	6.60	08/01/2017	2,127,863

1,500,000	Colorado Housing & Finance Authority Winridge Apartments±	1.50	02/15/2028	1,500,000

1,200,000	Colorado Housing & Finance Authority Amt-Single Family Prog-Sr-A-2	6.50	08/01/2031	1,284,828

1,000,000	Colorado Springs CO Series A	5.00	11/15/2021	1,047,930

1,000,000	Colorado State Board of Governors Series A	5.25	03/01/2015	1,132,810

1,000,000	Colorado Water Resources & Power Development Authority Series A	5.00	09/01/2019	1,048,710

1,810,000	Colorado Water Resources & Power Development Authority Series A	4.88	09/01/2017	1,920,102

1,000,000	Colorado Water Resources & Power Development Authority Series A	5.13	09/01/2018	1,074,970

1,000,000	Colorado Water Resources & Power Development Authority Series A	5.63	09/01/2015	1,160,540

2,255,000	Colorado Water Resources & Power Development Authority Series A	5.25	09/01/2015	2,543,279

1,000,000	Colorado Water Resources & Power Development Authority Series B	5.00	09/01/2019	1,053,400

1,000,000	Denver City & County Board of Water Commission	5.00	11/15/2016	1,085,460

1,000,000	Denver City & County CO 2000 West 3rd Avenue Property Series A	5.13	12/01/2021	1,060,860

1,000,000	Denver City & County Colorado Convention Center Project Series A	5.50	09/01/2016	1,132,580

1,000,000	Denver City & County CO Helen G Bonfils Foundation Project Series B	5.13	12/01/2017	1,076,770

1,000,000	Denver City & County CO Series A	5.50	11/15/2025	1,068,220

2,000,000	Denver City & County CO Series B	5.50	11/15/2015	2,259,160

1,000,000	Denver City & County CO Series C	5.60	11/15/2010	1,120,140

2,000,000	Denver City & County Colorado Convention Center Project Series A	5.50	09/01/2017	2,252,560

935,000	Denver Colorado Gateway Center Metropolitan District GO	6.40	12/01/2018	953,878

1,000,000	Denver Colorado City & County Water Commissioners	5.00	12/01/2012	1,144,660

1,145,000	Denver Colorado City & County Water Commissioners	5.00	12/01/2013	1,304,544

1,000,000	Douglas County CO Autumn Chase Project±	1.00	12/01/2029	1,000,000

1,475,000	Douglas County CO Parker Hilltop Project	5.35	08/01/2018	1,546,095

2,500,000	El Paso County CO GO School District #11 Colorado Springs	7.10	12/01/2017	3,358,425

1,160,000	El Paso County CO GO School District #49 Falcon Project	5.63	12/01/2016	1,330,787

1,500,000	Englewood CO MFHR Marks Apartments Project	6.65	12/01/2026	1,534,020

1,200,000	Garfield County CO Building Corporation Lease Revenue	5.75	12/01/2019	1,365,240

1,000,000	Golden Colorado Series B	5.25	12/01/2016	1,114,470

1,305,000	Greeley Colorado	4.00	10/01/2012	1,387,450

1,165,000	Green Valley CO Metropolitan District	5.75	12/01/2019	1,328,333

1,000,000	Highlands Ranch CO Metropolitan District #2 UTGO	6.50	06/15/2011	1,236,640

3,000,000	Jefferson County CO School District #R001 GO	6.50	12/15/2011	3,769,260

500,000	La Junta CO Hospital Revenue Ark Valley Regional Medical Center Project	6.00	04/01/2019	508,205

500,000	La Junta CO Hospital Revenue Ark Valley Regional Medical Center Project	6.10	04/01/2024	498,425

1,090,000	Larimer County CO Fairgrounds & Events Center Project	5.25	12/15/2015	1,228,419

2,000,000	Metex Metropolitan District CO GO Series A	5.80	12/01/2016	2,296,940

1,210,000	Montrose County CO COP Lease Revenue Series A	6.40	12/01/2012	1,294,035

890,000	Northern Metropolitan District CO Adams County	6.50	12/01/2016	906,260

295,000	Pueblo CO COP Public Parking Lease Purchase & Sublease Revenue	6.90	07/01/2015	306,387

1,000,000	Saddle Rock CO Metropolitan District	5.20	12/01/2021	1,034,400

1,500,000	San Miguel County Housing Authority CO Telluride Village Apartments Project	6.40	07/01/2023	1,515,210

600,000	Summit County CO Keystone Resorts Management Project	7.38	09/01/2010	744,792

1,000,000	Summit County School District No Re001 Summit CO	5.75	12/01/2013	1,177,340

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

COLORADO TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Colorado (continued)

$1,730,000	University of Northern Colorado Revenue Auxiliary Facilities System	5.50%	06/01/2019	$1,927,150

1,000,000	Weld County Colorado School District No Re-2	5.25	12/01/2017	1,108,032

				118,971,665

Puerto Rico – 0.96%

1,000,000	Children’s Trust Fund PR Tobacco Settlement Revenue	6.00	07/01/2026	1,213,190

Total Municipal (Cost $112,662,665)				120,184,855

Shares

Closed End Mutual Fund – 2.28%

8,248	Blackrock Strategic Municipal Trust			124,544

50,096	Dreyfus Municipal Income Fund			496,951

27,791	Dreyfus Strategic Municipal Bond Fund			247,618

17,748	Municipal Advantage Fund Incorporated			252,377

15,692	Nuveen Dividend Advantage Municipal Fund			247,149

25,652	Nuveen Insured Municipal Opportunity Fund			414,793

18,339	Nuveen Premium Income Municipal Fund			278,203

15,188	Salomon Brothers Municipal Partners Fund Incorporated			215,214

12,543	Seligman Select Municipal Fund			142,363

8,528	Van Kampen Advantage Municipal Income Trust II			124,765

7,778	Van Kampen Advantage Municipal Income Trust			128,493

12,032	Van Kampen Trust for Investment Grade Municipals			195,520

Total Closed End Mutual Funds (Cost $2,277,547)				2,867,990

Short Term Investments – 0.97%

1,218,511	Wells Fargo National Tax-Free Money Market Trust~			1,218,511

Total Short Term Investments (Cost $1,218,511)				1,218,511

Total Investment in Securities (Cost $116,158,723)*	98.65%	$124,271,356

Other Assets and Liabilities, Net	1.35	1,703,696

Total Net Assets	100.00%	$125,975,052

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
*	Cost for federal income tax purposes is $116,526,761 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$8,100,192
Gross Unrealized Depreciation	(355,597)

Net Unrealized Appreciation	$7,744,595

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

MINNESOTA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.66%

Minnesota – 94.61%

$2,845,000	Anoka-Hennepin MN Independent School District #11 Series A FSA School District Center For Enhancement Project	5.00%	02/01/2018	$3,033,537

650,000	Austin MN Housing & Redevelopment Authority Series A Courtyard Residence Project	7.15	01/01/2020	661,452

1,500,000	Austin MN Housing & Redevelopment Authority Series A Courtyard Residence Project	7.25	01/01/2032	1,526,354

1,055,000	Bemidji MN First Mortgage Revenue Country Health	5.63	09/01/2021	1,073,725

160,000	Blaine MN Ball Corporation Project	7.13	12/01/2004	172,980

3,000,000	Bloomington MN Independent School District N271 Building Series B	5.00	02/01/2016	3,238,770

3,000,000	Bloomington MN Independent School District N271 Building Series B	5.00	02/01/2019	3,163,170

7,435,000	Bloomington MN Independent School District N271 Series A	5.13	02/01/2024	7,866,824

1,145,000	Bloomington MN Port Authority Mall of America Project Series A	5.35	02/01/2004	1,155,774

1,000,000	Bloomington MN Port Authority Mall of America Project Series A	5.00	02/01/2013	1,114,340

100,000	Bloomington MN Tax Increment	9.70	02/01/2004	105,009

210,000	Bloomington MN Tax Increment	9.75	02/01/2005	237,959

290,000	Bloomington MN Tax Increment	9.75	02/01/2005	328,611

1,450,000	Brainerd MN Independent School District N181 Series A	5.00	02/01/2020	1,543,583

1,455,000	Brainerd MN Independent School District N181 Series A	5.00	02/01/2021	1,542,125

2,195,000	Breckenridge MN Catholic Health Corporation	5.00	11/15/2005	2,266,535

4,805,000	Burnsville MN Fairview Community Hospitals Zero Coupon††	5.75	05/01/2012	3,018,069

750,000	Chaska MN Independent School District N112 Series A	5.70	02/01/2017	854,670

1,250,000	Chaska MN Independent School District N112 Series B	5.75	02/01/2007	1,379,875

1,000,000	Chaska MN Independent School District N112 Series B	5.75	02/01/2009	1,103,900

500,000	Chaska MN Independent School District N112 Series B	6.00	02/01/2013	555,105

945,000	Chaska MN Series A	5.63	10/01/2014	1,039,538

995,000	Chaska MN Series A	5.70	10/01/2015	1,089,366

500,000	City of Pine River MN Evan Lutheran Good Samaritan Project	6.40	08/01/2015	519,125

180,000	City of St Cloud Minnesota	5.20	12/01/2005	193,300

400,000	City of St Cloud Minnesota	5.90	12/01/2017	413,020

1,335,000	City of St Cloud MN St Cloud Hospital Obligation Group Series A	5.75	05/01/2010	1,543,981

1,750,000	City of St Cloud MN St Cloud Hospital Obligation Group Series A	5.38	05/01/2011	1,976,485

4,875,000	City of St Cloud MN St Cloud Hospital Obligation Group Series A	5.75	05/01/2026	5,306,145

185,000	City of St Cloud Minnesota	5.30	12/01/2006	197,713

1,000,000	Cuyuna Range Hospital District MN Series A	6.00	06/01/2019	984,850

1,000,000	Cuyuna Range Hospital District MN Series A	5.75	06/01/2014	991,960

1,395,000	Dakota County MN Housing & Redevelopment Authority Multi Family Housing	7.38	12/01/2029	1,458,333

65,000	Duluth Minnesota Independent School District N709 Series A Certificates of Partners	5.10	02/01/2010	66,588

635,000	Duluth MN Economic Development Authority Benedictine Health System Series A St Mary	5.55	02/15/2004	650,050

690,000	Duluth MN Economic Development Authority Benedictine Health System Series A St Mary	5.65	02/15/2005	706,153

465,000	Duluth MN Economic Development Authority Benedictine Health System Series A St Mary	5.75	02/15/2006	475,802

255,000	East Grand Forks Minnesota	6.00	02/01/2018	264,086

300,000	East Grand Forks Minnesota	6.10	02/01/2021	308,583

155,000	East Grand Forks Minnesota	5.90	02/01/2015	162,031

1,220,000	Eden Prairie MN Rolling Hills Project Series A GNMA Collateralized	6.15	08/20/2031	1,355,078

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

MINNESOTA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Minnesota (continued)

$1,000,000	Elk River Independent School District No728 Mn Series A	5.00%	02/01/2018	$1,066,270

430,000	Fergus Falls Lake Region Hospital Corporation Project Series A	6.50	09/01/2018	442,449

1,000,000	Fergus Falls Lake Region Hospital Corporation Project Series A	6.50	09/01/2018	1,028,950

580,000	Fergus Falls MN Housing & Redevelopment Authority Lake Region Healthcare	5.10	09/01/2014	606,320

605,000	Fergus Falls MN Housing & Redevelopment Authority Lake Region Healthcare	5.20	09/01/2015	630,628

560,000	Fergus Falls MN Housing & Redevelopment Authority Lake Region Healthcare	5.30	09/01/2016	581,672

670,000	Fergus Falls MN Housing & Redevelopment Authority Lake Region Healthcare	5.40	09/01/2017	694,810

500,000	Glencoe Minnesota	6.40	06/01/2005	556,130

1,390,000	Glencoe Minnesota	6.63	04/01/2011	1,498,114

700,000	Glencoe MN Glencoe Regional Health Services Project	7.20	04/01/2016	713,629

600,000	Glencoe MN Glencoe Regional Health Services Project	7.40	04/01/2021	620,946

585,000	Glencoe MN Glencoe Regional Health Services Project	7.50	04/01/2031	605,329

1,075,000	Hibbing MN Duluth Clinic Limited	5.50	11/01/2013	1,280,648

2,785,000	Itasca County MN Independent School District No318 GO FSA Insured	5.00	02/01/2017	3,012,952

1,735,000	Lake Superior Independent School District No381 MN Building Series A	5.00	04/01/2019	1,866,600

1,080,000	Lino Lake MN Economic Development Authority Series A	5.25	02/01/2016	1,100,315

500,000	Lino Lake MN Economic Development Authority Series A	5.35	02/01/2019	507,540

315,000	Mankato MN Un-refunded Balance 1St Mortgage Series C	6.10	08/01/2005	322,393

390,000	Mankato MN Un-refunded Balance 1St Mortgage Series C	6.15	08/01/2006	399,071

2,000,000	Minneapolis & St Paul MN Metropolitan Airports Commission Series B	5.25	01/01/2013	2,164,780

4,860,000	Minneapolis & St Paul MN Metropolitan Airports Commission Series C	5.25	01/01/2021	5,212,642

290,000	Minneapolis MN Abbott Northwestern Hospital Incorporated	6.50	12/01/2006	315,601

1,000,000	Minneapolis MN Allina Health Systems Series A	6.00	11/15/2023	1,075,680

1,000,000	Minneapolis MN Allina Health Systems Series A	5.75	11/15/2032	1,051,700

500,000	Minneapolis MN Ebenezer Society Project Series A	7.20	07/01/2023	494,780

745,000	Minneapolis MN Fairview Health Services Series B	5.00	05/15/2021	779,218

1,620,000	Minneapolis MN Special School District No1	5.50	02/01/2021	1,771,810

1,960,000	Minneapolis MN Special School District No1 Series A	5.38	02/01/2007	2,205,372

575,000	Minneapolis MN Walker Methodist Senior Services Series A	5.50	11/15/2012	539,891

1,060,000	Minneapolis MN Walker Methodist Senior Services Series A	5.88	11/15/2018	939,213

570,000	Minneapolis MN Walker Methodist Senior Services Series A	6.00	11/15/2028	480,590

1,130,000	Minnesota Agriculture & Economic Development Board Evangelical Lutheran	6.00	02/01/2022	1,189,472

5,350,000	Minnesota Agriculture & Economic Development Board Series A Fairview Hospital Health Care	5.50	11/15/2017	5,911,483

2,025,000	Minnesota Agriculture & Economic Development Board Series A Health Care Systems	5.88	11/15/2010	2,285,456

2,130,000	Minnesota Agriculture & Economic Development Board Series A Health Care Systems	6.38	11/15/2022	2,336,014

295,000	Minnesota Higher Education Facilities Authority Series 3-Q St Mary’s College	5.90	10/01/2005	300,670

150,000	Minnesota Higher Education Facilities Authority Series 3-Q St Mary’s College	5.70	10/01/2003	151,529

280,000	Minnesota Higher Education Facilities Authority Series 3-Q St Mary’s College	5.80	10/01/2004	285,631

340,000	Minnesota Higher Education Facilities Authority Series 3-Q St Mary’s College	6.00	10/01/2008	345,746

365,000	Minnesota Higher Education Facilities Authority Series 3-W Pre-refunded	6.00	03/01/2004	377,191

135,000	Minnesota Higher Education Facilities Authority Series 3-W Un-refunded Balance	6.00	03/01/2007	137,870

700,000	Minnesota Higher Education Facilities Authority Series 4-C Macalester College	5.55	03/01/2016	741,174

1,000,000	Minnesota Higher Education Facilities Authority Series 4-L St Johns University	5.35	10/01/2017	1,042,000

1,000,000	Minnesota Higher Education Facilities Authority Series 4-N Carleton College	5.00	11/01/2018	1,054,900

2,000,000	Minnesota Higher Education Facilities Authority Series 4-T College At St Benedict	5.35	03/01/2020	2,032,300

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

MINNESOTA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Minnesota (continued)

$600,000	Minnesota Higher Education Facilities Authority Series 4-Z Northwestern College	5.20%	10/01/2013	$617,922

895,000	Minnesota Higher Education Facilities Authority Series 5-E St Mary’s University	6.75	03/01/2019	991,642

1,985,000	Minnesota Housing Finance Agency Rental Housing Series D	5.80	08/01/2011	2,070,415

225,000	Minnesota Housing Finance Agency Single Family Mortgage Series A	5.75	07/01/2018	239,895

1,345,000	Minnesota Housing Finance Agency Single Family Mortgage Series A	5.85	07/01/2020	1,426,964

1,475,000	Minnesota Housing Finance Agency Single Family Mortgage Series A	5.35	07/01/2017	1,539,340

2,725,000	Minnesota Housing Finance Agency Single Family Mortgage Series D	5.80	07/01/2021	2,851,358

790,000	Minnesota Housing Finance Agency Single Family Mortgage Series I	6.25	01/01/2015	807,017

1,975,000	Minnesota Housing Finance Agency Single Family Mortgage Series M	5.88	01/01/2017	2,108,846

850,000	Minnesota Housing Finance Agency Rental Housing Series D	5.90	08/01/2015	885,343

130,000	Minnesota Housing Finance Agency Singe Family Mortgage Series D-2	5.60	01/01/2006	132,939

2,000,000	Minnesota Public Facilities Authority Series B	5.13	03/01/2015	2,198,260

1,000,000	Minnesota Public Facilities Authority	5.00	03/01/2016	1,090,260

1,110,000	Minnesota Public Facilities Authority Closed Lane Pool	5.00	03/01/2008	1,247,174

4,490,000	Minnesota Public Facilities Authority Series A	5.00	03/01/2018	4,824,011

1,500,000	Minnesota St Iron Range Resources & Rehabilitation Giants Ridge Recreational Area	7.25	11/01/2016	1,614,390

1,500,000	Minnesota St Iron Range Resources & Rehabilitation Giants Ridge Recreational Area	7.50	11/01/2025	1,576,785

2,300,000	Minnesota State	5.30	08/01/2009	2,307,797

1,000,000	Minnesota State	5.25	11/01/2008	1,151,810

1,000,000	Minnetonka MN Independent School District No276 Series B	5.65	02/01/2010	1,135,530

1,650,000	Minnetonka MN Independent School District No276 Series B	5.75	02/01/2022	1,837,028

505,000	Monticello-Big Lake MN Community Hospital District Series A Healthcare Facilities	5.20	12/01/2009	533,780

500,000	Monticello-Big Lake MN Community Hospital District Series A Healthcare Facilities	5.30	12/01/2010	521,250

825,000	Monticello-Big Lake MN Community Hospital District Series A Healthcare Facilities	5.45	12/01/2012	847,729

700,000	Monticello-Big Lake MN Community Hospital District Series A Healthcare Facilities	5.75	12/01/2019	752,591

725,000	Monticello-Big Lake MN Community Hospital District Series A Healthcare Facilities	5.40	12/01/2011	749,367

1,530,000	Moorhead Minnesota	7.10	08/01/2011	1,831,425

2,040,000	Mounds View MN Independent School District No621 Series A	5.38	02/01/2019	2,247,998

1,430,000	Mounds View MN Independent School District No621 Series A	5.38	02/01/2017	1,591,561

560,000	Mountain Iron MN Housing & Redevelopment Authority Series A Northeast Service Cooperative Project	6.25	10/01/2019	587,037

1,000,000	New Hope Minnesota Masonic Home North Ridge	5.90	03/01/2019	1,004,180

2,000,000	Northern Municipal Power Agency Minnesota	5.40	01/01/2015	2,246,700

1,000,000	Northern Municipal Power Agency MN	5.30	01/01/2021	1,069,810

1,800,000	Northfield Minnesota Series C	6.00	11/01/2026	1,840,068

360,000	Osseo MN Economic Development Authority Series B	5.90	02/01/2018	389,167

455,000	Osseo MN Economic Development Authority Series B	6.00	02/01/2022	484,625

1,000,000	Otter Trail County MN Housing & Redevelopment Authority Series A	5.00	02/01/2019	1,038,550

1,550,000	Pequot Lakes MN Independent School District No186	5.25	02/01/2022	1,662,778

1,470,000	Prior Lake MN Independent School District No719 Series A	5.25	02/01/2023	1,575,869

1,890,000	Ramsey County MN Capital Improvement Plan Series A	5.00	02/01/2017	2,059,117

1,000,000	Ramsey County MN Capital Improvement Plan Series A	5.00	02/01/2018	1,083,370

1,260,000	Ramsey County MN Capital Improvements Plan Series B	5.25	02/01/2012	1,442,587

115,000	Red Wing MN River Region Obligated Group Series B	6.35	09/01/2005	127,127

300,000	Robbinsdale MN Economic Development Authority Series A Senior Housing Project	6.63	01/01/2019	290,283

1,195,000	Robbinsdale MN Independent School District No281	5.60	02/01/2018	1,381,396

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

MINNESOTA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Minnesota (continued)

$2,900,000	Robbinsdale MN Independent School District No281	5.63%	02/01/2020	$3,356,083

2,805,000	Robbinsdale MN Independent School District No281	5.00	02/01/2019	2,996,525

2,900,000	Robbinsdale MN Independent School District No281	5.00	02/01/2020	3,085,049

1,000,000	Robbinsdale MN Independent School District No281 School Building	5.00	02/01/2018	1,071,280

2,285,000	Rochester MN Mayo Foundation/Mayo Medical Center Series I	5.80	11/15/2007	2,609,836

1,650,000	Rochester MN Mayo Foundation/Mayo Medical Center Series I	5.90	11/15/2009	1,923,933

1,875,000	Rochester MN Mayo Foundation/Mayo Medical Center Series I	5.90	11/15/2010	2,186,794

2,000,000	Rosemount Independent School District No196 Capital Appreciation Series A††	5.50	04/01/2009	1,705,320

3,000,000	Rosemount Independent School District No196 Capital Appreciation Series A††	5.55	04/01/2010	2,430,810

2,000,000	Rosemount Independent School District No196 Capital Appreciation Series A††	5.60	04/01/2011	1,539,980

900,000	Sartell Minnesota Environmental	5.20	06/01/2027	896,661

2,100,000	Seaway Port Authority of Duluth MN Cargill Incorporated Project Series B	6.80	05/01/2012	2,173,920

695,000	South Washington County MN Independent School District No833 Series A	5.50	02/01/2017	780,117

5,000,000	Southern Minnesota Municipal Power Agency Capital Appreciation Series A††	6.07	01/01/2020	2,383,550

1,000,000	Southern Minnesota Municipal Power Agency Series A	5.25	01/01/2017	1,154,340

975,000	Southern Minnesota Municipal Power Agency Predefined Series A	5.00	01/01/2009	1,104,412

2,025,000	St Louis Park Independent School District No283 MN	5.45	02/01/2013	2,304,936

1,050,000	St Michael MN Independent School District No885	5.00	02/01/2018	1,128,792

2,000,000	St Michael MN Independent School District No885	5.00	02/01/2019	2,136,560

500,000	St Paul MN Housing & Redevelopment Authority Regions Hospital Project	5.20	05/15/2013	515,730

1,700,000	St Paul MN Housing & Redevelopment Authority Regions Hospital Project	5.25	05/15/2018	1,703,213

3,525,000	St Paul MN Housing & Redevelopment Authority Regions Hospital Project	5.30	05/15/2028	3,402,965

2,500,000	St Paul MN Housing & Redevelopment Authority St Paul Academy & Summit School Project	5.50	10/01/2024	2,622,250

1,050,000	St Paul MN Independent School District No625 Series B	5.70	02/01/2009	1,117,704

195,000	St Paul MN Independent School District No625 Series B	5.90	02/01/2004	195,761

215,000	St Paul MN Independent School District No625 Series B	6.10	02/01/2006	215,836

230,000	St Paul MN Independent School District No625 Series B	6.20	02/01/2007	230,913

245,000	St Paul MN Independent School District No625 Series B	6.25	02/01/2008	245,985

260,000	St Paul MN Independent School District No625 Series B	6.30	02/01/2009	261,082

200,000	State of Minnesota	5.00	08/01/2009	228,366

1,000,000	University of Minnesota Series A	5.75	07/01/2011	1,188,100

7,285,000	University of Minnesota Series A	5.50	07/01/2021	8,543,921

2,795,000	University of Minnesota Series A	5.75	07/01/2017	3,389,413

1,000,000	University of Minnesota Series A	5.75	07/01/2018	1,212,450

55,000	Vadnais Heights Minnesota	6.00	11/01/2009	55,536

500,000	Waconia MN Housing & Redevelopment Authority Evangelical Lutheran Series A	5.85	06/01/2006	511,295

1,000,000	Wayzata MN Independent School District No284 Series B	5.85	02/01/2010	1,027,360

2,895,000	Western Minnesota Municipal Power Agency 1977 Series A	6.38	01/01/2016	3,481,643

				235,533,545

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

MINNESOTA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Puerto Rico – 3.05%

$1,000,000	Puerto Rico Commonwealth Series C	5.00%	07/01/2028	$1,123,130

2,000,000	Puerto Rico Electric Power Authority Series Ll	5.50	07/01/2016	2,378,040

3,500,000	Puerto Rico Highway & Transportation Authority Series E	5.50	07/01/2022	4,101,685

				7,602,855

Total Municipal Bonds (Cost $225,305,070)				243,136,400

Shares

Short-Term Investment – 1.07%

1,753,588	Federated Tax-Free Obligation Money Market Fund			1,753,588

896,900	Wells Fargo National Tax-Free Money Market Trust~			896,900

Total Short-Term Investments (Cost $2,650,488)				2,650,488

Total Investment in Securities (Cost $227,955,558)*	98.73%	$245,786,888

Other Assets and Liabilities, Net	1.27	3,159,052

Total Net Assets	100.00%	$248,945,940

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
*	Cost for federal income tax purposes is $228,389,988 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$18,008,394
Gross Unrealized Depreciation	(611,494)

Net Unrealized Appreciation	$17,396,900

The accompanying notes are an integral part of these financial statements.

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

NATIONAL LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Bond – 97.33%

Alaska – 1.87%

$1,000,000	Alaska Energy Authority	7.00%	07/01/2009	$1,168,460

360,000	Alaska Student Loan Corporation Series A	5.50	07/01/2006	382,057

1,500,000	North Slope Boro Alaska††	2.53	06/30/2008	1,315,005

				2,865,522

Arizona – 1.35%

1,350,000	Maricopa County School District No6 Washington Elementary AZ Series B	7.10	07/01/2008	1,652,792

400,000	Pima County Industrial Development Authority AZ Series A	6.50	02/01/2017	412,372

				2,065,164

California – 0.40%

500,000	Santa Clara California Redevelopment Agency Tax Allocation	7.00	07/01/2010	610,040

Colorado – 12.34%

575,000	Arvada Company Springwood Community Project Series A	5.60	08/20/2008	588,236

200,000	Boulder County CO Longmont United Hospital Project	4.80	12/01/2003	202,564

385,000	Boulder County CO Longmont United Hospital Project	5.00	12/01/2005	407,203

621,000	Bowles Metropolitan District CO	7.75	12/01/2005	705,189

2,000,000	Central Platte Valley Metropolitan District Series A	5.00	12/01/2009	2,177,320

250,000	Colorado Educational & Cultural Facilities Authority Renaissance Schools Charter Schools	5.85	06/01/2008	248,628

1,385,000	Colorado Educational & Cultural Facilities Authority Pinnacle Charter	5.25	12/01/2011	1,413,268

500,000	Colorado Health Facilities Authority CO Hospital Steamboat Springs Health	5.30	09/15/2009	513,895

585,000	Colorado Health Facilities Authority CO National Jewish Medical & Research	4.80	01/01/2005	604,463

1,000,000	Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.50	12/01/2008	1,131,980

380,000	Colorado Health Facilities Authority Evangelical Lutheran	6.00	12/01/2006	420,139

455,000	Colorado Health Facilities Authority Evangelical Lutheran	6.25	12/01/2010	520,493

30,000	Colorado Housing & Finance Authority Series C Single Family Project	5.00	05/01/2005	30,134

1,000,000	Colorado State Student Obligation Bond Authority CO Series LI-B	6.20	12/01/2008	1,053,940

1,350,000	Denver City & County CO Series A	4.90	11/15/2008	1,491,224

1,060,000	Denver City & County CO	7.00	08/01/2010	1,267,781

220,000	Denver West Metropolitan District CO Series B	4.90	12/01/2003	223,089

205,000	Denver West Metropolitan District CO Series B	5.00	12/01/2004	214,481

775,000	Highlands Ranch Metropolitan District No2 CO	6.50	06/15/2009	940,974

350,000	Interlocken Metropolitan District CO Series A	5.50	12/15/2009	398,181

620,000	Mesa County CO Hilltop Community Resources Series A	5.00	12/01/2008	682,136

650,000	Mesa County CO Hilltop Community Resources Series A	5.50	12/01/2009	732,979

460,000	Mesa County CO Hilltop Community Resources Series A	5.50	12/01/2010	516,548

2,675,000	Metropolitan Football Stadium District CO Capital Appreciation Series A††	2.75	01/01/2008	2,382,328

				18,867,173

District of Columbia – 0.63%

545,000	District of Columbia Un-refunded Balance 2001 Series B	5.50	06/01/2008	623,567

300,000	District of Columbia Series B-1	5.50	06/01/2008	343,248

				966,815

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

NATIONAL LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Florida – 2.39%

$1,120,000	Boynton Beach FL	5.00%	11/01/2012	$1,251,914

165,000	Bradford County FL Sante Fe Healthcare Facilities Project	6.00	11/15/2009	186,698

1,485,000	Hillsborough County FL	6.20	12/01/2008	1,661,774

500,000	Miami-Dade County School Board FL Series A	5.00	08/01/2027	558,580

				3,658,966

Hawaii – 0.74%

1,000,000	Hawaii State Series C-1 MBIA LBC	4.75	11/01/2009	1,125,440

Idaho – 0.80%

1,000,000	Boise City Independent School District ID	5.00	08/15/2008	1,132,390

90,000	Pocatello Development Authority ID Series B	7.25	12/01/2008	95,553

				1,227,943

Illinois – 9.54%

1,915,000	Berwyn Illinois	5.00	11/15/2010	2,130,495

2,000,000	Chicago Il Emergency Telephone Systems	5.00	01/01/2009	2,247,900

700,000	Chicago Il Metropolitan Water Reclamation District Greater Chicago Il Capital Improvement Bonds	6.90	01/01/2007	815,577

1,500,000	Chicago Il Allocation Capital Appreciation Central Series A††	5.03	12/01/2005	1,443,615

1,050,000	Grundy County School District No 54 Morris Il Series A	7.13	12/01/2005	1,190,637

1,130,000	Grundy County School District No 54 Morris Il Series A	7.13	12/01/2006	1,330,891

565,000	Illinois Development Finance Authority Midwestern University Series B	5.00	05/15/2007	608,279

1,000,000	Illinois Health Facilities Authority Series A Lutheran General Health System	6.13	04/01/2012	1,170,800

550,000	Illinois Health Facilities Authority Mercy Hospital Project	7.10	06/01/2009	640,244

1,000,000	Illinois State	5.00	06/01/2008	1,123,060

800,000	North Chicago Il	5.75	01/01/2010	932,176

1,030,000	Northern Illinois University Il Auxiliary Facilities System Capital Appreciation††	2.66	04/01/2007	948,805

				14,582,479

Indiana – 5.41%

250,000	Bluffton-Harrison IN High School	4.60	08/01/2009	274,297

1,295,000	Decatur Township Marion County Metropolitan School District School Building	5.20	09/15/2008	1,468,905

1,980,000	Indiana Health Facility Financing Authority Un-refunded Balance Series A	5.50	11/01/2007	2,235,895

1,000,000	Indiana Health Facility Financing Authority	5.75	11/15/2014	1,203,120

850,000	Indiana Educational Facilities Authority IN De Paul University Project	5.00	07/01/2012	922,752

1,000,000	Indiana University IN Capital Appreciation Student Fee Series H††	4.04	08/01/2009	830,600

1,150,000	Indianapolis Local Public Improvement Bond Bank Series A Capital Appreciation††	2.88	02/01/2005	1,119,882

200,000	Merrillville Multi School Building Corporation First Mortgage	6.55	07/01/2005	220,306

				8,275,757

Iowa – 2.37%

395,000	Clinton Community School District IA Series A	5.38	06/01/2005	424,028

1,965,000	Iowa Finance Authority IA Catholic Health Initiatives Series A	5.38	12/01/2005	2,127,781

1,000,000	Iowa Student Loan Liquidity Corporation IA Series B	4.90	12/01/2005	1,068,730

				3,620,539

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

NATIONAL LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Kansas – 0.13%

$185,000	City of Lawrence KS – Lawrence Memorial Hospital	5.00%	07/01/2004	$191,233

Louisiana – 1.76%

125,000	Louisiana Public Facilities Authority LA Edgewood Apartments	5.70	06/01/2005	126,151

350,000	Louisiana State University & Agricultural & Mechanical College University at Eunice Project	5.00	06/01/2008	380,587

1,900,000	Shreveport LA Series A	5.63	05/01/2008	2,189,104

				2,695,842

Massachusetts – 3.90%

500,000	Massachusetts State	5.25	01/01/2009	565,340

1,515,000	Massachusetts State Series A	5.50	01/01/2010	1,738,220

2,410,000	Massachusetts State Series C	5.25	12/01/2007	2,725,180

860,000	Massachusetts State Development Finance Agency Revenue	5.13	12/01/2011	924,861

				5,953,601

Michigan – 5.20%

375,000	Battle Creek MI Economic Development Corporation Kellogg Company Project	5.13	02/01/2009	387,195

1,000,000	Detroit MI Distributable State Aid	5.25	05/01/2008	1,135,090

1,960,000	Detroit Michigan	7.10	12/15/2009	2,275,168

300,000	Lakeview Community School MI	6.50	05/01/2005	328,035

305,000	Lakeview Community School MI	6.50	05/01/2006	346,297

395,000	Merrill Community School District	6.50	05/01/2005	431,913

185,000	Michigan State Hospital Finance Authority Henry Ford Hospital	9.00	05/01/2004	197,278

250,000	Michigan State Hospital Finance Authority Ascension Health Credit Series A	5.50	11/15/2007	282,775

300,000	Michigan State Hospital Finance Authority Revenue Hospital Charity Obligation Group Series A	5.13	11/01/2029	339,507

415,000	Michigan State Hospital Finance Authority OSF Healthcare Systems	5.25	11/15/2006	452,026

435,000	Michigan State Hospital Finance Authority OSF Healthcare Systems	5.38	11/15/2007	479,544

2,405,000	Romulus Township Community Schools MI Capital Appreciation Series LI††	4.95	05/01/2007	817,460

450,000	Schoolcraft Community School District	6.50	05/01/2004	470,457

				7,942,745

Minnesota – 1.31%

405,000	Minneapolis MN Allina Health Systems Series A	5.00	11/15/2008	440,700

365,000	Minnesota State Higher Education Facilities Authority MN Series 5-J State Scholastical	4.88	12/01/2007	395,576

225,000	Minnesota Agricultural & Economic Development Board MN Evangelical Lutheran Project	5.00	02/01/2006	237,839

230,000	Minnesota Agricultural & Economic Development Board MN Evangelical Lutheran Project	5.00	02/01/2007	244,789

250,000	Minnesota Agricultural & Economic Development Board MN Evangelical Lutheran Project	5.00	02/01/2008	265,908

345,000	Western Minnesota Municipal Power Agency SD 1977 Series A	6.38	01/01/2016	414,911

				1,999,723

Mississippi – 3.69%

3,885,000	Mississippi State	6.20	02/01/2008	4,507,727

1,000,000	Mississippi State	5.25	09/01/2007	1,131,500

				5,639,227

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

NATIONAL LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Nebraska – 0.28%

$415,000	Nebraska Investment Finance Authority Great Plains Regular Medical Center	4.80%	11/15/2004	$433,534

Nevada – 0.83%

645,000	Sparks Redevelopment Agency NV Series A	5.10	01/15/2008	706,836

500,000	Washoe County Nevada Airport Authority	5.25	07/01/2008	563,780

				1,270,616

New Jersey – 0.34%

500,000	New Jersey Health Care Facilities Financing Authority Capital Health Systems Obligation Group	5.00	07/01/2005	522,375

New York – 4.91%

1,000,000	City of New York NY Series E	5.25	08/01/2009	1,113,990

1,000,000	New York	4.90	02/01/2007	1,100,590

335,000	New York State Dormitory Authority Un-refunded Balance Series B	7.50	05/15/2011	414,160

310,000	New York State Dormitory Authority NY Pre-refunded City Series A Capital Appreciation††	5.29	07/01/2005	275,978

345,000	New York Mortgage Agency Homeowner Mortgage Series 46	5.85	10/01/2005	371,251

500,000	New York State Dorm Authority Revenue State Personal Income Tax	5.00	03/15/2008	559,045

1,000,000	New York State Thruway Authority Un-refunded Balance Local Highway & Bridges	5.25	04/01/2010	1,130,010

2,135,000	Tri-Borough Bridge 7 Tunnel Authority NY Convention Center Project Series E MBIA-LBC	7.25	01/01/2010	2,537,725

				7,502,749

North Dakota – 0.74%

1,000,000	North Dakota Building Authority Series A	5.25	06/01/2008	1,130,140

Ohio – 6.06%

230,000	Akron Ohio Akron Municipal Baseball Stadium Projects	6.50	12/01/2007	250,620

1,000,000	Franklin County Ohio American Chemical Society Project	5.13	10/01/2008	1,111,250

1,000,000	Lucas County OH Pre-medical Healthcare Obligation	6.00	11/15/2007	1,139,380

2,000,000	Ohio State	6.65	09/01/2009	2,359,600

560,000	Ohio State Infrastructure Improvements Series B	5.00	03/01/2008	628,941

2,455,000	Ohio State Infrastructure Improvements Series C	5.00	08/01/2007	2,751,785

900,000	Ohio State Water Development Authority Pure Water Development	5.00	06/01/2008	1,014,318

				9,255,894

Oregon – 0.70%

1,000,000	Grants Pass Urban Renewal Agency	5.00	08/01/2008	1,073,180

Pennsylvania – 1.70%

530,000	Dover Township Authority	6.25	05/01/2012	584,293

1,000,000	Montgomery County Industrial Development Authority Series B Pecos Energy Company Project	5.30	10/01/2004	1,035,400

890,000	Windber Area Authority PA Windber Hospital Project	6.50	08/01/2005	975,912

				2,595,605

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

NATIONAL LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Puerto Rico – 0.73%

$1,000,000	Puerto Rico Commonwealth Series C	5.00%	07/01/2028	$1,123,130

South Carolina – 0.81%

280,000	University of Medical Associates University of South Carolina Harborview office Tower Project	7.38	01/01/2004	285,647

925,000	South Carolina State Housing Finance & Development Authority Series A-2	5.50	07/01/2004	954,739

				1,240,386

South Dakota – 2.11%

970,000	Heartland Consumers Power District	6.00	01/01/2009	1,110,660

1,000,000	Rapid City Area School District No51-4 SD Capital Outlay Certificate	5.00	01/01/2009	1,123,950

910,000	South Dakota Health & Educational Facilities Authority SD Healthcare	5.20	04/01/2008	995,485

				3,230,095

Tennessee – 3.83%

1,000,000	Memphis Shelby County Airport Authority Federal Express Corporation	5.00	09/01/2009	1,080,980

1,215,000	Shelby County Tennessee	5.00	03/01/2008	1,362,853

1,000,000	Tennessee State Series A	5.00	05/01/2007	1,114,650

2,000,000	Tennessee State Series A	5.25	02/01/2009	2,287,840

				5,846,323

Texas – 8.43%

1,000,000	Brazos River Harbor Navigation District TX Series B-1 Dow Chemical Company	4.20	05/15/2005	1,023,900

135,000	Desoto Housing Finance Corporation Windsor Foundation Project Series A	6.13	02/01/2005	138,976

300,000	Denison Housing Authority Manning Park Plaza	5.00	10/01/2009	319,155

240,000	Harlandale Independent School District TX	5.20	10/15/2006	263,407

2,330,000	Harris County Houston Sports Authority TX Senior Lien Series A	5.25	11/15/2007	2,640,426

590,000	City of Houston Texas	6.25	07/01/2012	687,250

50,000	Houston Housing Finance Corporation Series A-1	8.00	06/01/2014	50,164

15,000	Houston Housing Finance Corporation Series B-1	8.00	06/01/2014	15,253

400,000	Lufkin Health Facilities Development Corporation TX Memorial Health Systems of East Texas	6.50	02/15/2006	411,304

1,115,000	Lyford Consolidated School District	5.00	08/15/2007	1,215,127

3,100,000	Midland County Hospital District TX Capital Appreciation AMBAC/TCRS††	5.73	06/01/2007	2,586,764

3,000,000	Sam Rayburn Municipal Power Agency TX	6.00	09/01/2009	3,534,270

				12,885,996

Utah – 0.38%

500,000	Intermountain Power Agency Utah Power Supply Revenue References-Series A	6.00	07/01/2008	585,665

Washington – 7.38%

1,000,000	Cowlitz County Public Utility District No1 WA Distribution Systems	5.25	09/01/2009	1,142,150

2,000,000	King County Washington Series B	5.25	01/01/2008	2,252,820

950,000	Port Anacortes Washington Series A	5.13	09/01/2009	1,008,758

190,000	Seattle Housing Authority WA Market House Elderly Housing Series A	6.20	02/01/2004	190,144

1,330,000	Spokane Washington	5.00	06/01/2008	1,493,670

695,000	Tacoma Washington Department Public Utility & Lighting	4.20	01/01/2008	757,084

555,000	Tacoma Washington Department Public Utility & Lighting	4.20	07/01/2008	608,691

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

NATIONAL LIMITED TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Washington (continued)

$1,155,000	State of Washington Series A & At-6	6.25%	02/01/2011	$1,372,209

800,000	Washington Health Care Facilities Authority WA Good Samaritan Hospital	5.00	10/01/2008	877,592

1,850,000	Washington Public Power Supply System Series A††	3.86	07/01/2009	1,541,716

				11,244,834

West Virginia – 0.92%

200,000	Kanawha County WV	7.38	09/01/2011	259,314

980,000	West Virginia Water Development Authority WV Sewer Systems Loan Project	7.10	11/01/2009	1,142,219

				1,401,533

Wisconsin – 3.35%

2,500,000	Milwaukee County WI Series A	5.00	09/01/2009	2,842,925

2,000,000	Wisconsin State Series 2	5.13	11/01/2008	2,279,980

				5,122,905

Total Municipal Bonds ($143,045,535)				148,753,169

Shares

Short Term Investments – 1.34%

842,059	Wells Fargo National Tax-Free Money Market Fund ~			842,059

1,201,870	Federated Tax-Free Obligation Money Market Fund			1,201,870

Total Short Term Investments (Cost $2,043,929)				2,043,929

Total Investment in Securities (Cost $145,089,464)*	98.67%	$150,797,098

Other Assets and Liabilities, Net	1.33	2,038,278

Total Net Assets	100.00%	$152,835,376

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
*	Cost for federal income tax purposes is $145,151,036 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$5,812,050
Gross Unrealized Depreciation	(165,988)

Net Unrealized Appreciation	$5,646,062

The accompanying notes are an integral part of these financial statements.

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

NATIONAL TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Municipal Bonds – 91.10%

Alabama – 0.26%

$60,000	Alabama Housing Finance Authority Series B College Home Mortgage Board Program	6.10%	10/01/2020	$62,412

1,000,000	County of Jefferson AL Capital Improvements Waste Series D	5.25	02/01/2022	1,073,910

				1,136,322

Alaska – 1.03%

35,000	Alaska Housing Finance Corporation College First Series Veterans Mortgage Project	5.40	12/01/2023	35,410

500,000	Alaska Housing Finance Corporation Housing Development Series A	5.70	12/01/2029	516,985

400,000	Alaska Student Loan Corporation Series A	5.75	07/01/2014	421,572

1,000,000	Valdez AK BP Pipelines Incorporated Project Series A	5.85	08/01/2025	1,023,150

2,500,000	Valdez AK BP Pipelines Incorporated Project Series B	5.50	10/01/2028	2,537,550

				4,534,667

Arizona – 5.99%

350,000	Arizona Health Facilities Authority Catholic HealthCare West Series A	6.63	07/01/2020	375,340

1,000,000	Arizona Power Authority Crossover Series A Special Obligation References Hoover	5.25	10/01/2014	1,166,629

250,000	Arizona State Transportation Board	5.25	07/01/2015	280,573

500,000	Chandler Arizona	6.00	07/01/2011	587,925

200,000	Gilbert Water Resource Municipal Property Corporation AZ Sub Lien-Connection DEV Fee	6.40	04/01/2016	200,501

630,000	Glendale Industrial Development Authority AZ Un-refunded Balance Series A	6.00	05/15/2026	706,079

200,000	Maricopa County AZ Elementary School District No68 Alhambra	5.50	07/01/2013	237,602

500,000	Maricopa County AZ Elementary School District No68 Alhambra School Improvements Project	5.10	07/01/2004	528,625

1,400,000	Maricopa County AZ Industrial Development Authority Series A Arizona Charter Schools Project 1	6.63	07/01/2020	1,415,582

4,000,000	Maricopa County AZ Industrial Development Authority Series A Arizona Charter Schools Project 1	6.75	07/01/2029	4,000,000

2,000,000	Maricopa County AZ Industrial Development Authority Series A Catholic Healthcare West Project	5.00	07/01/2016	1,960,680

525,000	Maricopa County AZ Industrial Development Authority Series A Metro Gardens Mesa Ridge Project	5.65	07/01/2019	557,156

200,000	Maricopa County AZ Industrial Development Authority Series A Sun King Apartments Project	6.75	05/01/2031	170,100

750,000	Maricopa County AZ Industrial Development Authority Series A Whispering Palms Apartments	5.85	07/01/2019	788,895

840,000	Maricopa County AZ Industrial Development Authority Series B Gran Victoria Housing LLC Project	10.00	05/01/2031	852,936

585,000	Maricopa County AZ Pollution Control Corporation Series A Public Service Company	5.75	11/01/2022	586,416

215,000	Navajo County AZ Municipal Property Corporation Jail Facilities	5.63	07/01/2010	241,950

750,000	Navajo County AZ Polluting Control Corporation Series A Arizona Public Service Company	5.88	08/15/2028	755,213

1,000,000	Phoenix Arizona Series A	6.25	07/01/2016	1,262,510

2,575,000	Phoenix AZ Industrial Development Authority Bay Club Apartments Project Collateralized By GNMA	5.90	11/20/2031	2,716,059

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

NATIONAL TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Arizona (continued)

$250,000	Phoenix AZ Industrial Development Authority Bay Club Apartments Project GNMA Collateralized	5.80%	11/20/2021	$266,915

250,000	Phoenix AZ Industrial Development Authority Camelback Crossing GNMA	6.35	09/20/2035	274,673

250,000	Phoenix AZ Industrial Development Authority Capital Mall LLC Project	5.38	09/15/2022	270,845

900,000	Phoenix AZ Industrial Development Authority John C Lincoln Health Series B	5.65	12/01/2012	1,038,672

490,000	Phoenix AZ Industrial Development Authority Series 1A	6.25	09/01/2032	545,169

190,000	Phoenix AZ Industrial Development Authority Statewide Series C	5.30	04/01/2020	197,268

395,000	Pima County AZ Industrial Development Authority Series A	6.50	02/01/2017	407,217

250,000	Pima County AZ Industrial Development Authority Series A AZ Charter Schools Project LI	6.75	07/01/2031	250,000

250,000	Pima County AZ Industrial Development Authority Series C Arizona Charter Schools Project	6.70	07/01/2021	253,080

1,440,000	Pima County AZ Industrial Development Authority Willowick Apartment Project	5.50	03/01/2028	1,484,366

300,000	Scottsdale AZ Preservation Authority	5.25	07/01/2017	330,747

500,000	Tucson AZ Senior Lien Series 1994-C	7.00	07/01/2012	645,335

275,000	University of Arizona Systems Series A	6.00	06/01/2010	328,721

500,000	Yuma County AZ Elementary School District No1	5.00	07/01/2014	572,920

				26,256,699

Arkansas – 0.35%

1,345,000	Little Rock Arkansas Airport Revenue	5.00	11/01/2013	1,519,030

California – 4.64%

2,500,000	Access To Loans For Learning Student Loan Corporation CA Series D-2 Student Loan PG-JR-SUB-IV	7.85	07/01/2025	2,507,975

3,785,000	California Statewide Communities Development Authority Series A Aspire Public Schools Oakland Project	7.25	08/01/2031	3,808,618

160,000	City of Los Angeles CA Series A	5.88	06/01/2024	170,424

705,000	Los Angeles CA Community Redevelopment Agency Series A Monterey Hills Redevelopment Project	8.20	12/01/2013	742,294

6,900,000	Metropolitan Water District of Southern California Series A6^	9.44	08/10/2018	9,829,050

920,000	Pico Rivera CA Water Authority Series A	5.75	12/01/2012	954,491

250,000	San Francisco CA Airport Improvement Airport United Airlines Incorporated	8.00	07/01/2013	313,108

1,000,000	Santa Clara County CA Housing Authority Rivertown Apartment Project Series A	6.00	08/01/2041	1,012,580

1,000,000	Student Education Loan Marketing Corporation CA Series IV D1 Junior Subordinates	5.88	01/01/2018	1,012,570

				20,351,110

Colorado – 6.71%

1,750,000	Arapahoe County Water & Wastewater Authority CO	6.25	12/01/2020	1,831,550

1,640,000	Black Hawk Business Improvement District CO Series 1 Special Improvements District No 98	7.00	12/01/2011	1,653,825

200,000	Colorado Educational & Cultural Facilities Authority CO Charter Schools Core Knowledge Project	7.00	11/01/2029	217,630

3,100,000	Colorado Health Facilities Authority CO Steamboat Springs Health Project	5.70	09/15/2023	2,942,985

1,500,000	Colorado Housing & Finance Authority AMT-Single Family Mortgage-Class 3-B-4	5.00	05/01/2032	1,566,270

3,000,000	Colorado Housing & Finance Authority AMT-Single Family Program-Series A MBIA Insured	6.50	08/01/2031	3,215,220

1,625,000	Colorado Housing & Finance Authority CO Single Family Program Series B-2	7.10	04/01/2017	1,691,658

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

NATIONAL TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Colorado (continued)

$320,000	Colorado Housing & Finance Authority CO Single Family Program Series C	7.90%	12/01/2024	$328,320

295,000	Colorado Housing & Finance Authority CO Single Family Series D-1	8.00	12/01/2024	299,980

5,195,000	Colorado Housing & Finance Authority Single Family PG-B3-FSA-CR	6.70	08/01/2017	5,617,146

335,000	Colorado Housing & Finance Authority Single Family Program Series A-2	7.15	11/01/2014	340,038

360,000	Colorado Housing & Finance Authority Single Family Program Series B2	7.50	12/01/2016	362,974

105,000	Colorado Housing & Finance Authority Single Family Series D-LI	8.13	06/01/2025	105,929

1,000,000	Colorado Housing & Finance Authority Winridge Apartments Project Collateralized By FNMA±	1.00	02/15/2028	1,000,000

500,000	Denver City & County CO Series E	5.50	11/15/2025	534,110

500,000	Denver City & County CO The Boston Lofts Project Series A	5.75	10/01/2027	517,440

5,200,000	Denver Urban Renewal Authority CO Tax Exempt Rice Series A	9.13	09/01/2017	5,708,196

920,000	Northern Metropolitan District CO Adams County	6.50	12/01/2016	936,808

420,000	Summit County CO Keystone Resorts Management Project	7.38	09/01/2010	521,354

				29,391,433

Connecticut – 0.04%

115,000	Connecticut State Health & Educational Facilities Authority Series B New Britain General Hospital	6.00	07/01/2024	121,774

40,000	Connecticut State Housing Finance Authority Series B4 Housing Mortgage Finance Program Sub B-4	7.30	11/15/2003	40,170

				161,944

District of Columbia – 1.11%

3,995,000	District of Columbia Capital Appreciation Mandarin Oriental††	5.38	07/01/2013	2,631,385

3,850,000	District of Columbia Capital Appreciation Mandarin Oriental††	5.38	07/01/2015	2,246,206

				4,877,591

Florida – 1.33%

505,000	Boynton Beach FL Housing Mortgage Clipper Cove Apartments	6.45	01/01/2027	575,907

500,000	Florida Housing Finance Agency Housing Glen Oaks Apartments Project	5.90	02/01/2030	524,405

4,445,000	Palm Beach County Housing Finance Authority Housing Revenue Series A	4.85	04/01/2032	4,733,392

				5,833,704

Georgia – 0.34%

500,000	Fulton County Housing Authority Concorde Place Apartment Project Series C	6.90	07/01/2008	605,475

435,000	Georgia State Housing & Finance Authority Single Family Mortgage Series B-2	5.85	12/01/2028	453,496

500,000	Smyrna GA Hospital Authority First Mortgage Ridgeview Institution Incorporated	6.00	11/01/2028	445,875

				1,504,846

Guam – 0.02%

60,000	Guam Housing Corporation Series A Mortgage-GTD Mortgage-Backed Securities	5.75	09/01/2031	65,973

Hawaii – 1.05%

3,950,000	Hawaii State Department of Budget & Finance Queens Health System Series A	5.75	07/01/2026	4,090,304

490,000	Hawaii State Housing Finance & Development Corporation Series A	5.75	07/01/2030	507,317

				4,597,621

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

NATIONAL TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Idaho – 1.39%

$95,000	Ammon Urban Renewal Agency ID Tax Increment Series B	6.00%	08/01/2006	$107,239

135,000	Blackfoot Idaho Wastewater Treatment Plant Facilities Project	5.80	09/01/2018	155,424

115,000	Blackfoot Idaho Wastewater Treatment Plant Facilities Project	5.85	09/01/2019	132,548

500,000	Boise City Idaho Urban Renewal Agency Ada County Courts	5.90	08/15/2029	563,775

500,000	Canyon County School District No132 Idaho	5.45	07/30/2004	528,990

125,000	Fremont & Madison Counties School District No215 St Anthony ID	5.60	08/01/2004	131,283

765,000	Fremont & Madison Counties School District No215 St Anthony ID	5.60	08/01/2004	803,449

150,000	Idaho Health Facilities Authority ID IHC Hospitals Incorporated	6.65	02/15/2021	195,078

555,000	Idaho Housing Agency Single Family Mortgage Series C-2	6.35	07/01/2015	578,327

735,000	Idaho Housing & Finance Association Single Family Mortgage Series H-2	6.15	01/01/2028	772,470

425,000	Idaho Water Resource Board Resource Pooled Loan Program Series A	6.20	05/01/2020	454,504

100,000	Payette County ID School District No372	6.75	07/31/2003	100,482

55,000	Pocatello ID Development Authority Series B	7.25	12/01/2008	58,394

500,000	Southern Idaho Regional Solid Waste District	5.45	11/01/2013	511,858

400,000	Twin Falls County School District No413 Idaho	5.25	07/30/2003	401,436

500,000	University of Idaho Student Fee Kibbie & Enroll Series D	6.00	04/01/2026	575,645

				6,070,902

Illinois – 8.53%

2,500,000	Bridgeview Illinois	5.00	12/01/2017	2,698,600

2,250,000	Chicago Housing Authority Il	5.38	07/01/2019	2,371,410

500,000	Chicago Il GNMA College Bella Project	6.13	06/01/2039	525,580

2,495,000	Chicago Illinois Series B	5.38	01/01/2017	2,749,366

1,630,000	Illinois Development Finance Authority Series A Community Rehabilitation Pre-refunded	7.88	07/01/2005	1,860,286

925,000	Illinois Development Finance Authority Series A Un-refunded Balance Community Rehabilitationªª	7.88	07/01/2020	418,396

1,020,000	Illinois Health Facilities Authority Edgewater Medical Center Series A	9.25	07/01/2004	1,113,177

135,000	Illinois Health Facilities Authority Holy Cross Hospital Project	6.25	03/01/2004	113,446

4,000,000	Illinois Health Facilities Authority OSF Healthcare System	6.25	11/15/2029	4,260,680

235,000	Illinois Housing Development Authority Multi-Family Housing	7.00	07/01/2017	237,223

5,000,000	Illinois State GO MBIA Insured	5.00	06/01/2013	5,674,100

500,000	Jackson & Williamson Counties Il Community High School District No165	6.25	12/01/2015	597,455

2,760,000	Regional Transportation Authority Il	5.75	06/01/2016	3,330,492

7,350,000	Regional Transportation Authority Il Series D	7.75	06/01/2019	10,362,912

1,000,000	Rockford Il Faust Landmark Apartments Project Series A	6.75	01/01/2018	1,085,110

				37,398,233

Indiana – 0.88%

720,000	Hammond Multi-School Building Corporation First Mortgage	6.13	07/15/2019	764,957

2,515,000	Indiana Health Facility Financing Authority Ascension Health Series F	5.50	11/15/2018	2,717,180

25,000	Indiana State Toll Finance Authority	6.00	07/01/2013	25,046

290,000	Indianapolis Local Public Improvements Board Bank Series B	6.00	01/10/2020	351,935

				3,859,118

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

NATIONAL TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Iowa – 0.10%

$400,000	Iowa Finance Authority Series F	5.70%	01/01/2027	$417,396

Kansas – 1.32%

400,000	Kansas State Department of Transportation Series B-2±	1.00	09/01/2020	400,000

2,595,000	Sedgwick & Shawnee Counties KS Series A2 Mortgage Backed Securities	6.70	06/01/2029	2,740,605

2,500,000	Sedgwick & Shawnee Counties Mortgage Backed Securities Program Series B-4	4.00	12/01/2034	2,653,800

				5,794,405

Louisiana – 1.51%

2,000,000	Jefferson Parish Home Mortgage Authority LA Series A	5.13	06/01/2026	2,183,800

3,070,000	Louisiana Local Government Environmental Facilities & Community Series A Development Authority—Housing-Bellemont Apartments Projects	6.00	09/01/2022	3,093,363

60,000	Louisiana Public Facilities Authority LA Opportunity Loan Series A Student Loan	6.85	01/01/2009	60,742

2,900,000	St Bernard Parish Home Mortgage La Zero Coupon Series C††	7.65	07/10/2014	1,295,923

				6,633,828

Massachusetts – 0.92%

2,500,000	Massachusetts State College Building Authority Series A	7.50	05/01/2014	3,339,225

200,000	Massachusetts State Health & Educational Facilities Authority Series B Melrose-Wakefield Hospital Project	5.88	07/01/2018	239,238

400,000	Massachusetts State Water Pollution Abatement MWRA Program Series A	6.00	08/01/2023	461,412

				4,039,875

Michigan – 1.55%

1,760,000	Detroit Michigan Series B	5.25	07/01/2017	1,958,317

1,160,000	Michigan Strategic Fund UTD Waste Systems Project	5.20	04/01/2010	1,213,279

2,760,000	Wayland Union School District MI	8.00	05/01/2010	3,620,430

				6,792,026

Minnesota – 0.96%

500,000	Austin Housing & Redevelopment Authority MA Series A Courtyard Residence Project	7.25	01/01/2032	508,785

3,500,000	Minnesota State Iron Range Resources & Rehabilitation Giants Ridge Recreational Area	7.50	11/01/2025	3,679,165

				4,187,950

Mississippi – 0.25%

1,000,000	Mississippi Development Bank Special Obligation Madison County MS GO Road & Bridge	5.10	06/01/2020	1,075,560

Nebraska – 0.04%

150,000	Lincoln-Lancaster County NE Public Building Commission Tax Supported Lease Rental	6.00	10/15/2026	170,018

Nevada – 0.58%

1,065,000	Las Vegas NV Limited Tax Parking Series A	5.25	12/01/2018	1,171,223

1,000,000	Las Vegas NV Limited Tax Parking Series A	5.25	12/01/2020	1,086,630

275,000	Nevada Housing Division Saratoga Palms Multi Unit Housing	6.25	10/01/2016	285,940

				2,543,793

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

NATIONAL TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

New Jersey – 3.34%

$3,000,000	New Jersey Health Care Facilities Authority Raritan Bay Medical Center	7.25%	07/01/2027	$3,126,180

1,250,000	New Jersey State Housing & Mortgage Finance Agency Series 1 Presidential Plaza FHA	7.00	05/01/2030	1,285,313

5,750,000	New Jersey State Turnpike Authority Turnpike Revenue Series A	5.00	01/01/2023	6,079,187

3,500,000	New Jersey Transportation Trust Fund Authority Series A Transportation Systems	5.50	12/15/2016	4,138,540

				14,629,220

New Mexico – 2.12%

3,040,000	Bernalillo County NM	5.20	04/01/2021	3,433,893

1,475,000	Bernalillo County NM	5.25	04/01/2027	1,652,885

375,000	Carlsbad Housing Corporation NM Housing Colonial Hillcrest	7.38	08/15/2027	363,675

3,365,000	New Mexico Educational Assistance Foundation Educational Loan Series B-1	5.90	09/01/2031	3,454,980

430,000	Southeastern NM Affordable Housing Corporation Casa Hermosa Apartments	7.25	12/01/2027	387,555

				9,292,988

New York – 1.28%

3,500,000	Metropolitan Transportation Authority New York Revenue Transportation Series A	5.00	11/15/2015	3,985,695

1,000,000	New York State Dormitory Authority Nursing Home Menorah Campus Project FHA Insured	6.10	02/01/2037	1,134,350

500,000	United Nations Development Corporation NY Senior Lien Series B	5.60	07/01/2026	500,420

				5,620,465

North Carolina – 0.96%

4,000,000	North Carolina Eastern Municipal Power Agency Series B	5.70	01/01/2017	4,211,720

North Dakota – 0.10%

185,000	North Dakota State Housing Finance Agency Series C Housing Finance Home Mortgage	5.95	07/01/2017	195,170

240,000	North Dakota State Housing Finance Agency Series C Housing Finance Home Mortgage	6.10	07/01/2028	250,790

				445,960

Ohio – 0.93%

2,000,000	Cuyahoga County Ohio Refunding Series A	6.00	01/01/2019	2,205,600

1,000,000	Erie County Franciscan Services Corporation Providence Hospital	6.00	01/01/2004	1,043,500

250,000	Johnstown Ohio Mortgage	6.00	12/01/2017	269,525

500,000	Oak Hills OH Local School District Series A	5.70	12/01/2025	557,385

				4,076,010

Oklahoma – 0.49%

1,655,000	Oklahoma State Industries Authority Health System Integris Baptist	6.00	08/15/2010	1,933,735

195,000	Pryor Creek OK Economic Development Authority Series A	7.13	07/01/2021	195,320

				2,129,055

Oregon – 7.71%

250,000	Chemeketa Community College District OR	6.50	07/01/2007	274,520

1,000,000	Chemeketa Community College District OR Series B	5.60	06/01/2014	1,104,390

1,800,000	Clackamas County Hospital Facility Authority Legacy Health System	5.25	02/15/2017	1,881,252

650,000	Clackamas County Hospital Facility Authority Odd Fellow Home Series A	5.88	09/15/2021	625,898

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

NATIONAL TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Oregon (continued)

$2,500,000	Clackamas County Hospital Facility Authority OR Legacy Health System	5.25%	05/01/2021	$2,580,074

900,000	Hillsboro OR Various Oregon Graduate Center Project±	1.05	06/01/2009	900,000

1,500,000	Klamath Falls OR Senior Lien Klamath Cogen	5.88	01/01/2016	1,497,375

10,300,000	Klamath Falls OR Senior Lien Klamath Cogen	6.00	01/01/2025	9,657,074

500,000	Lane County OR School District No52 Bethel	5.63	06/15/2010	591,370

175,000	Oregon State	9.00	10/01/2005	204,131

1,000,000	Oregon State Board Higher Education Series D	5.75	08/01/2029	1,113,280

1,000,000	Oregon State Department of Administrative Services Series A	6.25	05/01/2010	1,227,830

3,650,000	Oregon State Health Housing Educational & Cultural Facilities Authority^ªª	5.25	10/01/2016	1,350,500

1,500,000	Oregon State Health Housing Educational & Cultural Facilities Authority Series A Aspen Foundation LI	6.13	04/15/2029	1,288,650

1,760,000	Oregon State Health Housing Educational & Cultural Facilities Authority Series A GNMA Mortgage Backed Securities	5.00	06/20/2042	1,929,312

1,250,000	Oregon State Health Housing Educational & Cultural Facilities Authority Series A Linfeld College Project	6.50	10/01/2015	1,393,300

1,830,000	Oregon State Housing & Community Services Department Series M Single Family Mortgage Program	6.20	07/01/2028	1,935,298

1,000,000	Port of St Helens Oregon Portland General Electric Company Project Series A	5.25	08/01/2014	835,190

1,000,000	Portland OR Oregon Convention Center Project Series A	5.75	06/15/2016	1,154,750

579,000	Portland Oregon Series A	4.88	06/01/2018	601,402

1,000,000	Washington County OR Housing Authority Tualatin Meadows Project	6.00	05/01/2032	1,042,090

550,000	Western Lane OR Hospital District Hospital Facility Authority Sisters of St Joseph Peace Project	5.63	08/01/2007	586,680

				33,774,366

Pennsylvania – 6.49%

1,965,000	Carbon County Industrial Development Authority Panther Creek Partners	6.65	05/01/2010	2,105,517

2,000,000	Carbon County Industrial Development Authority Panther Creek Partners	6.70	05/01/2012	2,120,320

500,000	Dauphin County General Authority Office & Parking Forum Place Series A	6.00	01/15/2025	242,270

500,000	Delaware County Authority PA Crozer Chester	6.00	12/15/2020	505,215

3,210,000	Montgomery County PA Higher Education & Health Authority Series B Montgomery Hospital Medical Center Project	6.60	07/01/2010	3,315,930

5,100,000	Pennsylvania Economic Development Financing Authority Amtrak Series A	6.38	11/01/2041	4,829,649

1,250,000	Pennsylvania Housing Finance Agency Single Family Mortgage Series 59A	5.80	10/01/2029	1,302,975

5,000,000	Philadelphia PA Hospitals & Higher Education Facilities Authority Jeanes Health System Project	6.85	07/01/2022	5,044,250

1,250,000	Sayre PA Health Care Facilities Authority Guthrie Health Project Series A	5.88	12/01/2031	1,303,163

7,000,000	Sayre PA Health Care Facilities Authority Guthrie Health Project Series B	1.00	12/01/2031	7,676,620

				28,445,909

Puerto Rico – 0.32%

470,000	Children’s Trust Fund Project	5.75	07/01/2010	526,945

300,000	Children’s Trust Fund Project	6.00	07/01/2010	363,957

20,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority	10.25	07/01/2009	25,568

220,000	Puerto Rico Housing Finance Corporation Multi Family Mortgage Series A-1	7.50	04/01/2022	223,080

250,000	Puerto Rico Public Finance Corporation Series A Commonwealth Appropriation	5.00	08/01/2021	265,028

				1,404,578

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

NATIONAL TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Rhode Island – 0.24%

$1,000,000	Rhode Island Housing & Mortgage Finance Corporation Series 23 Homeownership Project	5.95%	04/01/2029	$1,044,530

South Carolina – 1.31%

8,800,000	Connector 2000 Association Incorporated Capital Appreciation Series B††	5.73	01/01/2017	1,642,784

9,100,000	Connector 2000 Association Incorporated Capital Appreciation Series B††	5.75	01/01/2018	1,537,991

9,400,000	Connector 2000 Association Incorporated Capital Appreciation Series B††	5.75	01/01/2019	1,460,102

500,000	Connector 2000 Association Incorporated Capital Appreciation Series B††	5.90	01/01/2031	20,800

1,000,000	University of South Carolina	5.75	06/01/2026	1,098,450

				5,760,127

South Dakota – 0.90%

3,500,000	South Dakota Health & Educational Facilities Authority Huron Regional Medical Center	7.30	04/01/2016	3,957,975

Tennessee – 1.50%

4,150,000	Knox County TN Health Educational & Housing Facilities Board Baptist Health System East TN	6.50	04/15/2031	4,367,419

2,000,000	Shelby County TN Health Educational & Housing Facility Board Methodist Healthcare	6.50	09/01/2021	2,220,340

				6,587,759

Texas – 10.48%

1,000,000	Alief Independent School District Texas	4.75	02/15/2019	1,029,140

1,215,000	Arlington Texas References & Important	5.00	08/15/2023	1,274,997

3,500,000	Austin Texas Convention Enterprises Incorporated Second Tier Series B	5.75	01/01/2032	3,691,625

500,000	Beaumont Housing Corporation Park Shadows Project Series A	6.45	06/15/2022	500,590

325,000	Carroll Independent School District TX	6.75	08/15/2020	425,464

1,730,000	Comal Independent School District Texas	5.25	02/01/2020	1,861,495

480,000	Corpus Christi Housing Finance Corporation TX Series A	7.70	07/01/2011	486,029

1,000,000	Dallas Independent School District	5.00	02/15/2018	1,072,290

2,395,000	De Soto Housing Finance Corporation Windsor Foundation Project Series A	7.00	02/01/2025	2,631,387

1,000,000	Denton Texas Improvements	5.13	12/01/2018	1,078,180

4,000,000	El Paso Housing Finance Corporation TX Single Family Series A-3	6.18	04/01/2033	4,376,200

105,000	Galveston Property Finance Authority TX Series A	8.50	09/01/2011	107,427

1,300,000	Grape Creek-Pulliam Independent School District TX	7.25	05/15/2006	1,533,025

1,100,000	Gulf Coast Waste Disposal Authority TX Exxon Project±	0.86	10/01/2024	1,100,000

500,000	Harris Industrial Development Corporation TX Gatx Terminals Corporation	6.95	02/01/2022	516,250

510,000	Houston Housing Finance Corporation Series A-1	8.00	06/01/2014	511,673

310,000	Houston Housing Finance Corporation Series B-1	8.00	06/01/2014	315,233

1,000,000	La Porte TX Independent School District	4.25	02/15/2019	997,690

1,170,000	Lubbock TX Housing Finance Corporation Las Colonas Quail Creek Series A	6.00	07/01/2022	1,182,964

1,530,000	Lubbock TX Housing Finance Corporation Las Colonas Quail Creek Series A	6.00	07/01/2025	1,541,628

1,200,000	Mansfield Texas Independent School District References-School Building	5.00	02/15/2012	1,363,572

4,180,000	San Antonio Higher Education Authority University of Texas at San Antonio Phase 1 Project	7.13	11/01/2015	4,493,542

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

NATIONAL TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Texas (continued)

$200,000	Socorro TX Independent School District	5.75%	02/15/2021	$216,622

1,075,000	South San Antonio TX Independent School District	5.00	08/15/2018	1,152,217

2,000,000	Tarrant Regional Water District TX Improvements	5.38	03/01/2014	2,305,280

160,000	Texarkana TX Health Facilities Development Corporation Series B Wadley Regional Medical Center	6.00	10/01/2017	192,942

3,250,000	Texas State Veterans Housing Assistance Program FD LI Series A	5.65	12/01/2017	3,457,708

2,455,000	Texas State Student Housing Authority Series B Junior Lien Student Housing	6.75	01/01/2033	2,427,136

4,780,000	Travis County TX Housing Finance Authority Lakeview Apartment Project Series A	6.25	07/01/2027	4,095,886

				45,938,192

Utah – 2.26%

500,000	Provo City UT Housing Authority Lookout Pointe Apartments Project Collateralized By GNMA	5.80	07/20/2022	522,890

3,270,000	Salt Lake County UT Housing Authority Bridgeside Project FHA Insured	6.38	11/01/2033	3,415,809

1,860,000	Salt Lake County UT Westminster College Project	5.75	10/01/2027	1,902,892

5,000	Utah Housing Finance Agency Single Family Mortgage Senior Issue Series D-2	6.45	01/01/2011	5,166

2,500,000	Utah State Building Ownership Authority Series B State Facilities Master Lease Program	5.25	05/15/2024	2,647,150

250,000	Utah State Building Ownership Authority Series C State Facilities Master Lease Program	5.50	05/15/2019	292,775

1,000,000	Weber Municipal Building Authority Utah	5.75	12/15/2019	1,131,659

				9,918 ,341

Vermont – 0.28%

275,000	Vermont Housing Finance Agency VT Housing Series 9	6.00	05/01/2037	286,168

900,000	Vermont State Student Assistance Financing Program Series B	6.70	12/15/2012	935,919

				1,222,087

Virginia – 1.76%

3,000,000	Fairfax County Redevelopment & Housing Authority VA Burke Shire Commons	7.60	10/01/2036	3,168,960

5,775,000	Pocahontas Parkway Association VA Capital Appreciation Series B ††	5.50	08/15/2012	2,725,627

250,000	Pocahontas Parkway Association VA Series A	5.00	08/15/2005	236,510

1,000,000	Pocahontas Parkway Association VA Series A	5.25	08/15/2008	880,360

1,000,000	Pocahontas Parkway Association VA Series A	5.50	08/15/2028	698,330

				7,709,787

Washington – 5.79%

3,045,000	Benton County Washington School District # 400 GO FSA Insured	5.00	12/01/2015	3,371,089

500,000	Clark County School District No98 Hockinson WA	6.15	12/01/2015	593,445

2,125,000	Clark County School District No101 La Center WA	5.00	12/01/2015	2,342,961

110,000	King County WA Sewer	6.13	01/01/2033	120,258

1,748,000	Kitsap County WA Consolidated Housing Authority Low Income Housing Martha GNMA	7.10	08/20/2016	2,124,816

6,205,000	Port Longview WA Series A	5.00	12/01/2014	6,686,508

1,000,000	Seattle WA Housing Authority Kin On Project Collateralized By GNMA	7.40	11/20/2036	1,169,810

500,000	Seattle WA Series B	6.00	07/01/2029	577,930

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

NATIONAL TAX-FREE FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Washington (continued)

$2,480,000	Snohomish County Fire Protection District No1 WA	5.25%	12/01/2012	$2,875,684

1,290,000	Spokane Washington	5.00	06/01/2013	1,458,113

1,000,000	Vancouver WA Housing Authority Pooled Housing Senior Series A	5.50	03/01/2028	1,009,740

1,100,000	Vancouver WA Housing Authority Springbrook Square Series A	5.65	03/01/2031	1,039,742

500,000	Washington Health Care Facilities Authority Series B Virginia Mason Medical Center±	1.03	02/15/2027	500,000

1,400,000	Washington State Health Care Facilities Authority Kadlec Medical Center	6.00	12/01/2030	1,519,392

				25,389,488

Wisconsin – 1.47%

550,000	Wisconsin Housing & Economic Development Authority Series A	6.00	09/01/2015	583,842

1,000,000	Wisconsin State Health & Educational Facilities Authority Agnesian Healthcare Incorporated Project	6.00	07/01/2030	1,048,490

1,000,000	Wisconsin State Health & Educational Facilities Authority Revenue Wheaton Franciscan Services Project	5.75	08/15/2025	1,041,940

1,000,000	Wisconsin State Health & Educational Facilities Authority Wheaton Franciscan Services Project	6.13	11/15/2015	1,096,030

2,345,000	Wisconsin State Series A	5.00	07/01/2015	2,602,082

75,000	Wisconsin State Series D	5.80	05/01/2020	78,445

				6,450,829

Wyoming – 0.47%

500,000	Jackson WY National Rural Utilities Cooperative Finance Corporation Series B Lower Valley Power & Light Project	5.88	05/01/2026	523,620

800,000	Lincoln County WY Exxon Project Series C Floating Rate Dates±	0.86	11/01/2014	800,000

600,000	Teton County WY Hospital District Revenue Improvements ACA CBI Insured	5.80	12/01/2017	637,314

95,000	Wyoming Community Development Authority Series 4	5.85	06/01/2028	98,231

				2,059,165

Total Municipal Bonds (Cost $384,741,994)				399,282,595

Shares

Closed End Mutual Funds – 4.20%

60,485	Blackrock Strategic Municipal Trust	913,324

380,000	Dreyfus Municipal Income Fund	3,769,600

91,802	Dreyfus Strategic Municipal Bond Fund	817,956

103,352	Municipal Advantage Fund Incorporated	1,469,665

115,082	Nuveen Dividend Advantage Municipal Fund	1,812,542

204,862	Nuveen Insured Municipal Opportunity Fund	3,312,619

116,037	Nuveen Premium Income Municipal Fund	1,760,281

30,612	Salomon Brothers Municipal Partners Fund Incorporated	433,772

91,984	Seligman Select Municipal Fund	1,044,018

57,005	Van Kampen Advantage Municipal Income Trust	941,723

45,072	Van Kampen Advantage Municipal Income Trust II	659,403

91,637	Van Kampen Trust for Investment Grade Municipals	1,489,101

Total Closed End Mutual Funds (Cost $14,563,803)		18,424,004

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

NATIONAL TAX-FREE FUND

Principal	Security Name	Value

Short-Term Investments – 6.15%

$4,960,000	Federated Tax Free Obligation Money Market Fund	$4,960,000

21,978,697	Wells Fargo National Tax-Free Money Market Fund~	21,978,697

Short-Term Investments (Cost $26,938,697)		26,938,697

Total Investment in Securities (Cost $426,244,494)*	101.45%	$444,645,296

Other Assets and Liabilities, Net	(1.45)	6,339,949

Total Net Assets	100.00%	$438,305,347

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
ªª	This security is currently in default.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is $426,495,283 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$27,920,730
Gross Unrealized Depreciation	(9,770,717)

Net Unrealized Appreciation	$18,150,013

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

NEBRASKA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.75%

Colorado – 0.88%

$600,000	Colorado Health Facilities Authority Steamboat Springs Health Project	5.70%	09/15/2023	$569,610

Minnesota – 1.65%

1,000,000	Minnesota State Iron Range Resources & Rehabilitation MN Revenue Giants Ridge Recreational Area Project	7.25	11/01/2016	1,076,260

Nevada – 0.18%

105,000	Nevada Housing Division Single Family Series A1	5.60	10/01/2007	114,062

New York – 0.24%

150,000	City of New York NY Series B	7.25	10/01/2005	152,264

Puerto Rico – 3.55%

1,000,000	Puerto Rico Commonwealth Series C	5.00	07/01/2028	1,123,130

1,000,000	Puerto Rico Municipal Finance Agency Series A	5.75	08/01/2011	1,178,040

				2,301,170

Nebraska – 92.25%

1,500,000	City of Lincoln NE	5.00	09/01/2018	1,602,194

500,000	City of Lincoln NE	5.30	08/15/2009	512,684

1,200,000	City of Lincoln NE Pre-refunded Series A	5.30	09/01/2009	1,232,735

1,250,000	City of Lincoln NE Series A	5.38	08/15/2014	1,403,038

1,000,000	City of Lincoln NE Tax Supported Antelope Valley Project	5.00	09/15/2016	1,090,820

300,000	City of Lincoln NE Un-refunded Balance Series A	5.30	09/01/2009	308,016

1,100,000	City of Lincoln NE	5.00	08/15/2017	1,193,863

2,000,000	Dodge County School District No. 1 NE	5.50	12/15/2020	2,219,480

1,000,000	Douglas County NE Omaha Henry Doorly Zoo Project	5.88	09/01/2014	1,110,780

1,500,000	Douglas County School District No. 1 NE Series B	5.00	12/15/2018	1,614,135

1,000,000	Fremont NE Series B	5.00	10/15/2021	1,047,780

500,000	Grand Island Nebraska	5.60	04/01/2006	533,425

500,000	Grand Island Nebraska	5.75	04/01/2007	534,360

1,000,000	Grand Island Nebraska System	5.13	08/15/2016	1,096,790

1,000,000	Lancaster County Hospital Authority No. 1 NE Series A Bryan Memorial Hospital	5.10	06/01/2010	1,090,480

2,520,000	Lancaster County Hospital Authority Series A Bryanlgh Medical Center Project	5.50	06/01/2020	2,741,054

600,000	Lancaster County School District No. 1 NE Lincoln Public Schools	5.00	07/15/2011	675,234

1,000,000	Lancaster County School District No. 1 NE Lincoln Public Schools	5.25	07/15/2019	1,089,810

1,750,000	Lancaster County School District No. 1 NE Lincoln Public Schools	5.25	01/15/2022	1,884,295

745,000	Lincoln-Lancaster County Public Building Commission NE Tax Supported Lease Rental	5.80	10/15/2018	845,851

500,000	Lincoln-Lancaster County Public Building Commission NE Tax Supported Lease Rental Revenue	5.25	10/15/2008	564,615

1,000,000	Madison County Hospital Authority No. 1 NE Faith Regional Health Services Project Radian Insured	5.50	07/01/2021	1,056,260

575,000	Nebraska Educational Finance Authority	5.00	04/01/2016	616,199

500,000	Nebraska Educational Telecommunications Commission NE DTV Project	6.00	02/01/2007	564,610

1,250,000	Nebraska Educational Telecommunications Commission NE DTV Project	6.00	02/01/2010	1,452,050

1,000,000	Nebraska Investment Finance Authority Children’s Healthcare Services	5.00	08/15/2011	1,079,540

TAX-FREE FUNDS	PORTFOLIO OF INVESTMENTS — JUNE 30, 2003

NEBRASKA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Nebraska (continued)

$500,000	Nebraska Investment Finance Authority Father Flanagan’s Boys Home	5.00%	07/01/2003	$500,055

75,000	Nebraska Investment Finance Authority Series A1	5.40	09/01/2003	75,105

625,000	Nebraska Investment Finance Authority Series C	5.65	03/01/2028	643,800

1,440,000	Nebraska Investment Finance Authority Series C	6.30	09/01/2020	1,551,874

930,000	Nebraska Investment Finance Authority Series E	5.90	09/01/2024	976,984

1,855,000	Nebraska Investment Finance Authority Series E	5.95	09/01/2031	1,939,477

100,000	Nebraska Public Power District Revenue	5.25	01/01/2009	112,309

675,000	Nebraska Public Power District Revenue Series B	5.00	01/01/2017	732,375

1,000,000	Nebraska Public Power District Series A	5.25	01/01/2008	1,127,330

1,020,000	Nebraska Public Power District Series A	5.25	01/01/2012	1,149,734

1,000,000	Nebraska Public Power District Series A	5.13	01/01/2019	1,065,760

500,000	Omaha Impound Facilities Corporation NE	5.55	08/01/2014	522,540

1,000,000	Omaha NE Downtown Northeast Redevelopment Project	6.00	11/01/2014	1,102,750

865,000	Omaha NE Riverfront Redevelopment Project Series A	5.50	02/01/2017	978,107

350,000	Omaha Nebraska	5.13	11/15/2009	402,885

500,000	Omaha Nebraska	5.25	12/01/2012	566,590

1,000,000	Omaha Nebraska	5.00	11/01/2014	1,126,800

1,000,000	Omaha Nebraska Facilities	5.50	01/01/2012	1,141,590

2,000,000	Omaha Nebraska Facilities	5.50	01/01/2014	2,249,300

415,000	Omaha Nebraska Series A	6.50	12/01/2014	534,072

250,000	Omaha Parking Facilities Corporation NE Omaha Park Seven Project Series A	5.50	05/01/2016	270,940

475,000	Omaha Parking Facilities Corporation NE Park Four & Five Projects	5.20	09/15/2009	521,127

500,000	Omaha Parking Facilities Corporation NE Park Four & Five Projects	5.70	09/15/2015	550,705

1,000,000	Omaha Public Power District NE Series A	5.20	02/01/2022	1,054,330

1,000,000	Omaha Public Power District NE Series A	5.40	02/01/2006	1,098,280

500,000	Omaha Public Power District NE Series B	5.60	02/01/2012	510,960

2,500,000	Omaha Public Power District NE Series C	5.50	02/01/2014	2,946,350

250,000	Omaha Public Power District NE Series C	5.50	02/01/2010	289,473

1,000,000	University of Nebraska Facilities Corporation Deferred Maintenance Project	5.25	07/15/2011	1,128,380

700,000	University of Nebraska Facilities Corporation Medical Center Project	5.45	07/01/2005	752,332

1,000,000	University of Nebraska Facilities Corporation Memorial Stadium Improvement	4.95	11/01/2009	1,031,820

740,000	University of Nebraska Kearney Students Fees & Facilities	5.75	07/01/2020	775,313

800,000	University of Nebraska Lincoln Parking Project	5.80	06/01/2020	873,848

275,000	University of Nebraska Student Fees & Facilities Kearney Project	5.15	07/01/2009	275,472

				59,738,865

Total Municipal Bonds (Cost $59,562,715)				63,952,231

PORTFOLIO OF INVESTMENTS — JUNE 30, 2003	TAX-FREE FUNDS

NEBRASKA TAX-FREE FUND

Shares	Security Name	Value

Short-Term Investment – 0.03%

17,880	Wells Fargo National Tax-Free Money Market Trust~	$17,880

Total Short-Term Investment (Cost $17,880)		17,880

Short-Term Investment – 0.03%

Total Investment in Securities (Cost $59,580,595)*	98.78%	$63,970,111

Other Assets and Liabilities, Net	1.22	790,016

Total Net Assets	100.00%	$64,760,128

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund.
The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $59,580,595 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$4,403,250
Gross Unrealized Depreciation	(13,734)

Net Unrealized Appreciation	$4,389,516

The accompanying notes are an integral part of these financial statements.

TAX-FREE FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2003

	California Limited Term Tax-Free	California Tax-Free

ASSETS

INVESTMENTS:
In securities, at market value (see cost below)	$145,938,562	$619,782,706

TOTAL IN SECURITIES, AT MARKET VALUE	$145,938,562	$619,782,706

Cash	51,987	51,139
Receivable for dividends and interest and other receivables	1,621,537	8,186,274
Receivable for investments sold	5,222,331	9,766,881
Receivable for Fund shares issued	2,785,829	772,291

TOTAL ASSETS	155,620,246	638,559,291

LIABILITIES
Payable for investments purchased	4,721,738	12,231,525
Dividends Payable	62,008	778,072
Payable for Fund shares redeemed	485,693	1,045,195
Payable to investment advisor and affiliates	64,307	249,043
Payable to other related parties(1)	32,424	240,584
Accrued expenses and other liabilities	48,030	62,847
TOTAL LIABILITIES	5,414,200	14,607,266

TOTAL NET ASSETS	$150,206,046	$623,952,025

NET ASSETS CONSIST OF:

Paid-in capital	$146,565,527	$575,259,616
Undistributed net investment income (loss)	(57)	64
Undistributed net realized gain (loss) on investments and foreign currency transactions and futures	683,090	3,930,231
Net unrealized appreciation (depreciation) of investments	2,957,486	44,762,114

TOTAL NET ASSETS	$150,206,046	$623,952,025

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	$99,567,694	$398,185,771
Shares outstanding – Class A	9,270,092	34,420,654
Net asset value per share – Class A	$10.74	$11.57
Maximum offering price per share – Class A(2)	$11.25	$12.12
Net Assets – Class B	N/A	$140,419,316
Shares outstanding – Class B	N/A	11,907,678
Net asset value and offering price per share – Class B	N/A	$11.79
Net Assets – Class C	$11,300,504	$46,665,642
Shares outstanding – Class C	1,052,465	3,956,879
Net asset value per share – Class C	$10.74	$11.79
Maximum offering price per share – Class C(3)	$10.74	$11.91
Net Assets – Institutional Class	$39,337,848	$38,681,296
Shares outstanding – Institutional Class	3,720,706	3,337,331
Net asset value and offering price per share – Institutional Class	$10.57	$11.59

INVESTMENTS AT COST (NOTE 10)	$142,981,076	$575,020,592

(1)	Other related parties include the Funds’ trustees and distributor.
(2)	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(3)	Maximum offering price is computed as 100/99.00 of net asset value, except for California Limited Tax-Free Fund.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2003	TAX-FREE FUNDS

Colorado Tax-Free	Minnesota Tax-Free	National Limited Term Tax-Free	National Tax-Free	Nebraska Tax-Free

$124,271,356	$245,786,888	$150,797,098	$444,645,296	$63,970,111

$124,271,356	$245,786,888	$150,797,098	$444,645,296	$63,970,111

56,272	49,998	49,999	51,184	50,000
1,548,049	4,056,608	1,786,470	6,136,818	1,057,430
0	0	0	264,490	0
604,230	288,285	638,200	1,071,458	0

126,479,907	250,181,779	153,271,767	452,169,246	65,077,541

0	0	0	12,062,335	0
266,269	584,207	269,383	1,050,871	191,889
111,053	447,058	48,727	274,884	2,000
54,870	107,060	66,794	188,400	37,803
26,769	29,509	2,420	78,835	2,350
45,894	68,005	49,067	208,574	83,371
504,855	1,235,839	436,391	13,863,899	317,413

$125,975,052	$248,945,940	$152,835,376	$438,305,347	$64,760,128

$118,850,170	$232,443,291	$147,978,420	$430,091,780	$60,082,069
34,476	(9,148)	(56,368)	501,417	(3)
(1,022,227)	(1,319,533)	(794,310)	(10,688,652)	288,546
8,112,633	17,831,330	5,707,634	18,400,802	4,389,516

$125,975,052	$248,945,940	$152,835,376	$438,305,347	$64,760,128

$59,877,099	$41,484,500	N/A	$113,615,910	N/A
5,439,478	3,681,843	N/A	10,789,336	N/A
$11.01	$11.27	N/A	$10.53	N/A
$11.53	$11.80	N/A	$11.03	N/A
$14,368,076	$22,011,632	N/A	$48,539,847	N/A
1,303,413	1,953,568	N/A	4,608,756	N/A
$11.02	$11.27	N/A	$10.53	N/A
N/A	N/A	N/A	$15,160,701	N/A
N/A	N/A	N/A	1,440,060	N/A
N/A	N/A	N/A	$10.53	N/A
N/A	N/A	N/A	$10.64	N/A
$51,729,877	$185,449,808	$152,835,376	$260,988,889	$64,760,128
4,698,589	16,461,638	13,783,715	24,779,742	6,203,840
$11.01	$11.27	$11.09	$10.53	$10.44

$116,158,723	$227,955,558	$145,089,464	$426,244,494	$59,580,595

TAX-FREE FUNDS	STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED JUNE 30, 2003

	California Limited Term Tax-Free	California Tax-Free

INVESTMENT INCOME
Dividends	$22,642	$990,693
Interest	3,377,137	32,035,770

TOTAL INVESTMENT INCOME	3,399,779	33,026,463

EXPENSES
Advisory fees	432,262	2,526,203
Administration fees	247,066	1,558,123
Custody fees	21,612	126,310
Shareholder servicing fees	228,344	1,462,629
Portfolio accounting fees	56,372	87,579
Distribution fees
Class B	N/A	1,086,591
Class C	33,440	355,194
Legal and audit fees	24,729	35,079
Registration fees	7,516	26,406
Directors’ fees	5,307	5,307
Shareholder reports	2,300	25,994
Other	3,021	7,423

TOTAL EXPENSES	1,061,969	7,302,838

LESS:
Waived fees and reimbursed expenses (Note 8)	(183,453)	(970,235)
Net expenses	878,516	6,332,603

NET INVESTMENT INCOME (LOSS)	2,521,263	26,693,860

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
Securities	722,015	6,106,413

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	722,015	6,106,413

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	1,421,608	11,711,691

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	1,421,608	11,711,691

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,143,623	17,818,104

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,664,886	$44,511,964

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED JUNE 30, 2003	TAX-FREE FUNDS

Colorado Tax-Free	Minnesota Tax-Free	National Limited Term Tax-Free	National Tax-Free	Nebraska Tax-Free

$202,809	$24,362	$16,104	$1,508,805	$5,293
6,432,009	12,971,265	4,566,748	24,155,428	3,206,944

6,634,818	12,995,627	4,582,852	25,664,233	3,212,237

495,212	1,032,543	471,252	1,844,173	329,217
268,487	528,973	238,999	981,155	126,722
24,760	51,626	23,563	92,209	13,169
184,492	163,172	0	459,970	0
61,140	66,350	47,752	80,793	39,839

102,606	163,585	N/A	385,574	N/A
N/A	N/A	N/A	101,449	N/A
28,564	32,511	25,513	33,270	32,453
12,563	9,784	16,082	72,395	6,588
5,307	5,307	5,307	5,307	5,307
4,528	3,695	2,828	17,672	2,439
4,639	4,325	3,963	22,731	13,907

1,192,298	2,061,871	835,259	4,096,698	569,641

(224,476)	(241,346)	(127,932)	(416,239)	(29,446)
967,822	1,820,525	707,327	3,680,459	540,195

5,666,996	11,175,102	3,875,525	21,983,774	2,672,042

1,882,219	1,499,724	691,434	7,554,465	365,130

1,882,219	1,499,724	691,434	7,554,465	365,130

2,631,290	8,176,692	3,175,312	2,646,498	1,974,365

2,631,290	8,176,692	3,175,312	2,646,498	1,974,365

4,513,509	9,676,416	3,866,746	10,200,963	2,339,495

$10,180,505	$20,851,518	$7,742,271	$32,184,737	$5,011,537

TAX-FREE FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	CALIFORNIA LIMITED TERM TAX-FREE
	For the Year Ended June 30, 2003	For the Year Ended June 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$82,365,726	$51,094,208

OPERATIONS:
Net investment income (loss)	2,521,263	1,829,761
Net realized gain (loss) on sale of investments	722,015	48,468
Net change in unrealized appreciation (depreciation) of investments	1,421,608	1,080,243

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,664,886	2,958,472

Distributions to shareholders:
Net investment income
Class A	(2,040,598)	(1,569,792)
Class B	N/A	N/A
Class C	(62,751)	N/A
Institutional Class	(417,918)	(260,023)
Net realized gain on sales of investments
Class A	0	(123,567)
Class B	N/A	N/A
Class C	0	N/A
Institutional Class	0	(23,316)

Capital shares transactions:
Proceeds from shares sold – Class A	74,517,970	46,685,001
Reinvestment of dividends – Class A	1,486,541	1,357,434
Cost of shares redeemed – Class A	(48,368,740)	(24,928,258)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	27,635,771	23,114,177

Proceeds from shares sold – Class B	N/A	N/A
Reinvestment of dividends – Class B	N/A	N/A
Cost of shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	N/A	N/A

Proceeds from shares sold – Class C	12,562,570	N/A
Reinvestment of dividends – Class C	41,682	N/A
Cost of shares redeemed – Class C	(1,367,289)	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	11,236,963	N/A

Proceeds from shares sold – Institutional Class	37,715,504	9,215,582
Reinvestment of dividends – Institutional Class	210,549	91,707
Cost of shares redeemed – Institutional Class	(11,102,086)	(2,131,722)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	26,823,967	7,175,567

NET INCREASE (DECREASE) IN NET ASSETS	67,840,320	31,271,518

NET ASSETS:

ENDING NET ASSETS	$150,206,046	$82,365,726

Shares Issued and Redeemed:
Shares sold – Class A	6,987,295	4,471,582
Shares issued in reinvestment of dividends – Class A	139,515	130,151
Shares redeemed – Class A	(4,535,645)	(2,390,272)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	2,591,165	2,211,461

Shares sold – Class B	N/A	N/A
Shares issued in reinvestment of dividends – Class B	N/A	N/A
Shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	N/A	N/A

Shares sold – Class C	1,176,279	N/A
Shares issued in reinvestment of dividends – Class C	3,900	N/A
Shares redeemed – Class C	(127,714)	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	1,052,465	N/A

Shares sold – Institutional Class	3,576,433	895,255
Shares issued in reinvestment of dividends – Institutional Class	20,027	8,938
Shares redeemed – Institutional Class	(1,058,196)	(207,208)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	2,538,264	696,985

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(57)	$(53)

(1)	See Footnote 11

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	TAX-FREE FUNDS

CALIFORNIA TAX-FREE		COLORADO TAX-FREE		MINNESOTA TAX-FREE(1)
For the Year Ended June 30, 2003	For the Year Ended June 30, 2002	For the Year Ended June 30, 2003	For the Year Ended June 30, 2002	For the Year Ended June 30, 2003	For the Year Ended June 30, 2002

$622,340,129	$593,522,218	$121,322,286	$105,989,828	$254,220,949	$78,774,949

26,693,860	28,637,750	5,666,996	5,866,568	11,175,102	8,929,546
6,106,413	559,772	1,882,219	747,386	1,499,724	520,664
11,711,691	4,224,898	2,631,290	1,408,655	8,176,692	377,529

44,511,964	33,422,420	10,180,505	8,022,609	20,851,518	9,827,739

(18,173,531)	(18,180,094)	(2,756,764)	(2,776,798)	(1,855,853)	(1,811,422)
(5,508,532)	(5,752,532)	(521,752)	(468,531)	(764,822)	(832,938)
(1,796,427)	(1,545,519)	N/A	0	N/A	N/A
(2,082,275)	(2,249,711)	(2,372,984)	(2,585,999)	(8,554,378)	(6,262,077)

(1,108,246)	(2,043,131)	0	0	0	0
(408,641)	(782,096)	0	0	0	0
(131,616)	(211,553)	N/A	N/A	N/A	N/A
(125,047)	(253,440)	0	0	0	0

60,787,408	61,148,282	13,133,324	13,010,830	11,447,926	8,550,229
12,017,086	12,662,762	1,811,900	1,675,275	1,277,945	1,203,190
(71,173,049)	(67,973,789)	(15,401,719)	(5,852,194)	(13,447,018)	(4,164,174)

1,631,445	5,837,255	(456,495)	8,833,911	(721,147)	5,589,245

19,935,424	34,865,598	3,559,080	3,545,908	5,732,183	5,447,212
4,296,587	4,856,771	353,487	308,563	577,649	634,364
(33,754,524)	(31,231,829)	(2,573,946)	(1,718,121)	(5,436,064)	(5,552,144)

(9,522,513)	8,490,540	1,338,621	2,136,350	873,768	529,432

14,894,975	22,931,164	N/A	N/A	N/A	N/A
1,322,981	1,291,813	N/A	N/A	N/A	N/A
(16,695,402)	(7,652,156)	N/A	N/A	N/A	N/A

(477,446)	16,570,821	N/A	N/A	N/A	N/A

6,612,921	2,621,520	13,272,472	14,023,670	27,778,538	192,517,027
406,898	464,726	132,163	139,453	1,069,076	699,582
(12,217,058)	(7,571,295)	(14,163,000)	(11,992,207)	(43,951,709)	(24,810,588)

(5,197,239)	(4,485,049)	(758,365)	2,170,916	(15,104,095)	168,406,021

1,611,896	28,817,911	4,652,766	15,332,458	(5,275,009)	175,446,000

$623,952,025	$622,340,129	$125,975,052	$121,322,286	$248,945,940	$254,220,949

5,306,051	5,394,747	1,204,943	1,234,305	1,032,283	793,081
1,049,153	1,117,982	165,892	158,548	115,135	111,490
(6,204,695)	(5,995,739)	(1,410,274)	(558,106)	(1,209,048)	(386,189)

150,509	516,990	(39,439)	834,747	(61,630)	518,382

1,704,045	3,007,833	325,882	335,952	516,214	503,644
368,043	420,830	32,316	29,162	52,037	58,784
(2,893,835)	(2,700,514)	(234,746)	(162,982)	(488,197)	(515,319)

(821,747)	728,149	123,452	202,132	80,054	47,109

1,273,925	1,979,391	N/A	N/A	N/A	N/A
113,318	111,993	N/A	N/A	N/A	N/A
(1,429,062)	(664,716)	N/A	N/A	N/A	N/A

(41,819)	1,426,668	N/A	N/A	N/A	N/A

575,226	231,033	1,218,396	1,322,814	2,499,870	17,747,962
35,499	41,046	12,107	13,188	96,208	64,960
(1,064,454)	(671,339)	(1,300,266)	(1,139,939)	(3,965,190)	(2,311,035)

(453,729)	(399,260)	(69,763)	196,063	(1,369,112)	15,501,887

$64	$866,969	$34,476	$24,474	$(9,148)	$(27,515)

TAX-FREE FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	NATIONAL LIMITED TERM TAX-FREE
	For the Year Ended June 30, 2003	For the Year Ended June 30, 2003

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$85,370,759	$62,111,142

OPERATIONS:
Net investment income (loss)	3,875,525	2,740,888
Net realized gain (loss) on sale of investments	691,434	80,966
Net change in unrealized appreciation (depreciation) of investments	3,175,312	1,386,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,742,271	4,208,043

Distributions to shareholders:
Net investment income
Class A	N/A	N/A
Class B	N/A	N/A
Class C	N/A	N/A
Institutional Class	(3,875,527)	(2,740,889)
Net realized gain on sales of investments
Class A	N/A	N/A
Class B	N/A	N/A
Class C	N/A	N/A
Institutional Class	0	0

Capital shares transactions:
Proceeds from shares sold – Class A	N/A	N/A
Reinvestment of dividends – Class A	N/A	N/A
Cost of shares redeemed – Class A	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	N/A	N/A

Proceeds from shares sold – Class B	N/A	N/A
Reinvestment of dividends – Class B	N/A	N/A
Cost of shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	N/A	N/A

Proceeds from shares sold – Class C	N/A	N/A
Reinvestment of dividends – Class C	N/A	N/A
Cost of shares redeemed – Class C	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	N/A	N/A

Proceeds from shares sold – Institutional Class	97,744,021	40,716,789
Reinvestment of dividends – Institutional Class	921,800	591,356
Cost of shares redeemed – Institutional Class	(35,067,948)	(19,515,682)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	63,597,873	21,792,463

NET INCREASE (DECREASE) IN NET ASSETS	67,464,617	23,259,617

NET ASSETS:

ENDING NET ASSETS	$152,835,376	$85,370,759

Shares Issued and Redeemed:	—
Shares sold – Class A	N/A	N/A
Shares issued in reinvestment of dividends – Class A	N/A	N/A
Shares redeemed – Class A	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	N/A	N/A

Shares sold – Class B	N/A	N/A
Shares issued in reinvestment of dividends – Class B	N/A	N/A
Shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	N/A	N/A

Shares sold – Class C	N/A	N/A
Shares issued in reinvestment of dividends – Class C	N/A	N/A
Shares redeemed – Class C	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	N/A	N/A

Shares sold – Institutional Class	8,953,137	3,833,460
Shares issued in reinvestment of dividends – Institutional Class	84,236	55,667
Shares redeemed – Institutional Class	(3,211,621)	(1,835,191)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING—INSTITUTIONAL CLASS	5,825,752	2,053,936

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(56,368)	$(56,366)

(1)	See Footnote 11

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	TAX-FREE FUNDS

NATIONAL TAX-FREE(1)		NEBRASKA TAX-FREE
For the Year Ended June 30, 2003	For the Year Ended June 30, 2002	For the Year Ended June 30, 2003	For the Year Ended June 30, 2002

$477,668,150	$414,999,704	$66,453,213	$64,929,000

21,983,774	22,317,730	2,672,042	2,770,925
7,554,465	724,526	365,130	555,906
2,646,498	2,977,809	1,974,365	299,512

32,184,737	26,020,065	5,011,537	3,626,343

(5,556,071)	(4,651,158)	N/A	N/A
(2,012,737)	(1,426,110)	N/A	N/A
(525,813)	(459,961)	N/A	N/A
(13,565,555)	(15,646,092)	(2,672,044)	(2,770,925)

0	0	N/A	N/A
0	0	N/A	N/A
0	0	N/A	N/A
0	0	(556,867)	(161,376)

46,430,317	71,223,066	N/A	N/A
3,532,856	3,110,180	N/A	N/A
(59,535,947)	(32,007,292)	N/A	N/A

(9,572,774)	42,325,954	N/A	N/A

5,765,108	27,949,927	N/A	N/A
1,317,072	990,296	N/A	N/A
(11,462,678)	(5,965,225)	N/A	N/A

(4,380,498)	22,974,998	N/A	N/A

5,633,675	6,837,067	N/A	N/A
282,912	272,598	N/A	N/A
(2,368,116)	(5,103,104)	N/A	N/A

3,548,471	2,006,561	N/A	N/A

38,235,960	47,438,393	2,987,541	5,048,287
1,578,214	1,067,312	133,015	88,902
(79,296,737)	(56,981,516)	(6,596,267)	(4,307,018)

(39,482,563)	(8,475,811)	(3,475,711)	830,171

(39,362,803)	62,668,446	(1,693,085)	1,524,213

$438,305,347	$477,668,150	$64,760,128	$66,453,213

4,447,750	6,951,887	N/A	N/A
337,888	302,173	N/A	N/A
(5,699,062)	(3,113,917)	N/A	N/A

(913,424)	4,140,143	N/A	N/A

550,490	2,742,689	N/A	N/A
125,967	96,171	N/A	N/A
(1,096,136)	(578,828)	N/A	N/A

(419,679)	2,260,032	N/A	N/A

538,544	662,141	N/A	N/A
27,057	26,446	N/A	N/A
(227,643)	(499,005)	N/A	N/A

337,958	189,582	N/A	N/A

3,662,213	4,623,024	289,394	500,157
151,382	103,626	12,912	8,809
(7,599,131)	(5,544,050)	(638,248)	(424,197)

(3,785,536)	(817,400)	(335,942)	84,769

$501,417	$74,015	$(3)	$(1)

TAX-FREE FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (loss)	Net Realized and Unrealized Gain (loss) on Investments	Dividends From Net Investment Income

CALIFORNIA LIMITED TERM TAX-FREE FUND

A SHARES
July 1, 2002 to June 30, 2003	$10.50	0.25	0.24	(0.25)
July 1, 2001 to June 30, 2002	$10.33	0.31	0.20	(0.31)
July 1, 2000 to June 30, 2001	$10.14	0.41	0.19	(0.41)
July 1, 1999 to June 30, 2000	$10.23	0.40	(0.04)	(0.40)
July 1, 1998 to June 30, 1999	$10.44	0.39	(0.09)	(0.39)

C SHARES
August 30, 2002(3) to June 30, 2003	$10.63	0.13	0.11	(0.13)

INSTITUTIONAL SHARES
July 1, 2002 to June 30, 2003	$10.34	0.27	0.23	(0.27)
July 1, 2001 to June 30, 2002	$10.17	0.32	0.20	(0.32)
July 1, 2000 to June 30, 2001	$9.98	0.42	0.19	(0.42)
July 1, 1999 to June 30, 2000	$10.07	0.41	(0.04)	(0.41)
July 1, 1998 to June 30, 1999	$10.27	0.39	(0.08)	(0.39)

CALIFORNIA TAX-FREE FUND

A SHARES
July 1, 2002 to June 30, 2003	$11.29	0.51	0.33	(0.53)
July 1, 2001 to June 30, 2002	$11.24	0.55	0.10	(0.54)
July 1, 2000 to June 30, 2001	$10.77	0.54	0.47	(0.54)
July 1, 1999 to June 30, 2000	$11.00	0.52	(0.20)	(0.52)
July 1, 1998 to June 30, 1999	$11.38	0.51	(0.23)	(0.51)

B SHARES
July 1, 2002 to June 30, 2003	$11.51	0.42	0.33	(0.44)
July 1, 2001 to June 30, 2002	$11.46	0.48	0.09	(0.46)
July 1, 2000 to June 30, 2001	$10.97	0.46	0.49	(0.46)
July 1, 1999 to June 30, 2000	$11.22	0.45	(0.22)	(0.45)
July 1, 1998 to June 30, 1999	$11.60	0.44	(0.23)	(0.44)

C SHARES
July 1, 2002 to June 30, 2003	$11.51	0.43	0.32	(0.44)
July 1, 2001 to June 30, 2002	$11.46	0.47	0.10	(0.46)
July 1, 2000 to June 30, 2001	$10.97	0.46	0.49	(0.46)
July 1, 1999 to June 30, 2000	$11.22	0.45	(0.22)	(0.45)
July 1, 1998 to June 30, 1999	$11.60	0.44	(0.23)	(0.44)

INSTITUTIONAL SHARES
July 1, 2002 to June 30, 2003	$11.32	0.53	0.32	(0.55)
July 1, 2001 to June 30, 2002	$11.27	0.57	0.10	(0.56)
July 1, 2000 to June 30, 2001	$10.79	0.56	0.48	(0.56)
July 1, 1999 to June 30, 2000	$11.03	0.54	(0.21)	(0.54)
July 1, 1998 to June 30, 1999	$11.40	0.52	(0.22)	(0.52)

COLORADO TAX-FREE FUND

A SHARES
July 1, 2002 to June 30, 2003	$10.61	0.50	0.40	(0.50)
July 1, 2001 to June 30, 2002	$10.39	0.53	0.22	(0.53)
July 1, 2000 to June 30, 2001	$9.83	0.55	0.56	(0.55)
July 1, 1999 to June 30, 2000	$10.30	0.54	(0.46)	(0.54)
June 1, 1999 to June 30, 1999(4)	$10.55	0.04	(0.25)	(0.04)
June 1, 1998 to May 31, 1999	$10.69	0.51	(0.10)	(0.51)

B SHARES
July 1, 2002 to June 30, 2003	$10.63	0.42	0.39	(0.42)
July 1, 2001 to June 30, 2002	$10.41	0.45	0.22	(0.45)
July 1, 2000 to June 30, 2001	$9.85	0.48	0.56	(0.48)
July 1, 1999 to June 30, 2000	$10.31	0.46	(0.45)	(0.46)
June 1, 1999 to June 30, 1999(4)	$10.56	0.04	(0.25)	(0.04)
June 1, 1998 to May 31, 1999	$10.71	0.43	(0.11)	(0.43)

TAX-FREE FUNDS

Distributions From Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return(2)	Portfolio Turnover Rate	Net Assets at End of Period (000’s Omitted)
		Net Investment Income (loss)	Net Expenses	Gross Expenses(1)

0.00	$10.74	2.35%	0.81%	0.99%	4.74%	64%	$99,568
(0.03)	$10.50	2.97%	0.75%	1.24%	5.00%	34%	$70,142
0.00	$10.33	3.90%	0.75%	1.12%	6.01%	49%	$46,157
(0.05)	$10.14	3.98%	0.75%	1.31%	3.67%	60%	$34,015
(0.12)	$10.23	3.70%	0.75%	1.42%	2.84%	68%	$41,299

0.00	$10.74	1.39%	1.60%	1.79%	2.26%	52%	$11,301

0.00	$10.57	2.49%	0.60%	0.72%	4.93%	52%	$39,338
(0.03)	$10.34	3.12%	0.60%	0.85%	5.19%	34%	$12,224
0.00	$10.17	4.12%	0.60%	0.76%	6.20%	49%	$4,937
(0.05)	$9.98	4.07%	0.63%	1.07%	3.79%	60%	$4,474
(0.12)	$10.07	3.75%	0.70%	1.30%	2.96%	68%	$7,633

(0.03)	$11.57	4.60%	0.79%	0.95%	7.77%	34%	$398,186
(0.06)	$11.29	4.86%	0.77%	0.90%	5.67%	31%	$386,927
0.00	$11.24	4.82%	0.77%	0.90%	9.53%	52%	$379,359
(0.03)	$10.77	4.89%	0.77%	1.01%	3.10%	35%	$385,746
(0.15)	$11.00	4.45%	0.77%	1.10%	2.38%	17%	$461,574

(0.03)	$11.79	3.81%	1.54%	1.71%	6.87%	33%	$140,419
(0.06)	$11.51	3.95%	1.52%	1.66%	4.88%	31%	$146,487
0.00	$11.46	4.06%	1.51%	1.63%	8.81%	52%	$137,484
(0.03)	$10.97	4.16%	1.50%	1.74%	2.21%	35%	$116,376
(0.15)	$11.22	3.74%	1.47%	1.84%	1.69%	17%	$129,699

(0.03)	$11.79	3.80%	1.54%	1.68%	6.87%	33%	$46,666
(0.06)	$11.51	3.94%	1.52%	1.64%	4.87%	31%	$46,013
0.00	$11.46	4.04%	1.52%	1.62%	8.81%	52%	$29,468
(0.03)	$10.97	4.15%	1.50%	1.73%	2.21%	35%	$16,959
(0.15)	$11.22	3.71%	1.47%	1.81%	1.69%	17%	$22,251

(0.03)	$11.59	4.82%	0.57%	0.65%	7.90%	33%	$38,681
(0.06)	$11.32	4.88%	0.60%	0.62%	5.85%	31%	$42,913
0.00	$11.27	4.99%	0.60%	0.60%	9.80%	52%	$47,211
(0.03)	$10.79	5.02%	0.63%	0.80%	3.16%	35%	$47,263
(0.15)	$11.03	4.50%	0.72%	1.01%	2.46%	17%	$73,625

0.00	$11.01	4.60%	0.77%	0.99%	8.62%	37%	$59,877
0.00	$10.61	5.01%	0.60%	0.96%	7.34%	28%	$58,152
0.00	$10.39	5.36%	0.60%	0.96%	11.54%	37%	$48,274
(0.01)	$9.83	5.43%	0.60%	1.03%	0.87%	106%	$39,280
0.00	$10.30	4.94%	0.60%	1.08%	(1.97)%	11%	$39,066
(0.04)	$10.55	4.71%	0.60%	1.02%	3.79%	77%	$39,958

0.00	$11.02	3.83%	1.52%	1.76%	7.70%	35%	$14,368
0.00	$10.63	4.25%	1.35%	1.77%	6.53%	28%	$12,540
0.00	$10.41	4.58%	1.35%	1.77%	10.69%	37%	$10,177
(0.01)	$9.85	4.65%	1.35%	1.89%	0.22%	106%	$6,842
0.00	$10.31	4.17%	1.35%	2.08%	(2.03)%	11%	$10,959
(0.04)	$10.56	3.96%	1.35%	2.03%	2.92%	77%	$10,909

TAX-FREE FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income

INSTITUTIONAL SHARES
July 1, 2002 to June 30, 2003	$10.62	0.52	0.39	(0.52)
July 1, 2001 to June 30, 2002	$10.40	0.53	0.22	(0.53)
July 1, 2000 to June 30, 2001	$9.84	0.55	0.56	(0.55)
July 1, 1999 to June 30, 2000	$10.30	0.54	(0.45)	(0.54)
June 1, 1999 to June 30, 1999(4)	$10.55	0.04	(0.25)	(0.04)
June 1, 1998 to May 31, 1999	$10.69	0.51	(0.10)	(0.51)

MINNESOTA TAX-FREE FUND

A SHARES
July 1, 2002 to June 30, 2003	$10.84	0.47	0.43	(0.47)
July 1, 2001 to June 30, 2002	$10.67	0.52	0.17	(0.52)
July 1, 2000 to June 30, 2001	$10.18	0.54	0.49	(0.54)
July 1, 1999 to June 30, 2000	$10.74	0.53	(0.55)	(0.53)
June 1, 1999 to June 30, 1999(4)	$10.96	0.04	(0.22)	(0.04)
June 1, 1998 to May 31, 1999	$11.05	0.51	(0.08)	(0.51)

B SHARES
July 1, 2002 to June 30, 2003	$10.84	0.39	0.43	(0.39)
July 1, 2001 to June 30, 2002	$10.67	0.44	0.17	(0.44)
July 1, 2000 to June 30, 2001	$10.18	0.46	0.49	(0.46)
July 1, 1999 to June 30, 2000	$10.74	0.46	(0.55)	(0.46)
June 1, 1999 to June 30, 1999(4)	$10.96	0.04	(0.22)	(0.04)
June 1, 1998 to May 31, 1999	$11.05	0.43	(0.08)	(0.43)

INSTITUTIONAL SHARES
July 1, 2002 to June 30, 2003	$10.84	0.49	0.43	(0.49)
July 1, 2001 to June 30, 2002	$10.67	0.52	0.17	(0.52)
July 1, 2000 to June 30, 2001	$10.18	0.54	0.49	(0.54)
July 1, 1999 to June 30, 2000	$10.74	0.53	(0.55)	(0.53)
June 1, 1999 to June 30, 1999(4)	$10.96	0.04	(0.22)	(0.04)
June 1, 1998 to May 31, 1999	$11.05	0.52	(0.09)	(0.51)

NATIONAL LIMITED TERM TAX-FREE FUND

INSTITUTIONAL SHARES
July 1, 2002 to June 30, 2003	$10.73	0.37	0.36	(0.37)
July 1, 2001 to June 30, 2002	$10.52	0.43	0.21	(0.43)
July 1, 2000 to June 30, 2001	$10.19	0.46	0.33	(0.46)
July 1, 1999 to June 30, 2000	$10.39	0.47	(0.20)	(0.47)
June 1, 1999 to June 30, 1999(4)	$10.54	0.04	(0.15)	(0.04)
June 1, 1998 to May 31, 1999	$10.59	0.46	(0.04)	(0.47)

FINANCIAL HIGHLIGHTS	TAX-FREE FUNDS

Distributions From Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return(2)	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Net Expenses	Gross Expenses(1)

0.00	$11.01	4.76%	0.60%	0.71%	8.70%	35%	$51,730
0.00	$10.62	5.01%	0.60%	0.70%	7.33%	28%	$50,630
0.00	$10.40	5.38%	0.60%	0.67%	11.54%	37%	$47,538
(0.01)	$9.84	5.42%	0.60%	0.86%	0.97%	106%	$44,161
0.00	$10.30	4.93%	0.60%	1.08%	(1.97)%	11%	$49,101
(0.04)	$10.55	4.71%	0.60%	0.99%	3.79%	77%	$48,926

0.00	$11.27	4.27%	0.77%	0.98%	8.49%	23%	$41,485
0.00	$10.84	4.81%	0.60%	1.03%	6.58%	28%	$40,585
0.00	$10.67	5.11%	0.60%	1.10%	10.32%	18%	$34,424
(0.01)	$10.18	5.23%	0.60%	1.07%	(0.02)%	69%	$29,551
0.00	$10.74	4.71%	0.60%	1.11%	(1.63)%	2%	$37,139
(0.01)	$10.96	4.61%	0.60%	1.03%	3.96%	25%	$38,255

0.00	$11.27	3.51%	1.52%	1.71%	7.68%	22%	$22,012
0.00	$10.84	4.05%	1.35%	1.75%	5.79%	28%	$20,310
0.00	$10.67	4.36%	1.35%	1.81%	9.50%	18%	$19,491
(0.01)	$10.18	4.47%	1.35%	1.93%	(0.76)%	69%	$16,974
0.00	$10.74	3.93%	1.35%	2.11%	(1.69)%	2%	$21,366
(0.01)	$10.96	3.85%	1.35%	2.04%	3.18%	25%	$21,493

0.00	$11.27	4.43%	0.60%	0.65%	8.67%	22%	$185,450
0.00	$10.84	4.78%	0.60%	0.65%	6.58%	28%	$193,327
0.00	$10.67	5.11%	0.60%	0.73%	10.32%	18%	$24,860
(0.01)	$10.18	5.22%	0.60%	0.91%	(0.02)%	69%	$22,451
0.00	$10.74	4.69%	0.60%	1.11%	(1.63)%	2%	$27,197
(0.01)	$10.96	4.62%	0.60%	1.00%	3.96%	25%	$27,261

0.00	$11.09	3.29%	0.60%	0.71%	6.86%	40%	$152,835
0.00	$10.73	3.98%	0.60%	0.76%	6.16%	45%	$85,371
0.00	$10.52	4.39%	0.60%	0.71%	7.89%	57%	$62,111
0.00	$10.19	4.53%	0.61%	0.86%	2.64%	48%	$62,669
0.00	$10.39	4.25%	0.65%	1.12%	(1.08)%	24%	$84,419
0.00	$10.54	4.26%	0.65%	1.04%	3.97%	41%	$88,223

TAX-FREE FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income

NATIONAL TAX-FREE FUND

A SHARES
July 1, 2002 to June 30, 2003	$10.29	0.50	0.23	(0.49)
July 1, 2001 to June 30, 2002	$10.21	0.52	0.08	(0.52)
July 1, 2000 to June 30, 2001	$9.72	0.54	0.49	(0.54)
July 1, 1999 to June 30, 2000	$10.22	0.54	(0.50)	(0.53)
June 1, 1999 to June 30, 1999(4)	$10.44	0.04	(0.22)	(0.04)
June 1, 1998 to May 31, 1999	$10.54	0.52	(0.10)	(0.51)

B SHARES
July 1, 2002 to June 30, 2003	$10.29	0.42	0.23	(0.41)
July 1, 2001 to June 30, 2002	$10.21	0.45	0.08	(0.45)
July 1, 2000 to June 30, 2001	$9.72	0.46	0.49	(0.46)
July 1, 1999 to June 30, 2000	$10.22	0.46	(0.50)	(0.45)
June 1, 1999 to June 30, 1999(4)	$10.44	0.04	(0.22)	(0.04)
June 1, 1998 to May 31, 1999	$10.54	0.44	(0.10)	(0.43)

C SHARES
July 1, 2002 to June 30, 2003	$10.29	0.42	0.23	(0.41)
July 1, 2001 to June 30, 2002	$10.21	0.45	0.08	(0.45)
July 1, 2000 to June 30, 2001	$9.73	0.46	0.48	(0.46)
November 8, 1999(3) to June 30, 2000	$9.79	0.30	(0.06)	(0.30)

INSTITUTIONAL SHARES
July 1, 2002 to June 30, 2003	$10.30	0.52	0.22	(0.51)
July 1, 2001 to June 30, 2002	$10.22	0.55	0.08	(0.55)
July 1, 2000 to June 30, 2001	$9.73	0.56	0.49	(0.56)
July 1, 1999 to June 30, 2000	$10.22	0.55	(0.49)	(0.54)
June 1, 1999 to June 30, 1999(4)	$10.44	0.04	(0.22)	(0.04)
June 1, 1998 to May 31, 1999	$10.54	0.52	(0.10)	(0.51)

NEBRASKA TAX-FREE FUND

INSTITUTIONAL SHARES
July 1, 2002 to June 30, 2003	$10.16	0.42	0.37	(0.42)
July 1, 2001 to June 30, 2002	$10.06	0.43	0.13	(0.43)
September 1, 2000 to June 30, 2001(5)	$9.85	0.36	0.21	(0.36)
September 1, 1999 to August 31, 2000	$9.76	0.42	0.09	(0.42)
September 1, 1998 to August 31, 1999	$10.13	0.42	(0.36)	(0.42)
September 29, 1997(3) to August 31, 1998	$10.00	0.39	0.13	(0.39)

FINANCIAL HIGHLIGHTS	TAX-FREE FUNDS

Distributions From Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return(2)	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Net Expenses	Gross Expenses(1)

0.00	$10.53	4.74%	0.83%	0.95%	7.20%	37%	$113,616
0.00	$10.29	5.09%	0.80%	0.93%	5.92%	39%	$120,439
0.00	$10.21	5.33%	0.80%	0.96%	10.90%	27%	$77,273
(0.01)	$9.72	5.48%	0.75%	0.95%	0.50%	79%	$64,859
0.00	$10.22	5.10%	0.60%	1.02%	(1.69)%	18%	$41,881
(0.01)	$10.44	4.81%	0.60%	0.98%	4.04%	106%	$43,388

0.00	$10.53	3.98%	1.58%	1.70%	6.40%	37%	$48,540
0.00	$10.29	4.34%	1.55%	1.69%	5.13%	39%	$51,754
0.00	$10.21	4.56%	1.55%	1.72%	10.07%	27%	$28,271
(0.01)	$9.72	4.72%	1.48%	1.78%	(0.24)%	79%	$18,367
0.00	$10.22	4.34%	1.35%	2.11%	(1.76)%	18%	$17,878
(0.01)	$10.44	4.05%	1.35%	2.01%	3.26%	106%	$17,973

0.00	$10.53	3.95%	1.58%	1.71%	6.40%	37%	$15,161
0.00	$10.29	4.32%	1.55%	1.68%	5.13%	39%	$11,343
0.00	$10.21	4.55%	1.55%	1.73%	9.96%	27%	$9,319
0.00	$9.73	4.75%	1.55%	1.68%	2.50%	79%	$5,572

0.00	$10.53	4.97%	0.60%	0.67%	7.34%	37%	$260,989
0.00	$10.30	5.30%	0.60%	0.63%	6.24%	39%	$294,132
0.00	$10.22	5.53%	0.60%	0.61%	11.01%	27%	$300,187
(0.01)	$9.73	5.58%	0.60%	0.77%	0.73%	79%	$244,626
0.00	$10.22	5.09%	0.60%	0.95%	(1.69)%	18%	$304,170
(0.01)	$10.44	4.83%	0.60%	0.91%	4.04%	106%	$311,757

(0.09)	$10.44	4.06%	0.82%	0.87%	7.91%	19%	$64,760
(0.03)	$10.16	4.27%	0.83%	0.89%	5.67%	31%	$66,453
0.00	$10.06	4.40%	0.82%	0.91%	5.97%	45%	$64,929
0.00	$9.85	4.38%	0.88%	0.88%	5.43%	30%	$63,305
(0.01)	$9.76	4.17%	0.83%	0.84%	0.54%	7%	$68,443
0.00	$10.13	4.22%	0.87%	0.87%	5.29%	8%	$67,372

TAX-FREE FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 8).

(2)	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods less than 1 year are not annualized.

(3)	Commencement of operations.

(4)	The Fund changed its fiscal year-end from May 31 to June 30.

(5)	The Fund changed its fiscal year-end from August 31 to June 30.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS	TAX-FREE FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is comprised of 71 separate series as of the end of the reporting period. These financial statements present the California Limited Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, National Tax-Free and Nebraska Tax-Free Funds (each, a “Fund”, collectively, the “Funds”), each a series of the Trust.

On November 16, 2001, the Wells Fargo Minnesota Tax-Free Fund acquired all of the net assets of the Minnesota Intermediate Tax-Free Fund. The Minnesota Intermediate Tax-Free Fund exchanged its 17,835,674 shares (valued at $176,243,104) for 16,237,125 shares of the Wells Fargo Minnesota Tax-Free Fund. The net assets of the Minnesota Intermediate Tax-Free Fund included unrealized depreciation of $(7,330,147).

On May 20, 2002, the Wells Fargo National Tax-Free Fund acquired assets of the Wells Fargo Arizona Tax-Free Fund and the Wells Fargo Oregon Tax-Free Fund. The Wells Fargo Arizona Tax-Free Fund exchanged 675,454 Class A shares, 553,050 Class B shares, and 1,066,639 Institutional Class shares (valued at $7,049,073, $5,566,868, and $11,135,125, respectively) for 695,814 Class A shares, 549,489 Class B shares, and 1,098,587 Institutional Class shares of the Wells Fargo National Tax-Free Fund. The net assets of the Wells Fargo Arizona Tax-Free Fund included unrealized appreciation of $449,745. The Wells Fargo Oregon Tax-Free Fund exchanged 1,328,786 Class A shares, 1,319,042 Class B shares, and 188,090 Institutional Class shares (valued at $21,334,328, $12,974,107, and $3,019,298, respectively) for 2,105,912 Class A shares, 1,280,634 Class B shares, and 297,883 Institutional Class shares of the Wells Fargo National Tax-Free Fund. The net assets of the Wells Fargo Oregon Tax-Free Fund included unrealized depreciation of $(213,594).

The California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free and National Tax-Free Funds offer Class A, Class B, and Institutional Class shares. In addition, the California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Fund offers Class A, Class C and Institutional Class shares. The National Limited Term Tax-Free Fund and Nebraska Tax-Free Fund only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, the valuations are based on the latest quoted bid prices. In the absence of any sale or bid price of such securities, the securities are fair valued in accordance with procedures approved by the Trust’s Board of Trustees. Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Fund’s Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and are representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued based on methods which may include consideration of yields or prices of securities

TAX-FREE FUNDS	NOTES TO FINANCIAL STATEMENTS

of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities that cannot be valued by any of these methods are valued in good faith at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts and premiums are accreted or amortized. Dividend income is recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statements of Asset and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (Increase(Decrease)):

	Undistributed Net Investment Income	Undistributed Net Realized Gain/Loss	Paid-in Capital
California Tax-Free Fund	0	(93,548)	93,548
Colorado Tax-Free Fund	(5,494)	5,494	0
Minnesota Tax-Free Fund	18,318	(18,318)	0
National Tax-Free Fund	103,804	(103,804)	0
Nebraska Tax-Free Fund	0	(7,010)	7,010

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2003.

The following Funds had estimated net capital loss carryforwards at June 30, 2003, which are available to offset future net realized capital gains:

Fund	Year Expires	Capital Loss Carryforwards
Colorado Tax-Free Fund	2008 2009	224,971 410,897
Minnesota Tax-Free Fund	2009	823,511
National Limited Term Tax-Free Fund	2009	687,969
National Tax-Free Fund	2008 2009	10,280,222 157,637

The capital loss carryforwards of the Minnesota Tax-Free Fund and the National Tax-Free Fund include the capital losses acquired from mergers as discussed in Note 1. The Code may limit the yearly utilization of acquired capital losses.

NOTES TO FINANCIAL STATEMENTS	TAX-FREE FUNDS

3. ADVISORY FEES

The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC (“Funds Management”). Pursuant to the contracts, Funds Management has agreed to provide the Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

Fund	% of Average Daily Net Assets
California Limited Term Tax-Free	0.40
California Tax-Free	0.40
Colorado Tax-Free	0.40
Minnesota Tax-Free	0.40
National Limited Term Tax-Free	0.40
National Tax-Free	0.40
Nebraska Tax-Free	0.50

The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of each Fund’s average daily net assets up to $400 million, 0.125% for the next $400 million, and 0.10% of each Fund’s average daily net assets in excess of $800 million.

4. DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and C shares of the relevant Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds’ Class A shares or Institutional Class shares. The distribution fees paid on behalf of the Funds for the year ended June 30, 2003 are disclosed in the Statements of Operations.

5. ADMINISTRATION AND TRANSFER AGENT FEES

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator to the Funds and was entitled to receive, on a monthly basis, fees at the annual rate of 0.15% of each Fund’s average daily net assets.

The Trust had also entered into an agreement with Boston Financial Data Services, Inc. (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management on behalf of the Funds. Under this Agreement, for providing administrative services, which now includes paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.33% of the average daily net assets of a Fund’s Class A, Class B and Class C shares and 0.25% of the average daily net assets of a Fund’s Institutional Class shares.

For financial statement presentation purposes the separate transfer agent and administrative fees for the period prior to March 1, 2003 have been included with the combined fee under the new agreement.

TAX-FREE FUNDS	NOTES TO FINANCIAL STATEMENTS

6. SHAREHOLDER SERVICING FEES

The Trust has also entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares for these services. No fee is currently charged for Institutional Class shares.

The shareholder servicing fees paid on behalf of the Funds for the fiscal year ended June 30, 2003 were as follows:

Fund	Class A	Class B	Class C
California Limited Term Tax-Free Fund	217,197	N/A	11,147
California Tax-Free Fund	982,034	362,197	118,398
Colorado Tax-Free Fund	150,290	34,202	N/A
Minnesota Tax-Free Fund	108,644	54,528	N/A
National Limited Term Tax-Free Fund	N/A	N/A	N/A
National Tax-Free Fund	297,629	128,525	33,816
Nebraska Tax-Free Fund	N/A	N/A	N/A

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for all of the Funds. PFPC is entitled to receive an annual asset based fund fee, an annual fixed fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

The Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended June 30, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amounts consecutively from administration, custody and shareholder servicing fees collected.

9. DISTRIBUTION TO SHAREHOLDERS

On July 31, 2003, the Funds paid dividends per share as shown below.

Fund Name	Class A	Class B	Class C	Institutional Class
California Limited TermTax-Free Fund	0.013385073	N/A	0.007476956	0.015430428
California Tax-Free Fund	0.036209828	0.029618902	0.029618444	0.038314385
Colorado Tax-Free Fund	0.035227395	0.029169811	N/A	0.037238990
Minnesota Tax-Free Fund	0.033787930	0.027616455	N/A	0.035846571
National Limited Term Tax-Free Fund	N/A	N/A	N/A	0.023393225
National Tax-Free Fund	0.033213875	0.027433679	0.027436158	0.035139688
Nebraska Tax-Free Fund	N/A	N/A	N/A	0.03231935

NOTES TO FINANCIAL STATEMENTS	TAX-FREE FUNDS

The tax character of distributions paid during the years ended 6/30/2003 and 6/30/2002 was as follows:

Fund Name	Tax-exempt Income	Ordinary Income	Long-Term Capital Gain	Dividends Paid on Redemptions	Total
	2003	2003	2003	2003	2003
California Limited Term Tax-Free Fund	2,521,267	0	0	0	2,521,267
California Tax-Free Fund	27,363,981	196,784	1,773,550	75,633	29,409,948
Colorado Tax-Free Fund	5,651,405	95	0	0	5,651,500
Minnesota Tax-Free Fund	11,159,378	15,675	0	0	11,175,053
National Limited Term Tax-Free Fund	3,875,527	0	0	0	3,875,527
National Tax-Free Fund	21,347,402	312,774	0	0	21,660,176
Nebraska Tax-Free Fund	2,672,044	0	556,867	0	3,228,911

Fund Name	Tax-exempt Income	Ordinary Income	Long-Term Capital Gain	Dividends Paid on Redemptions	Total
	2002	2002	2002	2002	2002
California Limited Term Tax-Free Fund	1,829,815	28,644	118,239	0	1,976,698
California Tax-Free Fund	27,618,424	260,819	3,138,833	0	31,018,076
Colorado Tax-Free Fund	5,809,749	21,579	0	0	5,831,328
Minnesota Tax-Free Fund	8,906,437	0	0	0	8,906,437
National Limited Term Tax-Free Fund	2,740,889	0	0	0	2,740,889
National Tax-Free Fund	22,039,137	144,184	0	0	22,183,321
Nebraska Tax-Free Fund	2,770,925	79,710	81,666	0	2,932,301

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation	Capital Loss Carryforwards	Total
California Limited Term Tax-Free Fund	59,385	133,160	549,930	2,960,056	0	3,702,531
California Tax-Free Fund	778,200	428,186	3,856,405	44,407,756	0	49,470,547
Colorado Tax-Free Fund	282,422	0	0	7,744,595	(635,868)	7,391,149
Minnesota Tax-Free Fund	513,464	0	0	17,396,900	(823,511)	17,086,853
National Limited Term Tax-Free Fund	168,244	0	0	5,646,062	(687,969)	5,126,337
National Tax-Free Fund	1,552,285	0	0	18,150,013	(10,437,859)	9,264,439
Nebraska Tax-Free Fund	191,886	0	288,546	4,389,516	0	4,869,948

The difference between book basis and tax basis appreciation is attributable to the tax deferral on wash sales.

10. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the fiscal year ended June 30, 2003, were as follows:

AGGREGATE PURCHASES AND SALES
Fund	Purchases at Cost	Sales Proceeds
California Limited Term Tax-Free Fund	121,415,621	65,079,100
California Tax-Free Fund	211,227,912	219,334,639
Colorado Tax-Free Fund	44,056,383	45,452,228
Minnesota Tax-Free Fund	58,134,879	73,354,259
National Limited Term Tax-Free Fund	105,753,294	45,522,539
National Tax-Free Fund	164,866,872	232,804,115
Nebraska Tax-Free Fund	12,142,778	16,340,477

11. CAPITAL SHARE TRANSACTIONS

In the Minnesota Tax-Free Fund, for the fiscal year ended June 30, 2002, “Proceeds from shares sold” includes $176,243,104 for the Institutional Class and “Shares sold” includes 16,237,125 for the Institutional Class as a result of the consolidation of the Minnesota Intermediate Tax Free Fund.

TAX-FREE FUNDS	NOTES TO FINANCIAL STATEMENTS

In the National Tax-Free Fund, for the year ended June 30, 2002, “Proceeds from shares sold” includes $7,049,073 for Class A, and “Shares sold” includes 695,814 for Class A as a result of the consolidation of the Arizona Tax-Free Fund. “Proceeds from shares sold” includes $5,566,868 for Class B, and “Shares sold” includes 549,489 for Class B as a result of the consolidation of the Arizona Tax-Free Fund. “Proceeds from shares sold” includes $11,135,125 for the Institutional Class, and “Shares sold” includes 1,098,587 for the Institutional Class as a result of the consolidation of the Arizona Tax-Free Fund. “Proceeds from shares sold” includes $21,334,328 for Class A, and “Shares sold” includes 2,105,912 for Class A as a result of the consolidation of the Oregon Tax-Free Fund. “Proceeds from shares sold” includes $12,974,107 for Class B, and “Shares sold” includes 1,280,634 for Class B as a result of the consolidation of the Oregon Tax-Free Fund. “Proceeds from shares sold” includes $3,019,298 for the Institutional Class, and “Shares sold” includes 297,883 for the Institutional Class as a result of the consolidation of the Oregon Tax-Free Fund.

12. BANK BORROWINGS

All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the fiscal year ended June 30, 2003.

INDEPENDENT AUDITORS’ REPORT	TAX-FREE FUNDS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities of the California Limited Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, National Tax-Free and Nebraska Tax-Free Funds of the Wells Fargo Funds Trust (collectively the “Funds”), including the portfolios of investments as of June 30, 2003, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Nebraska Tax-Free Fund financial highlights for the three periods ended August 31, 2000 were audited by other auditors whose report dated October 13, 2000, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of June 30, 2003, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

August 22, 2003

TAX-FREE FUNDS	TAX INFORMATION

TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following funds designate the following amounts as long-term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code:

California Tax-Free Fund	$1,849,185
Nebraska Tax-Free Fund	556,867

For federal income tax purposes, the following funds designate the following percentages of their distributions paid from net investment income for the year ended June 30, 2003, as exempt interest dividends under Section 852(b)(5) of the Internal Revenue Code:

California Limited Term Tax-Free Fund	100.00%
California Tax-Free fund	99.29%
Colorado Tax-Free Fund	100.00%
Minnesota Tax-Free Fund	99.86%
National Limited Term Tax-Free Fund	100.00%
National Tax-Free Fund	98.56%
Nebraska Tax-Free Fund	100.00%

For California income tax purposes, the California Limited Tax-Free Fund and California Tax-Free Fund designate 100.00% and 99.29% of their distributions paid from net investment income for the year ended June 30, 2003, as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

BOARD OF TRUSTEES	TAX-FREE FUNDS

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of Wells Fargo Funds Trust (the “Trust”) and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994 - 1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

TAX-FREE FUNDS	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

LIST OF ABBREVIATIONS	TAX-FREE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CLO	— Collateralized Lease Obligation

CMB	— Collateralized Mortgage Backed

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SBA	— Small Business Administration

SFMR	— Single Family Mortgage Revenue

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

AR 015 (6/03)

ITEM 2.	CODE OF ETHICS

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable pursuant to SEC Release No. 34-47265 (January 28, 2003).

ITEMS 5-6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.	EXHIBITS

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WELLS FARGO FUNDS TRUST

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President

Date: August 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WELLS FARGO FUNDS TRUST

By:	/s/ STACIE D. DEANGELO
Stacie D. DeAngelo Treasurer

Date: August 25, 2003